UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Foundation® Conservative Allocation Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 36.51%
US Markets – 20.04%
Consumer Discretionary – 1.33%
Amazon.com †	50	$48,400
Aramark	565	23,154
BorgWarner	585	24,781
Cheesecake Factory	405	20,371
Chuy’s Holdings †	400	9,360
Cinemark Holdings	665	25,835
Comcast Class A	1,140	44,369
Del Frisco’s Restaurant Group †	1,270	20,447
Dollar General	593	42,749
Five Below †	525	25,919
Ford Motor	2,255	25,233
Home Depot	345	52,923
Jack in the Box	230	22,655
Liberty Global Class A †	582	18,694
Liberty Global Class C †	2,157	67,255
Liberty Interactive Corp. QVC Group Class A †	4,108	100,810
Lowe’s	1,700	131,801
Malibu Boats Class A †	910	23,542
Newell Brands	797	42,735
NIKE Class B	460	27,140
Shutterfly †	135	6,413
Starbucks	705	41,109
Steven Madden †	777	31,041
Tenneco	585	33,831
Tractor Supply	285	15,450
TripAdvisor †	1,293	49,393
Walt Disney	750	79,687
		1,055,097
Consumer Staples – 0.89%
Archer-Daniels-Midland	3,300	136,554
Casey’s General Stores	190	20,351
CVS Health	2,260	181,840
General Mills	345	19,113
J&J Snack Foods	207	27,338
Kraft Heinz	1,524	130,515
Mondelez International	3,073	132,723
PepsiCo	265	30,605
Pinnacle Foods	350	20,790
		699,829
Energy – 1.11%
Carrizo Oil & Gas †	750	13,065
Chevron	1,815	189,359
ConocoPhillips	2,900	127,484
EOG Resources	275	24,893
Halliburton	3,720	158,881
Keane Group †	690	11,040
Marathon Oil	9,160	108,546
Occidental Petroleum	2,670	159,853
Pioneer Energy Services †	1,745	3,577
Pioneer Natural Resources	225	35,905
RSP Permian †	635	20,491
SRC Energy †	2,555	17,195
Superior Energy Services †	745	7,770
		878,059
Financials – 2.47%
Aflac	675	52,434
Allstate	1,600	141,504
American Equity Investment Life Holding	820	21,550
Bank of New York Mellon	2,900	147,958
BB&T	3,200	145,312
BlackRock	110	46,465
Bryn Mawr Bank	280	11,900
Capital One Financial	410	33,874
Charles Schwab	1,640	70,454
City Holding	430	28,324
CoBiz Financial	1,080	18,792
Comerica	360	26,366
East West Bancorp	520	30,462
Essent Group †	905	33,612
Evercore Partners Class A	325	22,913
FCB Financial Holdings Class A †	175	8,356
First Bancorp (North Carolina)	415	12,973
Flushing Financial	460	12,967
Great Western Bancorp	790	32,240
Hope Bancorp	1,545	28,814
Houlihan Lokey	475	16,577
Independent Bank (Massachusetts)	310	20,661
Infinity Property & Casualty	275	25,850
Intercontinental Exchange	1,889	124,523
Invesco	1,040	36,598
JPMorgan Chase & Co.	980	89,572
KeyCorp	2,340	43,852
MainSource Financial Group	350	11,729
Marsh & McLennan	1,800	140,328
MGIC Investment †	4,460	49,952
Old National Bancorp	1,985	34,241

(continues)     NQ-444 [6/17] 8/17 (239927) 1

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
Primerica	475	$35,981
Prosperity Bancshares	310	19,914
Prudential Financial	295	31,901
Raymond James Financial	370	29,681
Reinsurance Group of America	125	16,049
Selective Insurance Group	455	22,773
State Street	350	31,406
Sterling Bancorp	1,565	36,386
Stifel Financial †	615	28,278
Travelers	195	24,673
Umpqua Holdings	1,785	32,773
United Bankshares	539	21,129
United Fire Group	240	10,574
US Bancorp	655	34,008
Validus Holdings	345	17,930
Webster Financial	185	9,661
WSFS Financial	615	27,890
		1,952,160
Healthcare – 3.07%
Abbott Laboratories	3,725	181,072
AbbVie	225	16,315
Acorda Therapeutics †	545	10,737
Alkermes †	345	20,000
Allergan	282	68,551
Biogen †	293	79,508
Brookdale Senior Living †	3,700	54,427
Cardinal Health	1,800	140,256
Catalent †	1,030	36,153
Celgene †	1,353	175,714
Cigna	285	47,706
Clovis Oncology †	280	26,216
CONMED	565	28,781
CryoLife †	1,241	24,758
DENTSPLY SIRONA	958	62,117
DexCom †	305	22,311
Edwards Lifesciences †	245	28,969
Eli Lilly & Co.	360	29,628
Exact Sciences †	700	24,759
Express Scripts Holding †	2,655	169,495
Gilead Sciences	460	32,559
HealthSouth	620	30,008
Johnson & Johnson	1,600	211,664
Ligand Pharmaceuticals Class B †	315	38,241
Medicines †	665	25,277
Merck & Co.	2,870	183,938
Merit Medical Systems †	976	37,234
Natera †	910	9,883
Pfizer	4,268	143,362
Prestige Brands Holdings †	536	28,306
Quest Diagnostics	1,300	144,508
Quidel †	1,165	31,618
Quintiles IMS Holdings †	899	80,461
Repligen †	480	19,891
Retrophin †	1,015	19,681
Spectrum Pharmaceuticals †	2,090	15,571
TESARO †	160	22,378
Thermo Fisher Scientific	205	35,766
Vanda Pharmaceuticals †	1,420	23,146
Vertex Pharmaceuticals †	175	22,552
Wright Medical Group †	1,005	27,627
		2,431,144
Industrials – 1.97%
AAON	773	28,485
ABM Industries	735	30,517
Applied Industrial Technologies	475	28,049
Barnes Group	605	35,411
Casella Waste Systems †	885	14,523
Columbus McKinnon	850	21,607
Continental Building Products †	1,495	34,833
Eaton	345	26,851
ESCO Technologies	675	40,264
Esterline Technologies †	150	14,220
Federal Signal	1,070	18,575
FedEx	408	88,671
General Electric	1,740	46,997
Granite Construction	870	41,969
Hawaiian Holdings †	255	11,972
Honeywell International	195	25,992
Kadant	340	25,568
KeyW Holding †	1,405	13,137
Kforce	840	16,464
KLX †	610	30,500
Lockheed Martin	95	26,373
MYR Group †	665	20,628
Nielsen Holdings	1,718	66,418
Northrop Grumman	600	154,026
On Assignment †	565	30,595
Oshkosh	255	17,564
Parker-Hannifin	265	42,352

2 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Raytheon	900	$145,332
Rockwell Collins	205	21,541
Southwest Airlines	305	18,953
Swift Transportation †	615	16,298
Tetra Tech	640	29,280
TransUnion †	470	20,356
TriNet Group †	570	18,662
Union Pacific	450	49,010
United Technologies	440	53,728
US Ecology	565	28,533
WageWorks †	436	29,299
Waste Management	2,000	146,700
XPO Logistics †	435	28,114
		1,558,367
Information Technology – 3.82%
Accenture Class A	265	32,775
Adobe Systems †	300	42,432
Alphabet Class A †	212	197,092
Alphabet Class C †	74	67,246
Altaba †	900	49,032
Analog Devices	195	15,171
Anixter International †	310	24,242
Apple	725	104,415
Belden	235	17,726
Broadcom	205	47,775
Brooks Automation	725	15,725
CA	4,328	149,186
Callidus Software †	1,570	37,994
Cisco Systems	5,400	169,020
Convergys	1,260	29,963
eBay †	2,936	102,525
Electronic Arts †	646	68,295
ExlService Holdings †	685	38,072
Facebook Class A †	1,237	186,762
GrubHub †	550	23,980
II-VI †	490	16,807
Intel	5,580	188,269
Intuit	382	50,733
j2 Global	515	43,821
MACOM Technology Solutions Holdings †	457	25,478
Mastercard Class A	911	110,641
Maxim Integrated Products	520	23,348
MaxLinear Class A †	945	26,356
Microsemi †	370	17,316
Microsoft	3,225	222,299
NETGEAR †	455	19,611
NVIDIA	275	39,754
Oracle	2,900	145,406
Paycom Software †	195	13,340
PayPal Holdings †	2,902	155,750
Plantronics	375	19,616
Proofpoint †	455	39,508
PTC †	305	16,812
Q2 Holdings †	510	18,845
QUALCOMM	285	15,738
salesforce.com †	525	45,465
Semtech †	1,025	36,644
Silicon Laboratories †	315	21,530
SS&C Technologies Holdings	550	21,125
Symantec	2,825	79,806
Take-Two Interactive Software †	261	19,152
Tyler Technologies †	180	31,621
Visa Class A	1,447	135,700
		3,019,919
Materials – 0.57%
Axalta Coating Systems †	500	16,020
Balchem	245	19,039
Boise Cascade †	770	23,408
Eastman Chemical	490	41,155
EI du Pont de Nemours & Co.	1,800	145,278
Kaiser Aluminum	335	29,654
Minerals Technologies	555	40,626
Neenah Paper	440	35,310
Quaker Chemical	255	37,034
WestRock	545	30,880
Worthington Industries	705	35,405
		453,809
Real Estate – 4.06%
American Tower	450	59,544
Apartment Investment & Management	900	38,673
AvalonBay Communities	650	124,911
Boston Properties	850	104,567
Brandywine Realty Trust	2,950	51,713
Brixmor Property Group	1,145	20,473
Camden Property Trust	250	21,377
Cousins Properties	1,675	14,723
Crown Castle International	1,059	106,091
DCT Industrial Trust	375	20,040
DDR	2,475	22,448
Douglas Emmett	1,875	71,644
EastGroup Properties	350	29,330

(continues)      NQ-444 [6/17] 8/17 (239927) 3

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Equinix	139	$59,653
Equity LifeStyle Properties	525	45,329
Equity Residential	3,825	251,800
Essex Property Trust	500	128,635
Extra Space Storage	475	37,050
Federal Realty Investment Trust	275	34,757
First Industrial Realty Trust	3,080	88,150
GGP	3,900	91,884
Gramercy Property Trust	1,236	36,722
Highwoods Properties	1,150	58,317
Host Hotels & Resorts	5,255	96,009
Kilroy Realty	650	48,847
Kimco Realty	1,900	34,865
Kite Realty Group Trust	1,538	29,114
LaSalle Hotel Properties	1,300	38,740
Lexington Realty Trust	2,100	20,811
Liberty Property Trust	475	19,337
Life Storage	225	16,673
LTC Properties	175	8,993
Macerich	525	30,481
Mack-Cali Realty	1,050	28,497
Mid-America Apartment Communities	497	52,374
National Retail Properties	850	33,235
Omega Healthcare Investors	575	18,987
Parkway	234	5,356
Pebblebrook Hotel Trust	1,550	49,972
Prologis	2,475	145,134
PS Business Parks	300	39,717
Public Storage	500	104,265
Ramco-Gershenson Properties Trust	3,645	47,021
Regency Centers	1,242	77,799
RLJ Lodging Trust	1,275	25,334
Sabra Health Care REIT	525	12,653
Simon Property Group	1,425	230,508
SL Green Realty	650	68,770
Spirit Realty Capital	2,750	20,377
Tanger Factory Outlet Centers	1,150	29,877
Taubman Centers	375	22,331
UDR	1,675	65,275
Urban Edge Properties	450	10,679
Ventas	1,575	109,431
Vornado Realty Trust	1,150	107,985
Welltower	525	39,296
		3,206,574
Telecommunication Services – 0.46%
AT&T	5,550	209,401
ATN International	335	22,927
Verizon Communications	3,000	133,980
		366,308
Utilities – 0.29%
Edison International	1,800	140,742
NorthWestern	585	35,697
South Jersey Industries	725	24,773
Spire	410	28,597
		229,809
Total US Markets (cost $10,368,290)		15,851,075
Developed Markets – 11.47%§
Consumer Discretionary – 1.94%
Bandai Namco Holdings	800	27,242
Bayerische Motoren Werke	1,344	124,769
Cie Generale des Etablissements Michelin	200	26,589
Denso	700	29,512
Donaco International	35,000	15,603
Hennes & Mauritz Class B	890	22,174
Industria de Diseno Textil	940	36,084
Kering	411	139,982
Luxottica Group	435	25,165
LVMH Moet Hennessy Louis Vuitton	225	56,100
Nitori Holdings	726	97,080
Oriental Land	500	33,821
Publicis Groupe	703	52,439
RTL Group	315	23,785
Sekisui Chemical	1,900	33,971
Sodexo	235	30,383
Stanley Electric	1,000	30,140
Sumitomo Rubber Industries	7,500	126,428
Techtronic Industries	29,500	135,646
Toyota Motor	2,799	146,650
USS	1,300	25,809
Valeo	1,293	87,116
WPP	1,600	33,634
Yue Yuen Industrial Holdings	41,000	170,145
		1,530,267
Consumer Staples – 1.45%
Anheuser-Busch InBev	285	31,480
Aryzta †	487	16,013
Asahi Group Holdings	600	22,554

4 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
British American Tobacco	845	$57,604
Carlsberg Class B	1,236	132,042
Chocoladefabriken Lindt & Spruengli	5	28,992
Coca-Cola Amatil	3,950	28,022
Coca-Cola European Partners	725	29,437
Danone	525	39,462
Diageo	1,090	32,205
Imperial Brands	2,915	130,927
Japan Tobacco	3,700	129,841
Jeronimo Martins	1,110	21,666
Kao	600	35,592
Koninklijke Ahold Delhaize	1,530	29,253
L’Oreal	215	44,791
Nestle	1,025	89,202
Reckitt Benckiser Group	270	27,373
Sundrug	600	22,352
Suntory Beverage & Food	600	27,846
Tate & Lyle	2,200	18,969
Treasury Wine Estates	2,350	23,770
Unilever	585	31,658
Unilever CVA	795	43,875
WH Group 144A #	28,500	28,765
Woolworths	1,250	24,538
		1,148,229
Energy – 0.33%
Amec Foster Wheeler	3,400	20,689
Caltex Australia	945	22,959
Galp Energia	1,200	18,167
Neste	430	16,939
Suncor Energy	2,600	75,967
TOTAL	2,184	107,973
		262,694
Financials – 1.59%
AIA Group	7,800	56,996
AXA	5,689	155,620
Banco Espirito Santo Class R =†	85,000	0
Bank Leumi Le-Israel	6,900	33,567
DBS Group Holdings	2,200	33,142
Deutsche Bank	800	14,185
ING Groep	8,711	150,234
Investec	3,120	23,305
Kyushu Financial Group	4,800	30,257
Medibank Pvt	10,400	22,382
Mitsubishi UFJ Financial Group	31,681	212,606
Nordea Bank	15,381	195,715
Prudential	1,750	40,138
Sony Financial Holdings	1,500	25,526
Standard Chartered †	13,565	137,314
UniCredit	6,567	122,633
		1,253,620
Healthcare – 1.49%
Astellas Pharma	2,700	32,995
Bayer	540	69,817
Fresenius SE & Co.	455	39,007
ICON †	315	30,804
Idorsia †	140	2,643
Indivior	5,800	23,622
Lonza Group †	65	14,052
Merck	185	22,345
Miraca Holdings	500	22,449
Novartis	2,119	176,344
Novo Nordisk Class B	680	29,120
Orion Class B	350	22,346
Ramsay Health Care	535	30,264
Roche Holding	435	110,780
Sanofi	2,182	208,744
Shire	2,972	164,048
Smith & Nephew	1,720	29,683
Sumitomo Dainippon Pharma	1,500	20,445
Teva Pharmaceutical
Industries ADR	3,242	107,699
UCB	310	21,325
		1,178,532
Industrials – 2.55%
ABB	1,370	33,832
ANDRITZ	490	29,516
Ashtead Group	1,330	27,526
Aurizon Holdings	6,640	27,355
Cie de Saint-Gobain	620	33,126
Deutsche Post	5,227	195,936
East Japan Railway	1,925	183,900
Eiffage	230	20,900
Elbit Systems	200	24,671
Fraport Frankfurt Airport Services Worldwide	425	37,522
Fuji Electric	4,000	21,054
ITOCHU	13,337	197,906
Japan Airlines	900	27,798
JTEKT	1,500	21,898
Koninklijke Philips	5,490	194,978

(continues)       NQ-444 [6/17] 8/17 (239927) 5

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Leonardo †	5,255	$87,329
Meggitt	15,253	94,742
MINEBEA MITSUMI	6,000	96,288
Mitsubishi Electric	1,800	25,854
Rexel	3,216	52,618
Rolls-Royce Holdings †	2,035	23,616
Safran	380	34,826
Schneider Electric †	400	30,733
Securitas Class B	1,440	24,271
Singapore Airlines	2,600	19,112
Teleperformance	1,077	137,955
Vestas Wind Systems	285	26,310
Vinci	2,474	211,163
Volvo Class B	1,750	29,829
Wolters Kluwer	570	24,130
Yamato Holdings	1,000	20,258
		2,016,952
Information Technology – 0.80%
Amadeus IT Group	460	27,504
ASM Pacific Technology	2,500	33,782
ASML Holding (New York Shares)	263	34,272
Atos	255	35,794
Brother Industries	1,400	32,276
CGI Group Class A †	2,132	108,935
Infineon Technologies	1,450	30,613
InterXion Holding †	485	22,203
Nice	360	28,876
Omron	800	34,674
Playtech	10,515	130,242
SAP	420	43,869
Seiko Epson	1,600	35,549
Trend Micro	600	30,887
		629,476
Materials – 0.59%
Alamos Gold	4,702	33,358
Amcor	2,280	28,407
Anglo American †	1,770	23,607
Anglo American ADR †	1,800	11,974
Boral	4,850	25,908
Covestro 144A #	340	24,546
Daicel	2,000	24,841
EMS-Chemie Holding	59	43,501
Fletcher Building	3,350	19,614
Johnson Matthey	580	21,688
Kuraray	1,700	30,803
Rio Tinto	2,250	95,007
Shin-Etsu Chemical	500	45,277
South32	11,700	24,100
Yamana Gold	6,453	15,575
		468,206
Real Estate – 0.13%
Azrieli Group	400	22,245
Daito Trust Construction	200	31,109
Klepierre	630	25,821
Mirvac Group	13,550	22,183
		101,358
Telecommunication Services – 0.49%
Nippon Telegraph & Telephone	3,844	181,477
Tele2 Class B	10,953	114,669
Telenor	1,240	20,571
Telstra	7,600	25,118
Vodafone Group	17,100	48,497
		390,332
Utilities – 0.11%
CLP Holdings	2,000	21,159
National Grid	2,334	28,934
Tokyo Gas	7,000	36,365
		86,458
Total Developed Markets (cost $6,791,621)		9,066,124
Emerging Markets X – 5.00%
Consumer Discretionary – 0.39%
Arcos Dorados Holdings Class A †	4,200	31,290
Astra International	72,500	48,575
B2W Cia Digital †	23,090	81,128
Ctrip.com International ADR †	900	48,474
Grupo Televisa ADR	2,025	49,349
Hyundai Motor	165	23,002
Woolworths Holdings	5,692	26,823
		308,641
Consumer Staples – 0.72%
BRF ADR	2,700	31,833
China Mengniu Dairy	16,000	31,355
Cia Brasileira de Distribuicao ADR †	1,600	31,280
Cia Cervecerias Unidas ADR	1,300	34,112
Coca-Cola Femsa ADR	1,230	104,144

6 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Fomento Economico Mexicano ADR	600	$59,004
JBS	3,200	6,365
Lotte Chilsung Beverage	29	43,444
Lotte Confectionery	330	57,108
Tingyi Cayman Islands Holding	33,908	40,216
Uni-President China Holdings	70,600	57,059
Wal-Mart de Mexico	9,590	22,236
X5 Retail Group GDR †	1,540	53,361
		571,517
Energy – 0.66%
China Petroleum & Chemical	37,350	29,134
Gazprom PJSC ADR	11,842	46,871
LUKOIL PJSC ADR	1,000	48,790
Petroleo Brasileiro ADR †	4,819	38,504
PTT	3,441	37,479
Reliance Industries GDR 144A #†	6,684	283,402
Rosneft Oil PJSC GDR	6,870	37,338
		521,518
Financials – 0.67%
Akbank	24,861	69,246
Banco Bradesco ADR	5,280	44,880
Banco Santander Brasil ADR	1,500	11,295
Grupo Financiero Banorte	4,500	28,552
Grupo Financiero Santander Mexico Class B ADR	4,200	40,488
ICICI Bank ADR	8,800	78,936
Industrial & Commercial Bank
of China	24,000	16,200
Itau Unibanco Holding ADR	5,703	63,018
KB Financial Group ADR	927	46,804
Ping An Insurance Group of China	3,500	23,065
Samsung Life Insurance	565	57,777
Sberbank of Russia PJSC =	20,758	51,245
		531,506
Healthcare – 0.03%
Hypermarcas	2,600	21,747
		21,747
Industrials – 0.02%
Gol Linhas Aereas Inteligentes ADR †	1,020	11,587
Rumo †	1,072	2,793
Santos Brasil Participacoes †	8,500	5,208
ZTO Express Cayman ADR †	29	405
		19,993
Information Technology – 1.71%
Alibaba Group Holding ADR †	1,190	167,671
Baidu ADR †	550	98,373
Hon Hai Precision Industry	15,468	59,492
Mail.Ru Group GDR †	566	14,914
MediaTek	9,000	77,071
NAVER	28	20,508
Netmarble Games 144A #†	40	5,419
Samsung Electronics	129	268,001
Samsung SDI	243	36,424
SINA †	1,100	93,467
SK Hynix	615	36,229
Sohu.com †	2,000	90,120
Taiwan Semiconductor Manufacturing	14,034	96,190
Taiwan Semiconductor Manufacturing ADR	2,000	69,920
Tencent Holdings	4,900	175,228
Weibo ADR †	220	14,623
WNS Holdings ADR †	890	30,580
		1,354,230
Materials – 0.19%
Braskem ADR	900	18,648
Cemex ADR †	2,300	21,666
Cemex Latam Holdings †	2,673	10,245
Cia de Minas Buenaventura ADR	1,800	20,700
Impala Platinum Holdings †	1,419	3,997
UltraTech Cement	773	47,347
Vedanta	6,469	24,925
		147,528
Real Estate – 0.07%
Etalon Group GDR 144A #=	3,700	13,301
IRSA Inversiones y Representaciones ADR †	900	21,708
UEM Sunrise †	67,159	18,774
		53,783
Telecommunication Services – 0.54%
America Movil Class L ADR	2,726	43,398
China Mobile	5,794	61,484
LG Uplus	2,011	27,419
Mobile TeleSystems PJSC ADR	1,600	13,408
SK Telecom	37	8,602

(continues)       NQ-444 [6/17] 8/17 (239927) 7

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
SK Telecom ADR	4,900	$125,783
Telefonica Brasil ADR	4,350	58,682
TIM Participacoes ADR	3,500	51,800
Turkcell Iletisim Hizmetleri
ADR	2,687	22,033
VEON ADR	3,322	12,989
		425,598
Total Emerging Markets (cost $3,252,000)		3,956,061

Total Common Stock (cost $20,411,911)		28,873,260

Exchange-Traded Funds – 1.29%
iShares MSCI EAFE ETF	15	978
iShares MSCI EAFE Growth ETF	635	46,965
iShares Russell 1000 Growth ETF	6,465	769,464
Vanguard FTSE Developed Markets ETF	95	3,925
Vanguard Mega Cap Growth ETF	945	94,557
Vanguard Russell 1000 Growth ETF	880	106,982
Total Exchange-Traded Funds (cost $939,681)		1,022,871

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 10.88%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	870	1,006
Series 2005-70 PA 5.50%
8/25/35	3,519	3,933
Series 2008-15 SB 5.384%
8/25/36 Σ●	21,192	4,078
Series 2010-41 PN 4.50%
4/25/40	60,000	64,383
Series 2010-43 HJ 5.50%
5/25/40	6,318	7,286
Series 2010-96 DC 4.00%
9/25/25	54,685	58,291
Series 2010-129 SM
4.784% 11/25/40 Σ●	60,129	9,730
Series 2012-51 SA 5.284%
5/25/42 Σ●	54,384	13,376
Series 2012-98 MI 3.00%
8/25/31 Σ	83,280	9,072
Series 2012-99 AI 3.50%
5/25/39 Σ	186,088	21,843
Series 2012-118 AI 3.50%
11/25/37 Σ	367,901	45,841
Series 2012-120 WI 3.00%
11/25/27 Σ	47,655	4,581
Series 2012-125 MI 3.50%
11/25/42 Σ	156,058	30,956
Series 2012-137 WI 3.50%
12/25/32 Σ	65,486	10,392
Series 2012-139 NS
5.484% 12/25/42 Σ●	185,809	45,290
Series 2013-2 DA 2.00%
11/25/42	2,813	2,458
Series 2013-7 EI 3.00%
10/25/40 Σ	1,774,519	224,831
Series 2013-7 GP 2.50%
2/25/43	7,000	6,375
Series 2013-26 ID 3.00%
4/25/33 Σ	100,647	13,974
Series 2013-38 AI 3.00%
4/25/33 Σ	94,555	13,004
Series 2013-43 IX 4.00%
5/25/43 Σ	252,387	57,744
Series 2013-44 DI 3.00%
5/25/33 Σ	301,018	42,935
Series 2013-45 PI 3.00%
5/25/33 Σ	145,159	20,050
Series 2013-51 PI 3.00%
11/25/32 Σ	212,086	24,838
Series 2013-55 AI 3.00%
6/25/33 Σ	101,797	14,317
Series 2013-59 PY 2.50%
6/25/43	30,000	27,834
Series 2013-62 PY 2.50%
6/25/43	25,000	22,938
Series 2013-64 KI 3.00%
2/25/33 Σ	475,756	67,128
Series 2013-69 IJ 3.00%
7/25/33 Σ	60,002	8,320
Series 2013-71 ZA 3.50%
7/25/43	29,901	30,732
Series 2013-75 JI 3.00%
9/25/32 Σ	82,078	10,566
Series 2014-25 DI 3.50%
8/25/32 Σ	55,263	6,332
Series 2014-36 ZE 3.00%
6/25/44	71,291	66,866

8 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-63 KI 3.50%
11/25/33 Σ	55,163	$6,656
Series 2014-68 BS 4.934%
11/25/44 Σ●	152,529	32,202
Series 2014-90 SA 4.934%
1/25/45 Σ●	64,708	12,655
Series 2015-11 BI 3.00%
1/25/33 Σ	60,400	6,365
Series 2015-40 GZ 3.50%
5/25/45	11,831	11,696
Series 2015-44 Z 3.00%
9/25/43	94,496	92,518
Series 2015-71 PI 4.00%
3/25/43 Σ	370,407	59,216
Series 2015-87 TI 3.50%
11/25/35 Σ	75,117	11,438
Series 2015-95 SH 4.784%
1/25/46 Σ●	86,025	19,196
Series 2016-2 HI 3.00%
12/25/41 Σ	132,915	17,593
Series 2016-17 BI 4.00%
2/25/43 Σ	730,883	120,143
Series 2016-33 DI 3.50%
6/25/36 Σ	82,534	12,511
Series 2016-54 PI 3.00%
2/25/44 Σ	139,187	17,015
Series 2016-62 SA 4.784%
9/25/46 Σ●	119,025	29,306
Series 2016-72 AZ 3.00%
10/25/46	122,727	114,318
Series 2016-74 GS 4.784%
10/25/46 Σ●	1,095,373	274,086
Series 2016-80 BZ 3.00%
11/25/46	164,248	149,106
Series 2016-80 CZ 3.00%
11/25/46	142,825	129,826
Series 2016-80 JZ 3.00%
11/25/46	15,303	14,268
Series 2016-90 CI 3.00%
2/25/45 Σ	1,017,006	148,764
Series 2016-95 IO 3.00%
12/25/46 Σ	1,595,998	306,981
Series 2016-95 LZ 2.50%
12/25/46	76,101	62,718
Series 2016-95 US 4.784%
12/25/46 Σ●	1,634,457	347,985
Series 2016-99 TI 3.50%
3/25/36 Σ	88,855	12,478
Series 2016-101 ZP 3.50%
1/25/47	10,176	9,838
Series 2017-6 NI 3.50%
3/25/46 Σ	97,686	17,404
Series 2017-16 SM
4.834% 3/25/47 Σ●	96,723	20,803
Series 2017-16 YT 3.00%
7/25/46	30,000	30,370
Series 2017-24 AI 3.00%
8/25/46 Σ	98,057	14,442
Series 2017-25 BL 3.00%
4/25/47	1,000	926
Series 2017-27 EM 3.00%
4/25/47	12,000	11,332
Series 2017-28 Z 3.50%
4/25/47	12,105	12,303
Series 2017-40 GZ 3.50%
5/25/47	5,029	5,170
Series 2017-40 IG 3.50%
3/25/43 Σ	39,676	5,275
Series 2017-46 BI 3.00%
4/25/47 Σ	99,065	13,297
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	30,835	33,315
Series 2621 QH 5.00%
5/15/33	340	375
Series 2708 ZD 5.50%
11/15/33	9,308	10,459
Series 3939 EI 3.00%
3/15/26 Σ	164,634	10,527
Series 4065 DE 3.00%
6/15/32	15,000	15,304
Series 4100 EI 3.00%
8/15/27 Σ	76,773	7,434
Series 4109 AI 3.00%
7/15/31 Σ	169,445	18,830
Series 4120 IK 3.00%
10/15/32 Σ	130,502	17,886
Series 4136 EZ 3.00%
11/15/42	15,624	15,615
Series 4146 IA 3.50%
12/15/32 Σ	68,161	10,446
Series 4152 GW 2.50%
1/15/43	4,000	3,702
Series 4161 IM 3.50%
2/15/43 Σ	66,905	14,171
Series 4181 DI 2.50%
3/15/33 Σ	62,859	7,551
Series 4184 GS 4.961%
3/15/43 Σ●	67,250	14,542
Series 4185 LI 3.00%
3/15/33 Σ	73,521	10,202

(continues)       NQ-444 [6/17] 8/17 (239927) 9

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4186 IE 3.00%
3/15/33 Σ	1,288,021	$183,662
Series 4191 CI 3.00%
4/15/33 Σ	63,895	8,902
Series 4197 LZ 4.00%
4/15/43	10,629	11,468
Series 4206 DZ 3.00%
5/15/33	35,890	35,406
Series 4223 HI 3.00%
4/15/30 Σ	319,217	25,549
Series 4342 CI 3.00%
11/15/33 Σ	62,200	7,485
Series 4366 DI 3.50%
5/15/33 Σ	168,837	23,922
Series 4433 DI 3.00%
8/15/32 Σ	648,092	66,963
Series 4435 DY 3.00%
2/15/35	73,000	73,504
Series 4476 GI 3.00%
6/15/41 Σ	150,441	17,094
Series 4487 ZC 3.50%
6/15/45	238,073	243,647
Series 4518 CI 3.50%
6/15/42 Σ	264,298	32,298
Series 4527 CI 3.50%
2/15/44 Σ	75,606	12,937
Series 4567 LI 4.00%
8/15/45 Σ	731,424	136,755
Series 4574 AI 3.00%
4/15/31 Σ	281,920	35,446
Series 4581 LI 3.00%
5/15/36 Σ	83,948	11,440
Series 4592 WT 5.50%
6/15/46	129,058	144,204
Series 4594 SG 4.841%
6/15/46 Σ●	182,690	45,440
Series 4614 HB 2.50%
9/15/46	32,000	29,227
Series 4618 SA 4.841%
9/15/46 Σ●	94,731	22,730
Series 4623 IY 4.00%
10/15/46 Σ	97,011	21,521
Series 4623 LZ 2.50%
10/15/46	122,015	106,983
Series 4623 MW 2.50%
10/15/46	225,000	207,615
Series 4623 WI 4.00%
8/15/44 Σ	130,217	23,695
Series 4629 KB 3.00%
11/15/46	120,000	115,165
Series 4643 QI 3.50%
9/15/45 Σ	216,148	35,937
Series 4648 ND 3.00%
9/15/46	12,000	11,633
Series 4648 SA 4.841%
1/15/47 Σ●	1,232,194	272,887
Series 4650 JE 3.00%
7/15/46	10,000	9,680
Series 4656 HI 3.50%
5/15/42 Σ	95,287	12,573
Series 4657 NW 3.00%
4/15/45	12,000	11,951
Series 4660 GI 3.00%
8/15/43 Σ	98,551	15,523
Freddie Mac Strips
Series 267 S5 4.841%
8/15/42 Σ●	86,275	17,899
Series 290 IO 3.50%
11/15/32 Σ	61,415	9,792
Series 299 S1 4.841%
1/15/43 Σ●	63,900	12,876
Series 319 S2 4.841%
11/15/43 Σ●	71,186	15,595
Series 326 S2 4.791%
3/15/44 Σ●	142,698	28,588
GNMA
Series 2010-113 KE 4.50%
9/20/40	140,000	153,659
Series 2012-108 PB 2.75%
9/16/42	4,000	3,858
Series 2012-136 MX
2.00% 11/20/42	240,000	220,712
Series 2013-113 AZ 3.00%
8/20/43	90,859	88,418
Series 2013-113 LY 3.00%
5/20/43	138,000	138,245
Series 2015-64 GZ 2.00%
5/20/45	33,360	28,093
Series 2015-74 CI 3.00%
10/16/39 Σ	72,990	9,910
Series 2015-82 GI 3.50%
12/20/38 Σ	110,593	11,289
Series 2015-133 AL 3.00%
5/20/45	96,000	94,342
Series 2015-142 AI 4.00%
2/20/44 Σ	63,316	8,106
Series 2015-36 PI 3.50%
8/16/41 Σ	78,855	10,784
Series 2016-5 GL 3.00%
7/20/45	140,000	140,024

10 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-101 QL 3.00%
7/20/46	356,000	$346,094
Series 2016-108 YL 3.00%
8/20/46	785,000	748,832
Series 2016-111 PB 2.50%
8/20/46	30,000	27,586
Series 2016-118 DI 3.50%
3/20/43 Σ	94,936	14,347
Series 2016-134 MW
3.00% 10/20/46	140,000	142,375
Series 2016-135 Z 3.00%
10/20/46	5,101	4,778
Series 2016-149 GI 4.00%
11/20/46 Σ	97,477	20,989
Series 2016-160 VZ 2.50%
11/20/46	14,205	12,172
Series 2016-171 IP 3.00%
3/20/46 Σ	97,118	14,432
Series 2017-4 BW 3.00%
1/20/47	12,000	11,479
Series 2017-25 CZ 3.50%
2/20/47	5,059	5,116
Series 2017-25 WZ 3.00%
2/20/47	730,257	674,587
Series 2017-34 AZ 3.00%
1/20/47	251,880	234,026
Series 2017-34 DY 3.50%
3/20/47	11,000	11,052
Total Agency Collateralized
Mortgage Obligations
(cost $8,615,619)		8,605,156

Agency Commercial Mortgage-Backed Securities – 0.63%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series KS03 A4 3.161%
5/25/25 ⧫●	50,000	51,669
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.341% 2/25/47 #●	20,000	21,841
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	10,878
Series 2012-K18 B 144A
4.40% 1/25/45 #●	30,000	31,787
Series 2012-K22 B 144A
3.811% 8/25/45 #●	50,000	51,859
Series 2012-K708 B 144A
3.883% 2/25/45 #●	45,000	46,022
Series 2013-K32 B 144A
3.651% 10/25/46 #●	110,000	113,682
Series 2013-K33 B 144A
3.617% 8/25/46 #●	50,000	51,040
Series 2013-K712 B 144A
3.48% 5/25/45 #●	25,000	25,582
Series 2013-K713 B 144A
3.274% 4/25/46 #●	15,000	15,279
Series 2013-K713 C 144A
3.274% 4/25/46 #●	75,000	75,470
Total Agency Commercial
Mortgage-Backed
Securities (cost $490,186)		495,109

Agency Mortgage-Backed Securities – 9.22%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	45,308	49,015
4.50% 2/1/46	226,589	244,936
5.00% 11/1/33	475	521
5.00% 10/1/35	231,297	253,820
5.00% 10/1/36	669	735
5.00% 12/1/36	508	557
5.50% 3/1/34	47,171	52,826
5.50% 4/1/34	748	838
5.50% 8/1/34	7,430	8,322
5.50% 11/1/34	2,465	2,757
5.50% 12/1/34	28,139	31,518
5.50% 2/1/35	1,397	1,565
5.50% 8/1/37	62,273	69,756
5.50% 1/1/38	76,300	85,565
5.50% 3/1/38	18,742	21,037
5.50% 12/1/38	722	809
5.50% 7/1/40	21,151	23,652
5.50% 6/1/41	49,705	55,790
5.50% 9/1/41	6,303	7,136
5.50% 5/1/44	991,278	1,110,020
6.00% 3/1/34	3,930	4,489
6.00% 8/1/34	6,534	7,471
6.00% 11/1/34	187	213
6.00% 4/1/35	89,663	102,425
6.00% 6/1/35	77,999	88,949
6.00% 7/1/35	22,916	26,152
6.00% 12/1/35	31,410	35,811
6.00% 5/1/36	71,794	81,694
6.00% 6/1/36	111,016	127,563
6.00% 9/1/36	80,165	91,007
6.00% 2/1/37	8,498	9,676
6.00% 5/1/37	75,823	86,337
6.00% 6/1/37	1,416	1,610

(continues)       NQ-444 [6/17] 8/17 (239927) 11

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 7/1/37	1,188	$1,347
6.00% 8/1/37	108,447	123,827
6.00% 9/1/37	11,496	13,098
6.00% 11/1/37	491	557
6.00% 3/1/38	158,618	180,121
6.00% 5/1/38	48,513	54,916
6.00% 9/1/38	8,511	9,682
6.00% 10/1/38	7,902	8,954
6.00% 9/1/39	119,857	138,364
6.00% 10/1/39	92,624	105,687
6.00% 3/1/40	33,057	37,576
6.00% 4/1/40	32,079	36,411
6.00% 9/1/40	10,434	11,905
6.00% 10/1/40	24,433	27,678
6.00% 11/1/40	4,314	4,918
6.00% 5/1/41	50,513	57,260
6.00% 6/1/41	31,166	35,373
6.00% 7/1/41	45,958	52,073
6.50% 3/1/40	59,803	67,517
Fannie Mae S.F. 30 yr TBA
4.50% 8/1/47	2,860,000	3,063,549
Freddie Mac ARM
2.554% 10/1/46 ●	73,656	73,971
Freddie Mac S.F. 30 yr
5.00% 5/1/41	51,014	56,274
5.00% 12/1/41	3,984	4,382
5.50% 3/1/34	3,206	3,586
5.50% 12/1/34	2,899	3,247
5.50% 9/1/37	2,575	2,869
5.50% 3/1/40	9,620	10,699
5.50% 6/1/41	23,349	26,086
6.00% 5/1/35	8,649	9,819
6.00% 2/1/36	6,012	6,809
6.00% 3/1/36	7,890	8,919
6.00% 11/1/36	4,114	4,648
6.00% 5/1/37	9,578	10,831
6.00% 6/1/38	14,071	15,915
6.00% 8/1/38	26,251	29,846
6.00% 10/1/38	3,194	3,637
6.00% 7/1/39	2,916	3,309
6.00% 3/1/40	80,807	91,498
6.00% 5/1/40	31,556	35,608
6.00% 7/1/40	15,656	17,742
6.50% 12/1/31	1,978	2,229
GNMA II S.F. 30 yr
5.50% 5/20/37	12,272	13,619
5.50% 4/20/40	10,692	11,667
6.00% 2/20/39	13,493	14,997
6.00% 2/20/40	49,681	55,499
6.00% 4/20/46	16,074	17,932
6.50% 6/20/39	18,108	20,503
6.50% 10/20/39	15,307	17,274
Total Agency
Mortgage-Backed
Securities (cost $7,310,031)		7,288,800

Collateralized Debt Obligations – 1.77%
AMMC CLO
Series 2015-16A AR 144A
2.42% 4/14/29 #●	100,000	99,950
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.352% 10/20/28 #●	250,000	251,851
GoldentTree Loan
Management US CLO
Series 2017-1A A 144A
2.404% 4/20/29 #●	250,000	250,972
JFIN CLO
Series 2017-1A A1 144A
2.324% 4/24/29 #●	100,000	100,332
MP CLO IV
Series 2013-2A ARR 144A
2.594% 7/25/29 #●	250,000	250,000
TIAA CLO
Series 2017-1A A 144A
2.49% 4/20/29 #●	250,000	250,961
Venture XXIV CLO
Series 2016-24A A1D
144A
2.576% 10/20/28 #●	100,000	100,104
Venture XXVIII CLO
Series 2017-28A A2 144A
2.423% 7/20/30 #●	100,000	99,171
Total Collateralized Debt
Obligations
(cost $1,398,400)		1,403,341

Convertible Bond – 0.13%
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	100,000	103,000
Total Convertible Bond
(cost $104,500)		103,000

12 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds – 27.95%
Banking – 6.38%
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	16,000	$12,335
Bank of America
3.248% 10/21/27		25,000	24,213
3.30% 8/5/21	AUD	10,000	7,706
3.705% 4/24/28 ●		55,000	55,483
4.183% 11/25/27		355,000	361,800
Bank of New York Mellon
2.15% 2/24/20		15,000	15,091
2.20% 8/16/23		45,000	43,664
2.50% 4/15/21		35,000	35,293
3.442% 2/7/28 ●		90,000	91,452
4.625% 12/29/49 ●		60,000	60,666
Barclays 4.337% 1/10/28		200,000	206,301
BB&T 2.45% 1/15/20		60,000	60,688
Citigroup
2.279% 5/17/24 ●		260,000	259,979
3.75% 10/27/23	AUD	59,000	45,555
Citizens Financial Group
2.375% 7/28/21		25,000	24,805
4.30% 12/3/25		55,000	57,449
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26		250,000	266,082
Export-Import Bank of India
144A 3.375% 8/5/26 #		200,000	196,174
Export-Import Bank of Korea
4.00% 6/7/27	AUD	10,000	7,671
Fifth Third Bancorp
2.60% 6/15/22		110,000	109,548
2.875% 7/27/20		25,000	25,582
Goldman Sachs Group
3.691% 6/5/28 ●		140,000	140,745
5.15% 5/22/45		80,000	89,211
5.20% 12/17/19	NZD	18,000	13,771
Huntington Bancshares
2.30% 1/14/22		35,000	34,507
JPMorgan Chase & Co.
2.776% 4/25/23 ●		35,000	35,082
3.54% 5/1/28 ●		45,000	45,304
4.25% 11/2/18	NZD	85,000	63,270
4.25% 10/1/27		60,000	62,493
KeyBank 3.40% 5/20/26		250,000	248,745
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	125,000	101,207
Lloyds Banking Group
3.00% 1/11/22		200,000	202,166
Morgan Stanley
2.75% 5/19/22		60,000	60,021
3.625% 1/20/27		50,000	50,380
3.95% 4/23/27		165,000	166,390
5.00% 9/30/21	AUD	54,000	44,404
Northern Trust
3.375% 5/8/32 ●		20,000	20,019
PNC Financial Services Group
3.15% 5/19/27		160,000	159,420
5.00% 12/29/49 ●		65,000	67,113
Royal Bank of Canada
2.75% 2/1/22		95,000	96,664
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	204,239
Santander UK 144A
5.00% 11/7/23 #		200,000	215,084
State Street
3.30% 12/16/24		50,000	51,473
3.55% 8/18/25		50,000	52,125
SunTrust Banks
2.70% 1/27/22		70,000	70,212
5.05% 12/31/49 ●		30,000	30,525
Toronto-Dominion Bank
2.50% 12/14/20		40,000	40,478
UBS Group Funding
Switzerland 144A
3.00% 4/15/21 #		200,000	203,230
US Bancorp 3.10% 4/27/26		75,000	74,222
USB Capital IX
3.50% 10/29/49 ●		145,000	128,927
Wells Fargo & Co.
3.584% 5/22/28 ●		240,000	242,809
Zions Bancorporation
4.50% 6/13/23		60,000	63,212
			5,044,985
Basic Industry – 2.40%
Boise Cascade 144A
5.625% 9/1/24 #		55,000	56,925
Builders FirstSource 144A
5.625% 9/1/24 #		50,000	52,250
Cemex 144A
7.75% 4/16/26 #		200,000	229,250
CF Industries 6.875% 5/1/18		105,000	109,331
Cliffs Natural Resources 144A
5.75% 3/1/25 #		5,000	4,737
Dow Chemical
8.55% 5/15/19		198,000	221,872
Freeport-McMoRan
6.875% 2/15/23		65,000	68,900

(continues)       NQ-444 [6/17] 8/17 (239927) 13

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
General Electric
4.25% 1/17/18	NZD	10,000	$7,396
5.55% 5/4/20		40,000	43,966
6.00% 8/7/19		80,000	86,971
Georgia-Pacific
8.00% 1/15/24		160,000	205,537
International Paper
4.40% 8/15/47		80,000	80,972
INVISTA Finance 144A
4.25% 10/15/19 #		75,000	77,640
Koppers 144A
6.00% 2/15/25 #		40,000	42,600
OCP 144A 4.50% 10/22/25 #		200,000	202,250
Olin 5.125% 9/15/27		30,000	30,975
PulteGroup 5.00% 1/15/27		30,000	30,900
Sherwin-Williams
3.45% 6/1/27		75,000	75,689
Southern Copper
5.875% 4/23/45		10,000	10,770
Standard Industries 144A
5.00% 2/15/27 #		80,000	81,800
US Concrete 144A
6.375% 6/1/24 #		25,000	26,500
Vale Overseas
5.875% 6/10/21		10,000	10,760
6.25% 8/10/26		40,000	43,250
Westlake Chemical
5.00% 8/15/46		45,000	47,784
WR Grace & Co. 144A
5.625% 10/1/24 #		42,000	45,045
			1,894,070
Capital Goods – 1.05%
BWAY Holding 144A
5.50% 4/15/24 #		60,000	61,425
CCL Industries 144A
3.25% 10/1/26 #		40,000	38,604
KLX 144A 5.875% 12/1/22 #		20,000	21,075
Lennox International
3.00% 11/15/23		100,000	99,979
Masco 3.50% 4/1/21		75,000	77,440
Parker-Hannifin
3.30% 11/21/24		5,000	5,161
Rockwell Collins
3.20% 3/15/24		30,000	30,446
3.50% 3/15/27		25,000	25,404
Roper Technologies
2.80% 12/15/21		30,000	30,283
Siemens Financierings-
maatschappij 144A
2.70% 3/16/22 #		260,000	263,525
United Technologies
2.80% 5/4/24		90,000	90,337
Waste Management
2.40% 5/15/23		90,000	88,922
			832,601
Consumer Cyclical – 1.11%
Albertsons 144A
6.625% 6/15/24 #		20,000	19,900
Boyd Gaming
6.375% 4/1/26		35,000	37,931
Coach 4.125% 7/15/27		35,000	34,718
Dollar General
3.875% 4/15/27		100,000	102,621
General Motors Financial
3.45% 4/10/22		115,000	116,997
5.25% 3/1/26		5,000	5,410
Hanesbrands 144A
4.875% 5/15/26 #		45,000	45,900
Hyundai Capital America
144A 2.125% 10/2/17 #		60,000	60,046
144A 2.55% 2/6/19 #		15,000	15,063
144A 3.00% 3/18/21 #		10,000	10,070
KFC Holding
144A 5.00% 6/1/24 #		20,000	20,900
144A 5.25% 6/1/26 #		20,000	21,100
Live Nation Entertainment
144A 4.875% 11/1/24 #		35,000	35,613
Lowe’s 3.70% 4/15/46		135,000	130,663
Marriott International
3.75% 3/15/25		40,000	41,277
4.50% 10/1/34		10,000	10,490
MGM Resorts International
4.625% 9/1/26		25,000	25,375
Penn National Gaming 144A
5.625% 1/15/27 #		70,000	71,487
Scientific Games International
10.00% 12/1/22		35,000	38,500
Wyndham Worldwide
4.15% 4/1/24		35,000	35,992
			880,053
Consumer Non-Cyclical – 2.56%
Abbott Laboratories
2.90% 11/30/21		235,000	237,475
Anheuser-Busch InBev
Finance 2.65% 2/1/21		310,000	314,391
Becle 144A 3.75% 5/13/25 #		150,000	149,999

14 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Becton Dickinson
2.894% 6/6/22	40,000	$40,095
3.363% 6/6/24	40,000	40,138
Celgene 3.25% 8/15/22	110,000	113,201
CHS 6.25% 3/31/23	15,000	15,541
Dean Foods 144A
6.50% 3/15/23 #	50,000	52,875
HCA 5.375% 2/1/25	60,000	63,438
HealthSouth
5.125% 3/15/23	15,000	15,525
5.75% 9/15/25	20,000	21,150
Heineken 144A
3.50% 1/29/28 #	25,000	25,429
Hill-Rom Holdings 144A
5.00% 2/15/25 #	50,000	51,250
Kroger 2.65% 10/15/26	30,000	27,726
Molson Coors Brewing
3.00% 7/15/26	155,000	149,393
Mylan 3.95% 6/15/26	55,000	55,836
New York and Presbyterian
Hospital 4.063% 8/1/56	50,000	50,150
Post Holdings 144A
5.00% 8/15/26 #	80,000	80,000
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	65,000	64,300
2.875% 9/23/23	65,000	64,508
THC Escrow 144A
5.125% 5/1/25 #	15,000	15,094
Thermo Fisher Scientific
3.00% 4/15/23	290,000	292,692
Tyson Foods 3.55% 6/2/27	70,000	70,547
Universal Health Services
144A 5.00% 6/1/26 #	15,000	15,638
		2,026,391
Energy – 2.32%
Anadarko Petroleum
5.55% 3/15/26	180,000	201,513
BP Capital Markets
3.216% 11/28/23	70,000	71,140
3.224% 4/14/24	60,000	60,631
Diamondback Energy 144A
4.75% 11/1/24 #	40,000	40,000
Ecopetrol 7.375% 9/18/43	15,000	16,173
Enbridge 3.70% 7/15/27	75,000	75,109
Energy Transfer
4.75% 1/15/26	15,000	15,633
6.125% 12/15/45	40,000	43,881
9.70% 3/15/19	56,000	62,744
Energy Transfer Equity
7.50% 10/15/20	50,000	56,125
Enterprise Products Operating
7.034% 1/15/68 ●	10,000	10,290
Genesis Energy
5.625% 6/15/24	20,000	19,050
Gulfport Energy
144A 6.00% 10/15/24 #	35,000	34,213
6.625% 5/1/23	15,000	15,113
Hilcorp Energy I 144A
5.00% 12/1/24 #	50,000	46,250
Laredo Petroleum
6.25% 3/15/23	40,000	39,900
MPLX 4.875% 12/1/24	100,000	106,787
Murphy Oil 6.875% 8/15/24	60,000	62,850
Noble Energy
5.05% 11/15/44	50,000	51,609
Petrobras Global Finance
5.375% 1/27/21	5,000	5,096
6.75% 1/27/41	5,000	4,700
7.25% 3/17/44	10,000	9,870
7.375% 1/17/27	15,000	15,907
Plains All American Pipeline
8.75% 5/1/19	90,000	100,102
Sabine Pass Liquefaction
5.625% 4/15/23	100,000	111,280
5.625% 3/1/25	100,000	110,588
Shell International Finance
2.875% 5/10/26	35,000	34,580
Southwestern Energy
6.70% 1/23/25	35,000	34,387
Spectra Energy Capital
3.30% 3/15/23	35,000	35,170
Targa Resources Partners
144A 5.125% 2/1/25 #	25,000	25,844
144A 5.375% 2/1/27 #	30,000	31,200
Tesoro 144A
4.75% 12/15/23 #	60,000	64,914
Transcanada Trust
5.30% 3/15/77 ●	25,000	25,747
5.875% 8/15/76 ●	35,000	38,070
Transocean Proteus 144A
6.25% 12/1/24 #	23,750	24,344
Woodside Finance
144A 3.65% 3/5/25 #	30,000	29,943
144A 3.70% 9/15/26 #	15,000	14,800
144A 8.75% 3/1/19 #	65,000	71,811

(continues)     NQ-444 [6/17] 8/17 (239927) 15

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
YPF 144A
24.167% 7/7/20 #●	15,000	$16,388
		1,833,752
Financials – 1.20%
AerCap Ireland Capital
3.95% 2/1/22	150,000	156,321
Affiliated Managers Group
3.50% 8/1/25	40,000	39,954
Air Lease
3.00% 9/15/23	55,000	54,753
3.625% 4/1/27	115,000	115,258
Aviation Capital Group
144A 4.875% 10/1/25 #	55,000	60,002
144A 6.75% 4/6/21 #	25,000	28,393
Berkshire Hathaway
2.75% 3/15/23	35,000	35,486
BlackRock 3.20% 3/15/27	25,000	25,339
E*TRADE Financial
5.875% 12/29/49 ●	65,000	69,225
International Lease Finance
8.625% 1/15/22	150,000	184,866
Jefferies Group
6.45% 6/8/27	30,000	34,439
6.50% 1/20/43	20,000	22,703
Lazard Group
3.75% 2/13/25	60,000	60,605
Park Aerospace Holdings
144A 5.50% 2/15/24 #	57,000	59,679
		947,023
Insurance – 1.07%
Allstate 3.28% 12/15/26	105,000	106,789
Berkshire Hathaway Finance
2.90% 10/15/20	75,000	77,434
Brighthouse Financial 144A
3.70% 6/22/27 #	45,000	44,401
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	27,446
Manulife Financial
4.061% 2/24/32 ●	65,000	65,717
MetLife
5.25% 12/29/49 ●	60,000	62,443
6.40% 12/15/36	90,000	104,175
NUVEEN FINANCE
144A 2.95% 11/1/19 #	50,000	50,745
144A 4.125% 11/1/24 #	95,000	98,450
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	45,000	44,407
Prudential Financial
4.50% 11/15/20	20,000	21,471
5.375% 5/15/45 ●	45,000	48,825
Willis North America
3.60% 5/15/24	20,000	20,226
XLIT
3.616% 12/29/49 ●	30,000	28,050
5.50% 3/31/45	45,000	48,262
		848,841
Media – 0.66%
CCO Holdings
144A 5.75% 2/15/26 #	40,000	42,900
144A 5.875% 5/1/27 #	15,000	16,069
CSC Holdings 5.25% 6/1/24	16,000	16,362
DISH DBS 7.75% 7/1/26	10,000	11,875
Gray Television 144A
5.875% 7/15/26 #	30,000	30,675
Nexstar Broadcasting 144A
5.625% 8/1/24 #	55,000	55,825
Sinclair Television Group
144A 5.125% 2/15/27 #	35,000	34,037
Sirius XM Radio 144A
5.375% 7/15/26 #	45,000	46,687
Time Warner Cable
7.30% 7/1/38	125,000	160,413
Time Warner Entertainment
8.375% 3/15/23	70,000	88,172
Tribune Media
5.875% 7/15/22	20,000	21,050
		524,065
Real Estate – 1.57%
American Tower
4.00% 6/1/25	65,000	67,444
4.40% 2/15/26	30,000	31,506
American Tower Trust I 144A
3.07% 3/15/23 #	95,000	95,858
CC Holdings GS V
3.849% 4/15/23	30,000	31,575
Corporate Office Properties
3.60% 5/15/23	55,000	54,724
5.25% 2/15/24	65,000	69,686
Crown Castle International
5.25% 1/15/23	70,000	77,843
CubeSmart 3.125% 9/1/26	55,000	52,370
CyrusOne 144A
5.00% 3/15/24 #	5,000	5,163
DDR 7.875% 9/1/20	15,000	17,193
Education Realty Operating
Partnership
4.60% 12/1/24	60,000	61,093

16 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate (continued)
ESH Hospitality 144A
5.25% 5/1/25 #	60,000	$62,325
Hospitality Properties Trust
4.50% 3/15/25	55,000	56,540
Host Hotels & Resorts
3.75% 10/15/23	60,000	61,255
3.875% 4/1/24	10,000	10,184
4.50% 2/1/26	5,000	5,253
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	45,000	47,475
LifeStorage 3.50% 7/1/26	40,000	38,358
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	45,000	45,506
Regency Centers
3.60% 2/1/27	45,000	44,784
SBA Communications 144A
4.875% 9/1/24 #	55,000	56,100
UDR 4.00% 10/1/25	170,000	176,127
Uniti Group 144A
7.125% 12/15/24 #	25,000	24,883
WP Carey 4.60% 4/1/24	45,000	46,932
		1,240,177
Services – 0.13%
Herc Rentals 144A
7.75% 6/1/24 #	23,000	24,380
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	45,000	49,012
United Rentals North America
5.50% 5/15/27	20,000	20,650
5.875% 9/15/26	10,000	10,688
		104,730
Technology – 0.42%
Apple 3.20% 5/11/27	100,000	101,073
CDW Finance 5.00% 9/1/25	30,000	31,275
Cisco Systems
1.85% 9/20/21	55,000	54,349
CommScope Technologies
144A 5.00% 3/15/27 #	15,000	15,000
Dell International 144A
6.02% 6/15/26 #	35,000	38,622
First Data 144A
5.75% 1/15/24 #	45,000	46,913
Symantec 144A
5.00% 4/15/25 #	40,000	41,962
		329,194
Telecommunications – 1.93%
AT&T
4.25% 3/1/27	80,000	82,871
5.25% 3/1/37	45,000	48,141
CenturyLink
5.80% 3/15/22	75,000	78,281
6.75% 12/1/23	50,000	54,031
Cincinnati Bell 144A
7.00% 7/15/24 #	15,000	15,715
Crown Castle Towers 144A
4.883% 8/15/20 #	255,000	272,290
Deutsche Telekom
International Finance
144A 2.485% 9/19/23 #	150,000	145,799
144A 3.60% 1/19/27 #	150,000	152,930
Digicel Group 144A
7.125% 4/1/22 #	200,000	175,260
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,933
Level 3 Financing
5.25% 3/15/26	40,000	41,604
Radiate Holdco 144A
6.625% 2/15/25 #	25,000	25,063
SBA Tower Trust
144A 2.24% 4/10/18 #	55,000	54,984
144A 2.898% 10/8/19 #	40,000	40,211
Sprint 7.875% 9/15/23	45,000	51,863
Verizon Communications
144A 2.946% 3/15/22 #	150,000	151,190
Zayo Group 144A
5.75% 1/15/27 #	35,000	36,706
		1,525,872
Transportation – 0.54%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	32,764	33,338
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	25,735	26,378
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	40,677	40,982
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	9,527	9,752
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	19,494	19,991
Penske Truck Leasing
144A 3.30% 4/1/21 #	50,000	51,406

(continues)      NQ-444 [6/17] 8/17 (239927) 17

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 3.40% 11/15/26 #	5,000	$4,924
144A 4.20% 4/1/27 #	90,000	93,166
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	22,193	23,219
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	50,258	52,143
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	5,000	5,000
United Parcel Service
5.125% 4/1/19	40,000	42,298
XPO Logistics 144A
6.125% 9/1/23 #	25,000	26,125
		428,722
Utilities – 4.61%
AES
5.50% 4/15/25	15,000	15,769
6.00% 5/15/26	30,000	32,250
Ameren 3.65% 2/15/26	55,000	56,258
Ameren Illinois
9.75% 11/15/18	165,000	182,384
American Transmission
Systems 144A
5.25% 1/15/22 #	140,000	154,451
AmeriGas Partners
5.875% 8/20/26	45,000	46,350
Appalachian Power
3.30% 6/1/27	65,000	65,970
Berkshire Hathaway Energy
3.75% 11/15/23	90,000	94,787
Calpine
144A 5.25% 6/1/26 #	35,000	34,475
5.375% 1/15/23	30,000	29,363
Cleveland Electric Illuminating
5.50% 8/15/24	50,000	57,377
CMS Energy 6.25% 2/1/20	140,000	154,196
ComEd Financing III
6.35% 3/15/33	65,000	69,848
DTE Energy 3.30% 6/15/22	160,000	164,336
Duke Energy 2.65% 9/1/26	85,000	80,898
Emera 6.75% 6/15/76 ●	75,000	85,125
Emera US Finance
3.55% 6/15/26	5,000	5,021
4.75% 6/15/46	60,000	63,661
Enel 144A
8.75% 9/24/73 #●	200,000	238,500
Enel Americas
4.00% 10/25/26	20,000	20,245
Entergy 4.00% 7/15/22	65,000	68,767
Entergy Louisiana
4.05% 9/1/23	150,000	160,674
Exelon
3.497% 6/1/22	50,000	51,333
3.95% 6/15/25	55,000	57,015
Fortis 144A
3.055% 10/4/26 #	115,000	111,207
Great Plains Energy
3.15% 4/1/22	140,000	141,617
4.85% 6/1/21	30,000	31,995
Indiana Michigan Power
4.55% 3/15/46	10,000	11,000
IPALCO Enterprises
5.00% 5/1/18	35,000	35,744
Kansas City Power & Light
3.65% 8/15/25	90,000	91,500
LG&E & KU Energy
4.375% 10/1/21	225,000	239,369
Metropolitan Edison 144A
4.00% 4/15/25 #	40,000	41,110
MidAmerican Energy
4.25% 5/1/46	70,000	75,312
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	70,000	70,128
4.75% 4/30/43 ●	65,000	66,581
5.25% 4/20/46 ●	45,000	47,458
New York State Electric & Gas
144A 3.25% 12/1/26 #	60,000	60,160
NextEra Energy Capital
Holdings
3.55% 5/1/27	120,000	122,095
3.625% 6/15/23	35,000	35,947
NV Energy 6.25% 11/15/20	65,000	73,174
Pennsylvania Electric
5.20% 4/1/20	75,000	79,280
Public Service Co. of New
Hampshire
3.50% 11/1/23	50,000	52,247
Southern
2.75% 6/15/20	145,000	146,943
4.40% 7/1/46	55,000	56,309
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	30,000	31,165

18 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Wisconsin Electric Power
4.30% 12/15/45	35,000	$36,922
		3,646,316
Total Corporate Bonds
(cost $21,649,636)		22,106,792

Loan Agreements – 1.48%«
Change Healthcare Tranche B
1st Lien 3.795% 3/1/24	129,675	129,857
First Data 1st Lien
3.716% 4/26/24	261,498	261,726
HCA Tranche B9 1st Lien
3.226% 3/18/23	177,461	178,139
Houghton International 1st
Lien 4.546% 12/20/19	339,025	341,144
Republic of Angola
7.57% 12/16/23	142,188	127,969
Sprint Communications
Tranche B 1st Lien
3.75% 2/2/24	129,675	129,814
Total Loan Agreements
(cost $1,158,288)		1,168,649

Municipal Bonds – 0.45%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	60,000	90,922
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	50,000	76,495
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	15,000	18,523
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	35,000	51,142
Series F 7.414% 1/1/40	15,000	22,583
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	20,000	19,861
Texas Water Development
Board Water
Implementation Revenue
5.00% 10/15/46	45,000	52,567
Series A 5.00% 10/15/45	20,000	23,123
Total Municipal Bonds
(cost $363,662)		355,216

Non-Agency Asset-Backed Securities – 3.19%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	32,331	32,629
American Express Credit
Account Master Trust
Series 2014-5 A
1.449% 5/15/20 ●	800,000	800,521
American Express Credit
Account Secured Note Trust
Series 2012-4 B
1.709% 5/15/20 ●	280,000	280,267
Bank of America Credit Card
Trust
Series 2014-A3 A
1.449% 1/15/20 ●	70,000	70,023
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
1.199% 7/15/20 ●	100,000	99,997
Series 2016-A1 A1
1.609% 2/15/22 ●	90,000	90,529
Citibank Credit Card Issuance
Trust
Series 2014-A6 A6
2.15% 7/15/21	200,000	201,634
CNH Equipment Trust
Series 2016-B A2B
1.559% 10/15/19 ●	5,311	5,318
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	47,250	44,688
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.719% 7/16/18 ●	11,836	11,844
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.739% 5/15/20 #●	100,000	100,370

(continues)     NQ-444 [6/17] 8/17 (239927) 19

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.566% 9/27/21 #●	25,000	$25,133
PFS Financing
Series 2015-AA A 144A
1.779% 4/15/20 #●	100,000	99,980
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	99,991
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	68,363	68,890
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	71,900	72,453
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	135,000	134,988
Wells Fargo Dealer Floorplan
Master Note Trust
Series 2014-2 A
1.662% 10/20/19 ●	280,000	280,234
Total Non-Agency
Asset-Backed Securities
(cost $2,523,616)		2,519,489

Non-Agency Collateralized Mortgage Obligations – 1.37%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	575	552
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	28,869	28,735
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	40,673	42,090
Series 2014-2 B1 144A
3.424% 6/25/29 #●	77,258	77,457
Series 2014-2 B2 144A
3.424% 6/25/29 #●	77,258	75,899
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	99,544
Series 2015-1 B1 144A
2.617% 12/25/44 #●	196,219	194,890
Series 2015-4 B1 144A
3.628% 6/25/45 #●	95,708	94,335
Series 2015-4 B2 144A
3.628% 6/25/45 #●	95,708	93,239
Series 2015-5 B2 144A
2.867% 5/25/45 #●	97,390	95,236
Series 2015-6 B1 144A
3.623% 10/25/45 #●	95,589	94,816
Series 2015-6 B2 144A
3.623% 10/25/45 #●	95,589	93,801
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	38,195	38,790
Series 2015-1 B2 144A
3.877% 1/25/45 #●	23,604	23,773
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	18,577	18,979
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	7,693	7,706
Series 2006-AR5 2A1
3.33% 4/25/36 ●	7,309	6,896
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,071,760)		1,086,738

Non-Agency Commercial Mortgage-Backed Securities – 3.30%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.158% 2/10/51 ●	19,684	19,690
Series 2017-BNK3 B
3.879% 2/15/50 ●	100,000	102,551
Series 2017-BNK3 C
4.352% 2/15/50 ●	100,000	102,062
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW18 A4
5.70% 6/11/50	21,201	21,304
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.866% 12/10/49 ●	35,000	35,023
Series 2014-GC25 A4
3.635% 10/10/47	65,000	67,584
Series 2015-GC27 A5
3.137% 2/10/48	75,000	75,329

20 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial
Mortgage Trust
Series 2016-P3 A4
3.329% 4/15/49		45,000	$45,835
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #		45,000	45,356
Series 2014-CR19 A5
3.796% 8/10/47		30,000	31,495
Series 2014-CR20 AM
3.938% 11/10/47		130,000	135,512
Series 2015-3BP A 144A
3.178% 2/10/35 #		200,000	201,838
Series 2015-CR23 A4
3.497% 5/10/48		25,000	25,715
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49		80,000	81,203
Series 2016-C3 A5
2.89% 9/10/49		90,000	88,455
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.871% 11/10/46 #●		100,000	109,222
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47		80,000	84,682
Series 2015-GC32 A4
3.764% 7/10/48		35,000	36,727
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C32 A5
3.598% 11/15/48		55,000	56,847
Series 2015-C33 A4
3.77% 12/15/48		215,000	225,062
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49		85,000	85,306
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.702% 8/12/37 ●		25,000	25,950
Series 2013-LC11 B
3.499% 4/15/46		40,000	40,116
Series 2015-JP1 A5
3.914% 1/15/49		40,000	42,478
Series 2016-JP2 A4
2.822% 8/15/49		50,000	48,870
Series 2016-JP3 B
3.397% 8/15/49 ●		20,000	19,593
Series 2016-WIKI A 144A
2.798% 10/5/31 #		20,000	20,289
Series 2016-WIKI B 144A
3.201% 10/5/31 #		35,000	35,651
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		53,964	46,982
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		40,000	41,899
Series 2015-C23 A4
3.719% 7/15/50		145,000	151,814
Series 2015-C26 A5
3.531% 10/15/48		65,000	67,104
Series 2016-C29 A4
3.325% 5/15/49		40,000	40,638
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		200,000	188,272
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		15,000	15,324
Series 2015-NXS3 A4
3.617% 9/15/57		80,000	82,794
Series 2016-BNK1 A3
2.652% 8/15/49		65,000	62,600
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $2,653,431)			2,607,172

Regional Bond – 0.07%Δ
Australia – 0.07%
Queensland Treasury 144A
2.75% 8/20/27 #	AUD	75,000	55,505

Total Regional Bond
(cost $56,361)			55,505

Sovereign Bonds – 0.41%Δ
Argentina – 0.06%
Argentine Republic
Government International
Bond 5.625% 1/26/22		45,000	46,193
			46,193

(continues)     NQ-444 [6/17] 8/17 (239927) 21

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Australia – 0.09%
Australia Government Bond
3.75% 4/21/37	AUD	83,000	$69,117
			69,117
Chile – 0.03%
Bonos de la Tesoreria de la
Republica en pesos
4.50% 3/1/21	CLP	15,000,000	23,646
			23,646
Hungary – 0.09%
Hungary Government
International Bond
5.75% 11/22/23		60,000	68,715
			68,715
New Zealand – 0.09%
New Zealand Government
Bond 2.75% 4/15/25 NZD		102,000	74,148
			74,148
Portugal – 0.05%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		39,000	39,877
			39,877
Total Sovereign Bonds
(cost $322,147)			321,696

Supranational Banks – 0.16%
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	138,000	103,042
4.625% 10/6/21	NZD	25,000	19,439
International Finance
3.625% 5/20/20	NZD	11,000	8,245
Total Supranational Banks
(cost $120,630)			130,726

US Treasury Obligations – 2.56%
US Treasury Bond
3.00% 5/15/47		1,040,000	1,075,364
US Treasury Notes
1.75% 5/31/22		390,000	387,715
1.75% 6/30/22		405,000	402,390
2.375% 5/15/27		160,000	161,056
Total US Treasury
Obligations
(cost $2,000,531)			2,026,525

		Number of
		shares
Preferred Stock – 0.85%
General Electric 5.00% ●		133,000	141,332
Henkel & Co. 1.37%		230	31,655
Integrys Holding 6.00% ●		3,500	94,544
US Bancorp 3.50% ●		400	356,220
Vedanta =†		25,876	4,003
Volkswagen 1.54%		280	42,646
Total Preferred Stock
(cost $577,043)			670,400

		Principal
		amount°
Short-Term Investments – 0.86%
Discount Note – 0.05%≠
Federal Home Loan Bank
0.949% 7/10/17		41,609	41,601
			41,601
Repurchase Agreements – 0.70%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $152,200
(collateralized by US
government obligations
3.375% 5/15/44; market
value $155,232)		152,188	152,188
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $253,666
(collateralized by US
government obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $258,719)		253,646	253,646
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $142,505
(collateralized by US
government obligations
0.00%–2.00%
8/15/17–11/15/45; market
value $145,342)		142,492	142,492
			548,326

22 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligation – 0.11%≠
US Treasury Bill 0.70%
7/13/17	87,693	$87,674
		87,674

Total Short-Term
Investments
(cost $677,598)		677,601
Total Value of
Securities – 103.08%
(cost $72,445,031)		81,518,046
Liabilities Net of
Receivables and Other
Assets – (3.08%)★		(2,432,507)
Net Assets Applicable to
8,317,901 Shares
Outstanding – 100.00%		$79,085,539
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $10,445,936,which represents 13.21% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $1,022,389 cash collateral due from brokers for derivatives.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $68,549, which represents 0.09% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

(continues)      NQ-444 [6/17] 8/17 (239927) 23

Schedule of investments

Delaware Foundation® Conservative Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(248,176)	USD	186,583	7/21/17	$(4,109)
BAML	NZD	(294,410)	USD	211,733	7/21/17	(3,925)
BNP	AUD	(52,363)	USD	39,425	7/21/17	(809)
BNYM	EUR	37,449	USD	(42,765)	7/3/17	14
BNYM	EUR	(22,553)	USD	25,757	7/5/17	(8)
BNYM	GBP	31,729	USD	(41,236)	7/3/17	93
BNYM	GBP	(48,667)	USD	63,256	7/5/17	(142)
						$(8,886)

Futures Contracts
					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(6)	Euro-Bund Future	$(1,130,229)	$(1,109,279)	9/8/17	$20,950
(7)	Long Gilt	(1,163,870)	(1,144,841)	9/28/17	19,029
(5)	US Treasury 5 yr Notes	(590,494)	(589,180)	10/2/17	1,314
(82)	US Treasury 10 yr Notes	(10,343,417)	(10,293,562)	9/21/17	49,855
		$(13,228,010)			$91,148

Swap Contracts
CDS Contracts1

Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Value[2]	(Receipts) Payments	Date	(Received)	(Depreciation)[3]
Protection Purchased:
ICE IRS Contracts[5]	JPM - CDX.NA.HY.28[4]	1,895,000	5.00%	6/20/22	$(125,265)	$(5,201)

		Fixed	Variable
		Interest	Interest
		Rate	Rate		Unrealized
		Paid	Paid	Termination	Appreciation
Counterparty & Swap Referenced Obligation	Notional Value[2]	(Received)	(Received)	Date	(Depreciation)[3]
CME - BAML 3 yr	4,415,000	1.808%	(1.295%)	3/28/20	(11,662)
LCH - BAML 5 yr	10,500,000	2.066%	(1.148%)	4/3/22	(67,368)
LCH - BAML 7 yr	4,890,000	1.993%	(1.242%)	6/14/24	34,114
LCH - BAML 10 yr	2,120,000	2.117%	(1.293%)	6/27/27	29,361
LCH - BAML 30 yr	795,000	2.387%	(1.293%)	6/27/47	25,545
					$9,990

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in these financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

24 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

1A Credit Default Swap contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(49,545).

4Markit’s CDX.NA.HY Index is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – BNY Mellon
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CME – Chicago Mercantile Exchange
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – Euro
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
LB – Lehman Brothers
LCH – London Clearing House
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

See accompanying notes.

NQ-444 [6/17] 8/17 (239927) 25

Notes
Delaware Foundation® Conservative Allocation Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment companies are valued at their net asset value, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of Investments	$72,445,031
Aggregate unrealized appreciation of investments	$11,170,106
Aggregate unrealized depreciation of investments	(2,097,091)
Net unrealized appreciation of investments	$9,073,015

26 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-444 [6/17] 8/17 (239927) 27

Notes
June 30, 2017 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$24,005,805	$—	$24,005,805
Corporate Debt	—	22,209,792	—	22,209,792
Foreign Debt	—	507,927	—	507,927
Loan Agreements[1]	—	1,040,680	127,969	1,168,649
Municipal Bonds	—	355,216	—	355,216
Common Stock
Consumer Discretionary	2,845,430	48,575	—	2,894,005
Consumer Staples	2,419,575	—	—	2,419,575
Energy	1,662,271	—	—	1,662,271
Financials	3,686,041	51,245	—	3,737,286
Healthcare	3,631,423	—	—	3,631,423
Industrials	3,595,312	—	—	3,595,312
Information Technology	5,003,625	—	—	5,003,625
Materials	1,069,543	—	—	1,069,543
Real Estate	3,348,414	—	13,301	3,361,715
Telecommunication Services	1,182,238	—	—	1,182,238
Utilities	316,267	—	—	316,267
Exchange-Traded Funds	1,022,871	—	—	1,022,871
Preferred Stock[1]	430,521	235,876	4,003	670,400
US Treasury Obligations	—	2,026,525	—	2,026,525
Short-Term Investments	—	677,601	—	677,601
Total Value of Securities	$30,213,531	$51,159,242	$145,273	$81,518,046
Derivatives:
Foreign Currency Exchange
Contracts	$—	$(8,886)	$—	$(8,886)
Futures Contracts	91,148	—	—	91,148
Swap Contracts	—	4,789	—	4,789

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	89.05%	10.95%	100.00%
Preferred Stock	64.22%	35.18%	0.60%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at June 30, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

28 NQ-444 [6/17] 8/17 (239927)

(Unaudited)

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)     NQ-444 [6/17] 8/17 (239927) 29

Schedule of investments

Delaware Foundation® Growth Allocation Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 71.34%
US Markets – 39.30%
Consumer Discretionary – 2.70%
Amazon.com †	80	$77,440
Aramark	895	36,677
BorgWarner	955	40,454
Cheesecake Factory	650	32,695
Chuy’s Holdings †	665	15,561
Cinemark Holdings	1,050	40,793
Comcast Class A	1,815	70,640
Del Frisco’s Restaurant
Group †	2,040	32,844
Dollar General	951	68,558
Five Below †	875	43,199
Ford Motor	3,585	40,116
Home Depot	565	86,671
Jack in the Box	365	35,953
Liberty Global Class A †	935	30,032
Liberty Global Class C †	3,458	107,820
Liberty Interactive Corp. QVC
Group Class A †	6,583	161,547
Lowe’s	2,700	209,331
Malibu Boats Class A †	1,570	40,616
Newell Brands	1,251	67,079
NIKE Class B	725	42,775
Shutterfly †	215	10,213
Starbucks	1,120	65,307
Steven Madden †	1,477	59,006
Tenneco	905	52,336
Tractor Supply	475	25,750
TripAdvisor †	2,079	79,418
Walt Disney	1,185	125,906
		1,698,737
Consumer Staples – 1.75%
Archer-Daniels-Midland	5,000	206,900
Casey’s General Stores	310	33,204
CVS Health	3,530	284,024
General Mills	570	31,578
J&J Snack Foods	342	45,168
Kraft Heinz	2,433	208,362
Mondelez International	4,800	207,312
PepsiCo	435	50,238
Pinnacle Foods	580	34,452
		1,101,238
Energy – 2.21%
Carrizo Oil & Gas †	1,340	23,343
Chevron	2,920	304,644
ConocoPhillips	4,600	202,216
EOG Resources	465	42,092
Halliburton	5,790	247,291
Keane Group †	1,100	17,600
Marathon Oil	14,732	174,574
Occidental Petroleum	4,120	246,664
Pioneer Energy Services †	2,810	5,761
Pioneer Natural Resources	355	56,651
RSP Permian †	935	30,172
SRC Energy †	4,065	27,357
Superior Energy Services †	1,195	12,464
		1,390,829
Financials – 4.97%
Aflac	1,080	83,894
Allstate	2,600	229,944
American Equity Investment
Life Holding	1,440	37,843
Bank of New York Mellon	4,600	234,692
BB&T	5,000	227,050
BlackRock	165	69,698
Bryn Mawr Bank	450	19,125
Capital One Financial	655	54,116
Charles Schwab	2,629	112,942
City Holding	691	45,516
CoBiz Financial	1,780	30,972
Comerica	570	41,747
East West Bancorp	725	42,471
Essent Group †	1,500	55,710
Evercore Partners Class A	505	35,603
FCB Financial Holdings
Class A †	280	13,370
First Bancorp (North
Carolina)	670	20,944
Flushing Financial	745	21,002
Great Western Bancorp	1,255	51,217
Hope Bancorp	2,375	44,294
Houlihan Lokey	755	26,349
Independent Bank	480	31,992
Infinity Property & Casualty	405	38,070
Intercontinental Exchange	3,034	200,001
Invesco	1,680	59,119
JPMorgan Chase & Co.	1,570	143,498
KeyCorp	3,585	67,183
MainSource Financial Group	570	19,101
Marsh & McLennan	3,000	233,880
MGIC Investment †	7,825	87,640
Old National Bancorp	3,045	52,526

(continues)       NQ-452 [6/17] 8/17 (239938) 1

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
Primerica	750	$56,813
Prosperity Bancshares	515	33,084
Prudential Financial	490	52,989
Raymond James Financial	610	48,934
Reinsurance Group of
America	205	26,320
Selective Insurance Group	690	34,535
State Street	560	50,249
Sterling Bancorp	2,500	58,125
Stifel Financial †	1,030	47,359
Travelers	335	42,388
Umpqua Holdings	2,815	51,683
United Bankshares	830	32,536
United Fire Group	360	15,862
US Bancorp	1,040	53,997
Validus Holdings	520	27,024
Webster Financial	380	19,844
WSFS Financial	990	44,897
		3,128,148
Healthcare – 6.11%
Abbott Laboratories	5,850	284,369
AbbVie	375	27,191
Acorda Therapeutics †	875	17,237
Alkermes †	545	31,594
Allergan	452	109,877
Biogen †	468	126,996
Brookdale Senior Living †	5,350	78,699
Cardinal Health	2,900	225,968
Catalent †	1,660	58,266
Celgene †	2,155	279,870
Cigna	455	76,162
Clovis Oncology †	445	41,665
CONMED	905	46,101
CryoLife †	1,978	39,461
DENTSPLY SIRONA	1,534	99,465
DexCom †	490	35,843
Edwards Lifesciences †	405	47,887
Eli Lilly & Co.	580	47,734
Exact Sciences †	1,140	40,322
Express Scripts Holding †	4,120	263,021
Gilead Sciences	745	52,731
HealthSouth	1,005	48,642
Johnson & Johnson	2,475	327,418
Ligand Pharmaceuticals
Class B †	495	60,093
Medicines †	1,065	40,481
Merck & Co.	4,455	285,521
Merit Medical Systems †	1,563	59,628
Natera †	1,480	16,073
Pfizer	6,738	226,329
Prestige Brands Holdings †	826	43,621
Quest Diagnostics	2,100	233,436
Quidel †	1,855	50,345
Quintiles IMS Holdings †	1,442	129,059
Repligen †	780	32,323
Retrophin †	1,625	31,509
Spectrum Pharmaceuticals †	3,225	24,026
TESARO †	250	34,965
Thermo Fisher Scientific	335	58,447
Vanda Pharmaceuticals †	2,180	35,534
Vertex Pharmaceuticals †	285	36,728
Wright Medical Group †	1,630	44,809
		3,849,446
Industrials – 3.91%
AAON	1,225	45,141
ABM Industries	1,180	48,994
Applied Industrial
Technologies	815	48,126
Barnes Group	980	57,359
Casella Waste Systems †	1,404	23,040
Columbus McKinnon	1,421	36,122
Continental Building
Products †	2,290	53,357
Eaton	590	45,920
ESCO Technologies	1,040	62,036
Esterline Technologies †	245	23,226
Federal Signal	1,615	28,036
FedEx	654	142,134
General Electric	2,780	75,088
Granite Construction	1,420	68,501
Hawaiian Holdings †	420	19,719
Honeywell International	315	41,986
Kadant	540	40,608
KeyW Holding †	2,195	20,523
Kforce	1,710	33,516
KLX †	940	47,000
Lockheed Martin	145	40,253
MYR Group †	1,070	33,191
Nielsen Holdings	2,771	107,127
Northrop Grumman	900	231,039
On Assignment †	885	47,923
Oshkosh	405	27,896
Parker-Hannifin	420	67,124

2 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Raytheon	1,400	$226,072
Rockwell Collins	325	34,151
Southwest Airlines	490	30,449
Swift Transportation †	985	26,103
Tetra Tech	1,010	46,208
TransUnion †	755	32,699
TriNet Group †	905	29,630
Union Pacific	700	76,237
United Technologies	690	84,256
US Ecology	855	43,178
WageWorks †	681	45,763
Waste Management	3,100	227,385
XPO Logistics †	700	45,241
		2,462,357
Information Technology – 7.62%
Accenture Class A	420	51,946
Adobe Systems †	475	67,184
Alphabet Class A †	338	314,232
Alphabet Class C †	119	108,139
Altaba †	1,400	76,272
Analog Devices	365	28,397
Anixter International †	495	38,709
Apple	1,155	166,343
Belden	370	27,909
Broadcom	345	80,402
Brooks Automation	1,150	24,943
CA	6,974	240,394
Callidus Software †	2,420	58,564
Cisco Systems	8,490	265,737
Convergys	1,950	46,371
eBay †	4,701	164,159
Electronic Arts †	1,039	109,843
ExlService Holdings †	1,010	56,136
Facebook Class A †	1,977	298,487
GrubHub †	865	37,714
II-VI †	795	27,269
Intel	8,395	283,247
Intuit	611	81,147
j2 Global	800	68,072
MACOM Technology Solutions
Holdings †	730	40,712
Mastercard Class A	1,461	177,438
Maxim Integrated Products	845	37,941
MaxLinear Class A †	1,485	41,417
Microsemi †	570	26,676
Microsoft	5,157	355,472
NETGEAR †	720	31,032
NVIDIA	441	63,751
Oracle	4,600	230,644
Paycom Software †	330	22,575
PayPal Holdings †	4,646	249,351
Plantronics	605	31,648
Proofpoint †	750	65,123
PTC †	490	27,009
Q2 Holdings †	820	30,299
QUALCOMM	490	27,058
salesforce.com †	830	71,878
Semtech †	1,620	57,915
Silicon Laboratories †	470	32,125
SS&C Technologies Holdings	875	33,609
Symantec	4,528	127,916
Take-Two Interactive
Software †	420	30,820
Tyler Technologies †	290	50,944
Visa Class A	2,320	217,570
		4,802,539
Materials – 1.13%
Axalta Coating Systems †	815	26,113
Balchem	380	29,530
Boise Cascade †	1,230	37,392
Eastman Chemical	755	63,412
EI du Pont de Nemours & Co.	2,800	225,988
Kaiser Aluminum	505	44,703
Minerals Technologies	890	65,148
Neenah Paper	715	57,379
Quaker Chemical	390	56,640
WestRock	873	49,464
Worthington Industries	1,135	57,000
		712,769
Real Estate – 7.42%
American Tower	715	94,609
Apartment Investment &
Management	1,925	82,717
AvalonBay Communities	425	81,672
Boston Properties	750	92,265
Brandywine Realty Trust	4,275	74,941
Brixmor Property Group	1,820	32,542
Cousins Properties	5,200	45,708
Crown Castle International	1,695	169,805
DCT Industrial Trust	2,094	111,903
DDR	3,775	34,239
Douglas Emmett	2,250	85,973
EastGroup Properties	635	53,213
Empire State Realty Trust	925	19,212

(continues)       NQ-452 [6/17] 8/17 (239938) 3

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
EPR Properties	1,175	$84,447
Equinix	222	95,274
Equity LifeStyle Properties	1,450	125,193
Equity Residential	4,550	299,527
Essex Property Trust	300	77,181
Extra Space Storage	1,300	101,400
Federal Realty Investment
Trust	575	72,674
First Industrial Realty Trust	5,195	148,681
First Potomac Realty Trust	5,175	57,494
GGP	2,950	69,502
Gramercy Property Trust	1,993	59,212
Healthcare Realty Trust	1,575	53,786
Healthcare Trust of America
Class A	2,762	85,926
Highwoods Properties	1,700	86,207
Host Hotels & Resorts	6,585	120,308
Kilroy Realty	1,075	80,786
Kimco Realty	2,900	53,215
Kite Realty Group Trust	2,605	49,313
LaSalle Hotel Properties	3,245	96,701
Lexington Realty Trust	4,100	40,631
Liberty Property Trust	1,900	77,349
Life Storage	365	27,047
LTC Properties	1,750	89,933
Macerich	975	56,609
Mack-Cali Realty	1,675	45,459
Mid-America Apartment
Communities Class A	923	97,266
National Retail Properties	1,925	75,267
Parkway	665	15,222
Pebblebrook Hotel Trust	3,080	99,299
Prologis	1,700	99,688
PS Business Parks	850	112,531
Public Storage	550	114,691
Ramco-Gershenson Properties
Trust	7,465	96,299
Regency Centers	2,457	153,906
RLJ Lodging Trust	2,175	43,217
Sabra Health Care REIT	2,250	54,225
Simon Property Group	275	44,484
SL Green Realty	650	68,770
Spirit Realty Capital	5,750	42,607
Tanger Factory Outlet Centers	1,925	50,011
Taubman Centers	950	56,573
UDR	2,175	84,760
Urban Edge Properties	400	9,492
Ventas	1,050	72,954
Vornado Realty Trust	800	75,120
Welltower	1,050	78,593
		4,677,629
Telecommunication Services – 0.91%
AT&T	8,740	329,760
ATN International	505	34,562
Verizon Communications	4,700	209,902
		574,224
Utilities – 0.57%
Edison International	2,800	218,932
NorthWestern	925	56,443
South Jersey Industries	1,095	37,416
Spire	650	45,337
		358,128
Total US Markets
(cost $16,111,458)		24,756,044
Developed Markets – 22.59%§
Consumer Discretionary – 3.88%
Bandai Namco Holdings	1,200	40,862
Bayerische Motoren Werke	2,146	199,222
Cie Generale des
Etablissements Michelin	310	41,213
Denso	1,000	42,160
Donaco International	51,000	22,735
Hennes & Mauritz Class B	1,390	34,632
Industria de Diseno Textil	1,460	56,046
Kering	655	223,086
Luxottica Group	670	38,759
LVMH Moet Hennessy Louis
Vuitton	350	87,266
Nitori Holdings	1,442	192,822
Oriental Land	700	47,349
Publicis Groupe	1,122	83,694
RTL Group	482	36,395
Sekisui Chemical	2,900	51,851
Sodexo	365	47,191
Stanley Electric	1,500	45,210
Sumitomo Rubber Industries	11,800	198,914
Techtronic Industries	46,000	211,516
Toyota Motor	4,486	235,039
USS	2,000	39,707
Valeo	2,054	138,389
WPP	2,430	51,082
Yue Yuen Industrial Holdings	66,500	275,967
		2,441,107

4 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples – 2.90%
Anheuser-Busch InBev	435	$48,049
Aryzta †	1,312	43,140
Asahi Group Holdings	900	33,832
British American Tobacco	1,305	88,962
Carlsberg Class B	1,960	209,387
Chocoladefabriken Lindt &
Spruengli	8	46,386
Coca-Cola Amatil	6,255	44,374
Coca-Cola European Partners	1,125	45,679
Danone	805	60,508
Diageo	1,685	49,785
Imperial Brands	4,617	207,373
Japan Tobacco	6,500	228,100
Jeronimo Martins	1,700	33,183
Kao	900	53,388
Koninklijke Ahold Delhaize	2,375	45,409
L’Oreal	330	68,748
Nestle	1,575	137,067
Reckitt Benckiser Group	415	42,074
Sundrug	900	33,527
Suntory Beverage & Food	900	41,769
Tate & Lyle	3,450	29,747
Treasury Wine Estates	3,600	36,413
Unilever	910	49,246
Unilever CVA	1,230	67,882
WH Group 144A #	44,500	44,914
Woolworths	1,960	38,475
		1,827,417
Energy – 0.67%
Amec Foster Wheeler	5,150	31,338
Caltex Australia	1,463	35,544
Galp Energia	1,800	27,251
Neste	650	25,605
Suncor Energy	4,500	131,481
TOTAL	3,469	171,500
		422,719
Financials – 3.07%
AIA Group	12,200	89,147
AXA	9,001	246,218
Banco Espirito Santo
Class R =†	105,000	0
Bank Leumi Le-Israel	10,050	48,891
DBS Group Holdings	3,500	52,726
Deutsche Bank	1,200	21,278
ING Groep	13,748	237,104
Kyushu Financial Group	7,000	44,125
Medibank Pvt	15,200	32,712
Mitsubishi UFJ Financial
Group	50,414	338,320
Nordea Bank	24,395	310,414
Prudential	2,720	62,386
Sony Financial Holdings	2,200	37,438
Standard Chartered †	21,462	217,252
UniCredit	10,508	196,228
		1,934,239
Healthcare – 2.90%
Astellas Pharma	4,200	51,326
Bayer	835	107,958
Fresenius SE & Co.	700	60,011
ICON †	500	48,895
Idorsia †	205	3,870
Indivior	9,060	36,899
Lonza Group †	160	34,590
Merck	270	32,611
Miraca Holdings	800	35,919
Novartis	3,158	262,810
Novo Nordisk Class B	1,030	44,109
Orion Class B	540	34,477
Ramsay Health Care	810	45,821
Roche Holding	670	170,627
Sanofi	3,455	330,528
Shire	4,636	255,897
Smith & Nephew	2,590	44,697
Sumitomo Dainippon Pharma	2,300	31,348
Teva Pharmaceutical
Industries ADR	4,900	162,778
UCB	465	31,988
		1,827,159
Industrials – 5.00%
ABB	2,060	50,872
ANDRITZ	740	44,575
Ashtead Group	2,020	41,806
Aurizon Holdings	10,200	42,021
Cie de Saint-Gobain	960	51,293
Deutsche Post	7,970	298,758
East Japan Railway	2,803	267,777
Eiffage	345	31,350
Elbit Systems	300	37,006
Fraport Frankfurt Airport
Services Worldwide	660	58,270
Fuji Electric	7,000	36,844
ITOCHU	22,873	339,409
Japan Airlines	1,300	40,153

(continues)       NQ-452 [6/17] 8/17 (239938) 5

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
JTEKT	2,400	$35,037
Koninklijke Philips	8,638	306,780
Leonardo †	8,070	134,110
Meggitt	24,110	149,756
MINEBEA MITSUMI	9,500	152,456
Mitsubishi Electric	2,800	40,217
Rexel	5,040	82,461
Rolls-Royce Holdings †	3,180	36,903
Safran	590	54,071
Schneider Electric †	625	48,020
Securitas Class B	2,200	37,081
Singapore Airlines	3,900	28,668
Teleperformance	1,711	219,166
Vestas Wind Systems	445	41,080
Vinci	3,886	331,681
Volvo Class B	2,750	46,874
Wolters Kluwer	885	37,465
Yamato Holdings	1,500	30,387
		3,152,347
Information Technology – 1.56%
Amadeus IT Group	695	41,555
ASM Pacific Technology	3,900	52,700
ASML Holding (New York
Shares)	421	54,861
Atos	390	54,744
Brother Industries	2,200	50,719
CGI Group Class A †	3,446	176,073
Infineon Technologies	2,240	47,292
InterXion Holding †	780	35,708
Nice	540	43,313
Omron	1,200	52,012
Playtech	16,784	207,892
SAP	645	67,370
Seiko Epson	2,400	53,324
Trend Micro	900	46,330
		983,893
Materials – 1.16%
Alamos Gold	8,880	62,998
Amcor	3,460	43,108
Anglo American †	2,720	36,277
Anglo American ADR †	2,700	17,960
Boral	7,390	39,476
Covestro 144A #	530	38,264
Daicel	3,100	38,504
EMS-Chemie Holding	90	66,357
Fletcher Building	4,900	28,690
Johnson Matthey	880	32,906
Kuraray	2,700	48,923
Rio Tinto	3,483	147,071
Shin-Etsu Chemical	700	63,387
South32	17,600	36,253
Yamana Gold	11,948	28,838
		729,012
Real Estate – 0.25%
Azrieli Group	630	35,037
Daito Trust Construction	300	46,664
Klepierre	975	39,961
Mirvac Group	21,050	34,461
		156,123
Telecommunication Services – 0.99%
Nippon Telegraph &
Telephone	6,212	293,272
Tele2 Class B	17,341	181,547
Telenor	1,950	32,349
Telstra	11,700	38,668
Vodafone Group	26,800	76,007
		621,843
Utilities – 0.21%
CLP Holdings	3,500	37,029
National Grid	3,736	46,314
Tokyo Gas	10,000	51,949
		135,292
Total Developed Markets
(cost $10,670,237)		14,231,151
Emerging Markets X – 9.45%
Consumer Discretionary – 0.75%
Arcos Dorados Holdings
Class A †	6,300	46,935
Astra International	106,600	71,422
B2W Cia Digital †	36,816	129,354
Ctrip.com International ADR †	1,400	75,404
Grupo Televisa ADR	3,000	73,110
Hyundai Motor	249	34,712
Woolworths Holdings	8,164	38,472
		469,409
Consumer Staples – 1.32%
BRF ADR	4,000	47,160
China Mengniu Dairy	25,000	48,992
Cia Brasileira de Distribuicao
ADR †	2,500	48,875

6 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Cia Cervecerias Unidas ADR	1,700	$44,608
Coca-Cola Femsa ADR	1,719	145,548
Fomento Economico
Mexicano ADR	875	86,047
JBS	4,700	9,349
Lotte Chilsung Beverage	43	64,416
Lotte Confectionery	427	73,894
Tingyi Cayman Islands
Holding	48,245	57,221
Uni-President China Holdings	103,200	83,406
Wal-Mart de Mexico	14,915	34,582
X5 Retail Group GDR †	2,467	85,482
		829,580
Energy – 1.27%
China Petroleum & Chemical	64,000	49,922
Gazprom PJSC ADR	17,508	69,297
LUKOIL PJSC ADR	1,600	78,064
Petroleo Brasileiro ADR †	7,275	58,127
PTT	5,268	57,379
Reliance Industries GDR
144A #†	10,171	431,250
Rosneft Oil PJSC GDR	10,465	56,877
		800,916
Financials – 1.31%
Akbank	36,546	101,792
Banco Bradesco ADR	7,810	66,385
Banco Santander Brasil ADR	2,500	18,825
Grupo Financiero Banorte	6,600	41,876
Grupo Financiero Santander
Mexico Class B ADR	6,200	59,768
ICICI Bank ADR	12,870	115,444
Industrial & Commercial Bank
of China	36,000	24,300
Investec	4,880	36,451
Itau Unibanco Holding ADR	7,810	86,301
KB Financial Group ADR	1,493	75,382
Ping An Insurance Group Co.
of China	5,500	36,244
Samsung Life Insurance	858	87,739
Sberbank of Russia PJSC =	30,743	75,894
		826,401
Healthcare – 0.05%
Hypermarcas	3,900	32,621
		32,621
Industrials – 0.05%
Gol Linhas Aereas Inteligentes
ADR †	1,700	19,312
Rumo †	1,723	4,488
Santos Brasil Participacoes †	12,500	7,659
ZTO Express Cayman ADR †	40	558
		32,017
Information Technology – 3.23%
Alibaba Group Holding ADR †	1,690	238,121
Baidu ADR †	840	150,242
Hon Hai Precision Industry	24,859	95,612
Mail.Ru Group GDR †	857	22,582
MediaTek	13,000	111,325
NAVER	43	31,494
Netmarble Games 144A #†	63	8,535
Samsung Electronics	191	396,807
Samsung SDI	351	52,612
SINA †	1,600	135,952
SK Hynix	925	54,490
Sohu.com †	3,200	144,192
Taiwan Semiconductor
Manufacturing	20,074	137,588
Taiwan Semiconductor
Manufacturing ADR	3,100	108,376
Tencent Holdings	7,700	275,358
Weibo ADR †	320	21,270
WNS Holdings ADR †	1,480	50,853
		2,035,409
Materials – 0.34%
Braskem ADR	1,300	26,936
Cemex ADR †	3,382	31,858
CEMEX Latam Holdings †	3,446	13,207
Cia de Minas Buenaventura
ADR	2,700	31,050
Impala Platinum Holdings †	1,930	5,436
UltraTech Cement	1,169	71,602
Vedanta	8,958	34,515
		214,604
Real Estate – 0.14%
Etalon Group GDR 144A #=	6,500	23,367
IRSA Inversiones y
Representaciones ADR †	1,500	36,180
UEM Sunrise †	92,458	25,846
		85,393
Telecommunication Services – 0.99%
America Movil Class L ADR	4,142	65,941

(continues)       NQ-452 [6/17] 8/17 (239938) 7

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
China Mobile	8,268	$87,737
LG Uplus	2,972	40,522
Mobile TeleSystems PJSC ADR	2,400	20,112
SK Telecom	55	12,787
SK Telecom ADR	7,400	189,958
Telefonica Brasil ADR	5,880	79,321
TIM Participacoes ADR	5,300	78,440
Turkcell Iletisim Hizmetleri
ADR	3,950	32,390
VEON ADR	4,825	18,866
		626,074
Utilities – 0.00%
ENEL RUSSIA PJSC GDR	100	96
		96
Total Emerging Markets
(cost $4,767,684)		5,952,520
Total Common Stock
(cost $31,549,379)		44,939,715

Exchange-Traded Funds – 2.93%
iShares MSCI EAFE ETF	430	28,036
iShares MSCI EAFE Growth
ETF	1,700	125,732
iShares Russell 1000 Growth
ETF	11,085	1,319,337
Vanguard FTSE Developed
Markets ETF	430	17,768
Vanguard Mega Cap Growth
ETF	1,830	183,110
Vanguard Russell 1000
Growth ETF	1,415	172,022
Total Exchange-Traded
Funds (cost $1,714,806)		1,846,005

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 4.55%
Fannie Mae REMICs
Series 1996-46 ZA 7.50%
11/25/26	290	335
Series 2005-70 PA 5.50%
8/25/35	1,173	1,311
Series 2008-15 SB 5.384%
8/25/36 Σ●	21,192	4,078
Series 2010-41 PN 4.50%
4/25/40	20,000	21,461
Series 2010-43 HJ 5.50%
5/25/40	1,579	1,821
Series 2010-129 SM
4.784% 11/25/40 Σ●	15,717	2,543
Series 2012-98 MI 3.00%
8/25/31 Σ	46,786	5,097
Series 2012-99 AI 3.50%
5/25/39 Σ	62,835	7,375
Series 2012-118 AI 3.50%
11/25/37 Σ	157,309	19,601
Series 2012-120 WI 3.00%
11/25/27 Σ	47,655	4,581
Series 2012-125 MI 3.50%
11/25/42 Σ	62,423	12,382
Series 2012-139 NS
5.484% 12/25/42 Σ●	52,341	12,758
Series 2013-2 DA 2.00%
11/25/42	938	819
Series 2013-7 EI 3.00%
10/25/40 Σ	360,971	45,735
Series 2013-7 GP 2.50%
2/25/43	2,000	1,821
Series 2013-26 ID 3.00%
4/25/33 Σ	60,998	8,469
Series 2013-38 AI 3.00%
4/25/33 Σ	57,306	7,881
Series 2013-43 IX 4.00%
5/25/43 Σ	66,117	15,127
Series 2013-44 DI 3.00%
5/25/33 Σ	68,272	9,738
Series 2013-45 PI 3.00%
5/25/33 Σ	61,770	8,532
Series 2013-51 PI 3.00%
11/25/32 Σ	125,867	14,740
Series 2013-55 AI 3.00%
6/25/33 Σ	63,623	8,948
Series 2013-59 PY 2.50%
6/25/43	10,000	9,278
Series 2013-62 PY 2.50%
6/25/43	10,000	9,175
Series 2013-64 KI 3.00%
2/25/33 Σ	156,395	22,067
Series 2013-69 IJ 3.00%
7/25/33 Σ	60,002	8,320
Series 2013-71 ZA 3.50%
7/25/43	10,350	10,638
Series 2013-75 JI 3.00%
9/25/32 Σ	65,662	8,452
Series 2014-36 ZE 3.00%
6/25/44	14,258	13,373

8 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-63 KI 3.50%
11/25/33 Σ	55,163	$6,656
Series 2015-40 GZ 3.50%
5/25/45	3,227	3,190
Series 2015-44 Z 3.00%
9/25/43	24,420	23,909
Series 2015-45 AI 3.00%
1/25/33 Σ	68,547	7,355
Series 2015-71 PI 4.00%
3/25/43 Σ	180,410	28,841
Series 2016-2 HI 3.00%
12/25/41 Σ	78,185	10,349
Series 2016-17 BI 4.00%
2/25/43 Σ	274,862	45,182
Series 2016-72 AZ 3.00%
10/25/46	40,909	38,106
Series 2016-74 GS 4.784%
10/25/46 Σ●	409,218	102,395
Series 2016-80 BZ 3.00%
11/25/46	54,069	49,085
Series 2016-80 CZ 3.00%
11/25/46	46,928	42,657
Series 2016-80 JZ 3.00%
11/25/46	5,101	4,756
Series 2016-90 CI 3.00%
2/25/45 Σ	391,874	57,322
Series 2016-95 IO 3.00%
12/25/46 Σ	524,593	100,902
Series 2016-95 LZ 2.50%
12/25/46	25,367	20,906
Series 2016-95 US 4.784%
12/25/46 Σ●	519,405	110,584
Series 2016-101 ZP 3.50%
1/25/47	3,053	2,951
Series 2017-16 YT 3.00%
7/25/46	10,000	10,123
Series 2017-25 BL 3.00%
4/25/47	1,000	926
Series 2017-27 EM 3.00%
4/25/47	5,000	4,721
Series 2017-28 Z 3.50%
4/25/47	5,044	5,126
Series 2017-40 GZ 3.50%
5/25/47	5,029	5,170
Series 2017-46 BI 3.00%
4/25/47 Σ	99,065	13,297
Freddie Mac REMICs
Series 2512 PG 5.50%
10/15/22	14,016	15,143
Series 2708 ZD 5.50%
11/15/33	3,324	3,735
Series 3939 EI 3.00%
3/15/26 Σ	55,317	3,537
Series 4065 DE 3.00%
6/15/32	5,000	5,101
Series 4100 EI 3.00%
8/15/27 Σ	39,371	3,812
Series 4109 AI 3.00%
7/15/31 Σ	99,673	11,077
Series 4120 IK 3.00%
10/15/32 Σ	55,064	7,547
Series 4136 EZ 3.00%
11/15/42	5,408	5,405
Series 4146 IA 3.50%
12/15/32 Σ	55,415	8,492
Series 4152 GW 2.50%
1/15/43	1,000	925
Series 4184 GS 4.961%
3/15/43 Σ●	61,137	13,220
Series 4185 LI 3.00%
3/15/33 Σ	61,267	8,502
Series 4186 IE 3.00%
3/15/33 Σ	424,289	60,500
Series 4197 LZ 4.00%
4/15/43	3,543	3,823
Series 4206 DZ 3.00%
5/15/33	11,380	11,226
Series 4223 HI 3.00%
4/15/30 Σ	106,406	8,516
Series 4342 CI 3.00%
11/15/33 Σ	62,200	7,485
Series 4366 DI 3.50%
5/15/33 Σ	72,153	10,223
Series 4433 DI 3.00%
8/15/32 Σ	211,935	21,898
Series 4435 DY 3.00%
2/15/35	19,000	19,131
Series 4476 GI 3.00%
6/15/41 Σ	69,973	7,951
Series 4487 ZC 3.50%
6/15/45	79,358	81,216
Series 4518 CI 3.50%
6/15/42 Σ	144,483	17,656
Series 4567 LI 4.00%
8/15/45 Σ	206,414	38,594
Series 4574 AI 3.00%
4/15/31 Σ	92,838	11,673
Series 4592 WT 5.50%
6/15/46	35,266	39,404
Series 4614 HB 2.50%
9/15/46	10,000	9,133

(continues)       NQ-452 [6/17] 8/17 (239938) 9

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4623 LZ 2.50%
10/15/46	40,672	$35,661
Series 4623 MW 2.50%
10/15/46	75,000	69,205
Series 4623 WI 4.00%
8/15/44 Σ	96,457	17,552
Series 4629 KB 3.00%
11/15/46	40,000	38,388
Series 4643 QI 3.50%
9/15/45 Σ	98,249	16,335
Series 4648 ND 3.00%
9/15/46	4,000	3,878
Series 4648 SA 4.841%
1/15/47 Σ●	527,530	116,829
Series 4650 JE 3.00%
7/15/46	5,000	4,840
Series 4657 NW 3.00%
4/15/45	4,000	3,984
Freddie Mac Strips
Series 299 S1 4.841%
1/15/43 Σ●	62,647	12,624
Series 326 S2 4.791%
3/15/44 Σ●	71,349	14,294
GNMA
Series 2010-113 KE 4.50%
9/20/40	50,000	54,878
Series 2012-108 PB 2.75%
9/16/42	1,000	964
Series 2012-136 MX
2.00% 11/20/42	80,000	73,571
Series 2013-113 AZ 3.00%
8/20/43	26,921	26,198
Series 2013-113 LY 3.00%
5/20/43	45,000	45,080
Series 2015-64 GZ 2.00%
5/20/45	10,425	8,779
Series 2015-133 AL 3.00%
5/20/45	25,000	24,568
Series 2016-5 GL 3.00%
7/20/45	45,000	45,008
Series 2016-101 QL 3.00%
7/20/46	117,000	113,744
Series 2016-108 YL 3.00%
8/20/46	300,000	286,178
Series 2016-134 MW
3.00% 10/20/46	106,000	107,798
Series 2016-135 Z 3.00%
10/20/46	2,040	1,911
Series 2016-160 VZ 2.50%
11/20/46	5,073	4,347
Series 2017-4 BW 3.00%
1/20/47	4,000	3,826
Series 2017-25 CZ 3.50%
2/20/47	5,059	5,116
Series 2017-25 WZ 3.00%
2/20/47	243,419	224,862
Series 2017-34 AZ 3.00%
1/20/47	83,624	77,697
Series 2017-34 DY 3.50%
3/20/47	5,000	5,024
Total Agency Collateralized
Mortgage Obligations
(cost $2,875,427)		2,869,029

Agency Commercial Mortgage-Backed Securities – 0.22%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series KS03 A4 3.161%
5/25/25 ⧫●	20,000	20,668
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.341% 2/25/47 #●	10,000	10,920
Series 2012-K18 B 144A
4.40% 1/25/45 #●	10,000	10,596
Series 2012-K22 B 144A
3.811% 8/25/45 #●	15,000	15,558
Series 2012-K708 B 144A
3.883% 2/25/45 #●	10,000	10,227
Series 2013-K32 B 144A
3.651% 10/25/46 #●	35,000	36,172
Series 2013-K33 B 144A
3.617% 8/25/46 #●	10,000	10,208
Series 2013-K713 C 144A
3.274% 4/25/46 #●	25,000	25,157
Total Agency Commercial
Mortgage-Backed
Securities (cost $138,533)		139,506

Agency Mortgage-Backed Securities – 3.81%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	14,308	15,478
4.50% 2/1/46	72,832	78,729
5.00% 11/1/33	143	156
5.00% 10/1/35	72,333	79,376
5.00% 10/1/36	223	245
5.00% 12/1/36	190	209
5.50% 4/1/34	260	291

10 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 8/1/34	2,477	$2,774
5.50% 11/1/34	493	551
5.50% 12/1/34	9,243	10,353
5.50% 2/1/35	451	505
5.50% 12/1/35	2,621	2,937
5.50% 8/1/37	79,317	88,868
5.50% 1/1/38	25,433	28,522
5.50% 3/1/38	5,857	6,574
5.50% 12/1/38	180	202
5.50% 6/1/39	5,818	6,504
5.50% 7/1/40	4,700	5,256
5.50% 9/1/41	2,101	2,378
5.50% 5/1/44	250,118	280,079
6.00% 3/1/34	1,353	1,545
6.00% 8/1/34	2,234	2,555
6.00% 11/1/34	53	61
6.00% 4/1/35	2,190	2,499
6.00% 6/1/35	26,591	30,324
6.00% 7/1/35	7,847	8,956
6.00% 12/1/35	10,756	12,263
6.00% 5/1/36	16,689	18,990
6.00% 6/1/36	37,795	43,431
6.00% 9/1/36	27,136	30,806
6.00% 2/1/37	1,685	1,919
6.00% 5/1/37	35,995	40,931
6.00% 6/1/37	283	322
6.00% 7/1/37	238	269
6.00% 8/1/37	37,045	42,299
6.00% 9/1/37	3,481	3,966
6.00% 11/1/37	113	129
6.00% 3/1/38	52,192	59,268
6.00% 5/1/38	18,151	20,539
6.00% 7/1/38	25,095	28,518
6.00% 9/1/38	1,772	2,015
6.00% 10/1/38	2,046	2,319
6.00% 11/1/38	1,247	1,417
6.00% 1/1/39	2,353	2,665
6.00% 9/1/39	41,029	47,365
6.00% 10/1/39	27,785	31,704
6.00% 3/1/40	9,667	10,989
6.00% 4/1/40	10,207	11,585
6.00% 7/1/40	3,849	4,360
6.00% 9/1/40	2,087	2,381
6.00% 10/1/40	8,144	9,226
6.00% 11/1/40	719	820
6.00% 5/1/41	14,884	16,870
6.00% 6/1/41	8,130	9,228
6.00% 7/1/41	10,190	11,547
6.50% 3/1/40	14,353	16,204
Fannie Mae S.F. 30 yr TBA
4.50% 8/1/47	947,000	1,014,399
Freddie Mac ARM
2.554% 10/1/46 ●	14,537	14,600
Freddie Mac S.F. 30 yr
5.00% 5/1/41	17,108	18,872
5.00% 4/1/44	20,469	22,473
5.50% 3/1/34	641	717
5.50% 12/1/34	543	609
5.50% 11/1/36	773	864
5.50% 9/1/37	687	765
5.50% 3/1/40	1,990	2,213
5.50% 6/1/41	18,160	20,252
6.00% 5/1/35	2,970	3,372
6.00% 2/1/36	1,187	1,344
6.00% 3/1/36	2,700	3,052
6.00% 11/1/36	1,357	1,533
6.00% 5/1/37	3,118	3,527
6.00% 6/1/38	4,655	5,265
6.00% 8/1/38	9,321	10,597
6.00% 10/1/38	1,101	1,254
6.00% 7/1/39	972	1,103
6.00% 3/1/40	27,665	31,325
6.00% 5/1/40	41,042	46,438
6.00% 7/1/40	4,026	4,562
6.50% 12/1/31	629	709
GNMA II S.F. 30 yr
5.50% 5/20/37	3,835	4,256
5.50% 4/20/40	3,341	3,646
6.00% 2/20/39	4,498	4,999
6.00% 2/20/40	16,275	18,181
6.00% 4/20/46	6,430	7,173
6.50% 6/20/39	6,338	7,176
6.50% 10/20/39	4,502	5,081
Total Agency
Mortgage-Backed
Securities (cost $2,408,190)		2,400,629

Collateralized Debt Obligations – 0.63%
AMMC CLO
Series 2015-16A AR 144A
2.42% 4/14/29 #●	100,000	99,950
JFIN CLO
Series 2017-1A A1 144A
2.324% 4/24/29 #●	100,000	100,332
Venture CDO
Series 2016-25A A1 144A
2.487% 4/20/29 #●	100,000	100,285

(continues)      NQ-452 [6/17] 8/17 (239938) 11

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Collateralized Debt Obligations (continued)
Venture XXVIII CLO
Series 2017-28A A2 144A
2.423% 7/20/30 #●		100,000	$99,171
Total Collateralized Debt
Obligations (cost $399,000)			399,738

Convertible Bond – 0.06%
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #		35,000	36,050
Total Convertible Bond
(cost $36,575)			36,050

Corporate Bonds – 10.30%
Banking – 1.72%
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	4,000	3,084
Bank of America
3.248% 10/21/27		5,000	4,843
3.705% 4/24/28 ●		20,000	20,176
4.183% 11/25/27		115,000	117,203
Bank of New York Mellon
2.15% 2/24/20		5,000	5,030
2.20% 8/16/23		25,000	24,258
2.50% 4/15/21		10,000	10,084
3.442% 2/7/28 ●		25,000	25,403
4.625% 12/29/49 ●		20,000	20,222
BB&T 2.45% 1/15/20		25,000	25,287
Citigroup
2.279% 5/17/24 ●		85,000	84,993
3.75% 10/27/23	AUD	7,000	5,405
Citizens Financial Group
2.375% 7/28/21		10,000	9,922
4.30% 12/3/25		15,000	15,668
Fifth Third Bancorp
2.60% 6/15/22		40,000	39,836
2.875% 7/27/20		5,000	5,116
Goldman Sachs Group
3.691% 6/5/28 ●		45,000	45,240
5.15% 5/22/45		25,000	27,879
5.20% 12/17/19	NZD	4,000	3,060
Huntington Bancshares
2.30% 1/14/22		5,000	4,930
JPMorgan Chase & Co.
2.776% 4/25/23 ●		15,000	15,035
3.54% 5/1/28 ●		15,000	15,101
4.25% 11/2/18	NZD	15,000	11,165
JPMorgan Chase & Co.
4.25% 10/1/27		15,000	15,623
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	40,000	32,386
Morgan Stanley
2.75% 5/19/22		20,000	20,007
3.625% 1/20/27		15,000	15,114
3.95% 4/23/27		60,000	60,506
5.00% 9/30/21	AUD	9,000	7,401
Northern Trust
3.375% 5/8/32 ●		5,000	5,005
PNC Financial Services Group
3.15% 5/19/27		50,000	49,819
5.00% 12/29/49 ●		20,000	20,650
Royal Bank of Canada
2.75% 2/1/22		30,000	30,525
State Street
3.10% 5/15/23		10,000	10,184
3.30% 12/16/24		15,000	15,442
3.55% 8/18/25		15,000	15,638
SunTrust Banks
2.70% 1/27/22		25,000	25,076
5.05% 6/15/22 ●		5,000	5,087
Toronto-Dominion Bank
2.50% 12/14/20		15,000	15,179
US Bancorp
2.625% 1/24/22		10,000	10,109
3.10% 4/27/26		10,000	9,896
3.15% 4/27/27		35,000	35,106
3.60% 9/11/24		10,000	10,398
USB Capital IX
3.50% 10/29/49 ●		55,000	48,903
Wells Fargo & Co.
3.00% 7/27/21	AUD	7,000	5,333
3.584% 5/22/28 ●		70,000	70,819
Zions Bancorporation
4.50% 6/13/23		10,000	10,535
			1,083,681
Basic Industry – 0.83%
Boise Cascade 144A
5.625% 9/1/24 #		20,000	20,700
Builders FirstSource 144A
5.625% 9/1/24 #		20,000	20,900
CF Industries 6.875% 5/1/18		25,000	26,031
Cliffs Natural Resources 144A
5.75% 3/1/25 #		5,000	4,737
Dow Chemical
8.55% 5/15/19		78,000	87,404

12 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan
6.875% 2/15/23		30,000	$31,800
General Electric
2.10% 12/11/19		10,000	10,083
4.25% 1/17/18	NZD	10,000	7,396
5.55% 5/4/20		10,000	10,992
6.00% 8/7/19		19,000	20,656
Georgia-Pacific
8.00% 1/15/24		40,000	51,384
International Paper
4.40% 8/15/47		25,000	25,304
INVISTA Finance 144A
4.25% 10/15/19 #		20,000	20,704
Koppers 144A
6.00% 2/15/25 #		15,000	15,975
Olin 5.125% 9/15/27		15,000	15,487
PulteGroup 5.00% 1/15/27		15,000	15,450
Sherwin-Williams
3.45% 6/1/27		25,000	25,230
Southern Copper
5.875% 4/23/45		5,000	5,385
Standard Industries 144A
5.00% 2/15/27 #		40,000	40,900
US Concrete 144A
6.375% 6/1/24 #		10,000	10,600
Vale Overseas
6.25% 8/10/26		20,000	21,625
Westlake Chemical
5.00% 8/15/46		10,000	10,619
WR Grace & Co. 144A
5.625% 10/1/24 #		21,000	22,523
			521,885
Capital Goods – 0.42%
BWAY Holding 144A
5.50% 4/15/24 #		30,000	30,713
CCL Industries 144A
3.25% 10/1/26 #		10,000	9,651
Crane
2.75% 12/15/18		5,000	5,054
4.45% 12/15/23		15,000	15,785
KLX 144A 5.875% 12/1/22 #		10,000	10,537
Lennox International
3.00% 11/15/23		55,000	54,988
Masco 3.50% 4/1/21		20,000	20,651
Rockwell Collins
3.20% 3/15/24		10,000	10,149
3.50% 3/15/27		5,000	5,081
Roper Technologies
2.80% 12/15/21		10,000	10,094
United Technologies
2.80% 5/4/24		15,000	15,056
3.75% 11/1/46		15,000	14,749
Waste Management
2.40% 5/15/23		65,000	64,221
			266,729
Consumer Cyclical – 0.54%
Albertsons 144A
6.625% 6/15/24 #		10,000	9,950
Boyd Gaming
6.375% 4/1/26		15,000	16,256
Coach 4.125% 7/15/27		10,000	9,920
Dollar General
3.875% 4/15/27		30,000	30,786
General Motors Financial
3.45% 4/10/22		45,000	45,781
Hanesbrands 144A
4.875% 5/15/26 #		20,000	20,400
Hyundai Capital America
144A 2.55% 2/6/19 #		20,000	20,083
144A 3.00% 3/18/21 #		5,000	5,035
KFC Holding
144A 5.00% 6/1/24 #		6,000	6,270
144A 5.25% 6/1/26 #		8,000	8,440
Live Nation Entertainment
144A 4.875% 11/1/24 #		15,000	15,263
Lowe’s
3.10% 5/3/27		15,000	14,952
3.70% 4/15/46		25,000	24,197
Marriott International
3.75% 3/15/25		10,000	10,319
4.50% 10/1/34		5,000	5,245
MGM Resorts International
4.625% 9/1/26		10,000	10,150
Penn National Gaming 144A
5.625% 1/15/27 #		35,000	35,744
Scientific Games International
10.00% 12/1/22		20,000	22,000
Toyota Motor Credit
2.80% 7/13/22		20,000	20,353
Wyndham Worldwide
4.15% 4/1/24		10,000	10,284
			341,428
Consumer Non-Cyclical – 1.14%
Abbott Laboratories
2.90% 11/30/21		75,000	75,790
Anheuser-Busch InBev
Finance 2.65% 2/1/21		90,000	91,275

(continues)      NQ-452 [6/17] 8/17 (239938) 13

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Becton Dickinson
2.894% 6/6/22	15,000	$15,036
3.363% 6/6/24	10,000	10,034
Biogen 5.20% 9/15/45	15,000	17,202
Celgene 3.25% 8/15/22	45,000	46,310
CHS 6.25% 3/31/23	5,000	5,181
Dean Foods 144A
6.50% 3/15/23 #	25,000	26,437
HCA 5.375% 2/1/25	20,000	21,146
HealthSouth
5.125% 3/15/23	5,000	5,175
5.75% 9/15/25	5,000	5,287
Heineken 144A
3.50% 1/29/28 #	5,000	5,086
Hill-Rom Holdings 144A
5.00% 2/15/25 #	25,000	25,625
JBS USA 144A
5.75% 6/15/25 #	15,000	14,175
Kroger 2.65% 10/15/26	10,000	9,242
Molson Coors Brewing
3.00% 7/15/26	40,000	38,553
4.20% 7/15/46	15,000	14,782
Mylan 3.95% 6/15/26	5,000	5,076
New York and Presbyterian
Hospital 4.063% 8/1/56	20,000	20,060
Post Holdings
144A 5.00% 8/15/26 #	25,000	25,000
144A 5.75% 3/1/27 #	5,000	5,163
Reynolds American
4.00% 6/12/22	25,000	26,518
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	20,000	19,784
2.875% 9/23/23	45,000	44,659
THC Escrow 144A
5.125% 5/1/25 #	10,000	10,063
Thermo Fisher Scientific
3.00% 4/15/23	90,000	90,835
Tyson Foods 3.55% 6/2/27	20,000	20,156
Universal Health Services
144A 5.00% 6/1/26 #	5,000	5,213
Zimmer Biomet Holdings
4.625% 11/30/19	20,000	21,066
		719,929
Energy – 0.98%
Anadarko Petroleum
5.55% 3/15/26	55,000	61,573
BP Capital Markets
3.216% 11/28/23	20,000	20,326
BP Capital Markets
3.224% 4/14/24	15,000	15,158
Diamondback Energy 144A
4.75% 11/1/24 #	20,000	20,000
Ecopetrol 7.375% 9/18/43	5,000	5,391
Enbridge 3.70% 7/15/27	25,000	25,036
Energy Transfer
4.75% 1/15/26	5,000	5,211
6.125% 12/15/45	25,000	27,425
9.70% 3/15/19	15,000	16,806
Energy Transfer Equity
7.50% 10/15/20	15,000	16,837
Enterprise Products Operating
7.034% 1/15/68 ●	5,000	5,145
Genesis Energy
5.625% 6/15/24	10,000	9,525
Gulfport Energy
144A 6.00% 10/15/24 #	15,000	14,663
6.625% 5/1/23	10,000	10,075
Hilcorp Energy I 144A
5.00% 12/1/24 #	25,000	23,125
Laredo Petroleum
6.25% 3/15/23	15,000	14,963
MPLX 4.875% 12/1/24	30,000	32,036
Murphy Oil 6.875% 8/15/24	25,000	26,187
Noble Energy
5.05% 11/15/44	10,000	10,322
Petrobras Global Finance
7.375% 1/17/27	5,000	5,303
Plains All American Pipeline
8.75% 5/1/19	20,000	22,245
Sabine Pass Liquefaction
5.625% 3/1/25	65,000	71,882
Shell International Finance
2.875% 5/10/26	5,000	4,940
Southwestern Energy
6.70% 1/23/25	20,000	19,650
Spectra Energy Capital
3.30% 3/15/23	10,000	10,049
Targa Resources Partners
144A 5.125% 2/1/25 #	10,000	10,337
144A 5.375% 2/1/27 #	10,000	10,400
Tesoro 144A
4.75% 12/15/23 #	20,000	21,638
Transcanada Trust
5.30% 3/15/77 ●	10,000	10,299
5.875% 8/15/76 ●	10,000	10,877
Transocean Proteus 144A
6.25% 12/1/24 #	9,500	9,738

14 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Woodside Finance
144A 3.65% 3/5/25 #	15,000	$14,972
144A 3.70% 9/15/26 #	5,000	4,933
144A 8.75% 3/1/19 #	15,000	16,572
YPF 144A
24.167% 7/7/20 #●	10,000	10,925
		614,564
Financials – 0.35%
Affiliated Managers Group
3.50% 8/1/25	15,000	14,983
Air Lease
3.00% 9/15/23	20,000	19,910
3.625% 4/1/27	45,000	45,101
Aviation Capital Group
144A 2.875% 1/20/22 #	5,000	4,987
144A 4.875% 10/1/25 #	25,000	27,274
144A 6.75% 4/6/21 #	5,000	5,678
Berkshire Hathaway
2.75% 3/15/23	10,000	10,139
BlackRock 3.20% 3/15/27	10,000	10,135
E*TRADE Financial
5.875% 12/29/49 ●	20,000	21,300
Jefferies Group
4.85% 1/15/27	5,000	5,233
6.45% 6/8/27	5,000	5,740
6.50% 1/20/43	5,000	5,676
Lazard Group
3.625% 3/1/27	5,000	4,949
3.75% 2/13/25	10,000	10,101
Park Aerospace Holdings
144A 5.50% 2/15/24 #	25,000	26,175
		217,381
Insurance – 0.64%
Allstate 3.28% 12/15/26	50,000	50,852
Berkshire Hathaway Finance
2.90% 10/15/20	20,000	20,649
Brighthouse Financial 144A
3.70% 6/22/27 #	15,000	14,800
Liberty Mutual Group 144A
4.95% 5/1/22 #	10,000	10,978
Manulife Financial
4.061% 2/24/32 ●	20,000	20,220
MetLife
6.40% 12/15/36	30,000	34,725
6.817% 8/15/18	80,000	84,483
NUVEEN FINANCE
144A 2.95% 11/1/19 #	10,000	10,149
144A 4.125% 11/1/24 #	20,000	20,726
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	60,000	59,210
Prudential Financial
4.50% 11/15/20	35,000	37,575
5.375% 5/15/45 ●	10,000	10,850
Willis North America
3.60% 5/15/24	5,000	5,057
XLIT
3.616% 12/29/49 ●	10,000	9,350
5.50% 3/31/45	15,000	16,087
		405,711
Media – 0.31%
CCO Holdings
144A 5.75% 2/15/26 #	15,000	16,087
144A 5.875% 5/1/27 #	5,000	5,356
CSC Holdings 5.25% 6/1/24	5,000	5,113
DISH DBS 7.75% 7/1/26	5,000	5,937
Gray Television 144A
5.875% 7/15/26 #	15,000	15,337
Nexstar Broadcasting 144A
5.625% 8/1/24 #	15,000	15,225
Sinclair Television Group
144A 5.125% 2/15/27 #	15,000	14,587
Sirius XM Radio 144A
5.375% 7/15/26 #	20,000	20,750
Time Warner Cable
7.30% 7/1/38	40,000	51,332
Time Warner Entertainment
8.375% 3/15/23	25,000	31,490
Tribune Media
5.875% 7/15/22	10,000	10,525
		191,739
Real Estate – 0.65%
American Tower
4.00% 6/1/25	25,000	25,940
4.40% 2/15/26	50,000	52,510
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	20,181
CC Holdings GS V
3.849% 4/15/23	10,000	10,525
Corporate Office Properties
3.60% 5/15/23	15,000	14,925
5.25% 2/15/24	15,000	16,081
Crown Castle International
5.25% 1/15/23	20,000	22,241
CubeSmart 3.125% 9/1/26	15,000	14,283
Education Realty Operating
Partnership
4.60% 12/1/24	10,000	10,182

(continues)       NQ-452 [6/17] 8/17 (239938) 15

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate (continued)
ESH Hospitality 144A
5.25% 5/1/25 #	25,000	$25,969
Hospitality Properties Trust
4.50% 3/15/25	10,000	10,280
Host Hotels & Resorts
3.75% 10/15/23	5,000	5,105
3.875% 4/1/24	10,000	10,184
4.50% 2/1/26	10,000	10,506
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	20,000	21,100
LifeStorage 3.50% 7/1/26	15,000	14,384
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	15,000	15,169
Regency Centers
3.60% 2/1/27	15,000	14,928
SBA Communications 144A
4.875% 9/1/24 #	15,000	15,300
UDR 4.00% 10/1/25	55,000	56,982
Uniti Group 144A
7.125% 12/15/24 #	10,000	9,953
Uniti Group Unity Fiber
Holdings 144A
7.125% 12/15/24 #	5,000	4,969
WP Carey 4.60% 4/1/24	10,000	10,429
		412,126
Services – 0.07%
Herc Rentals 144A
7.75% 6/1/24 #	8,000	8,480
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	20,000	21,783
United Rentals North America
5.50% 5/15/27	10,000	10,325
5.875% 9/15/26	5,000	5,344
		45,932
Technology – 0.29%
Apple 3.20% 5/11/27	30,000	30,322
CDW 5.00% 9/1/25	15,000	15,637
Cisco Systems
1.85% 9/20/21	20,000	19,763
CommScope Technologies
144A 5.00% 3/15/27 #	5,000	5,000
Dell International 144A
6.02% 6/15/26 #	10,000	11,035
First Data
144A 5.75% 1/15/24 #	20,000	20,850
144A 7.00% 12/1/23 #	17,000	18,190
Microsoft
3.70% 8/8/46	5,000	4,969
4.25% 2/6/47	35,000	38,048
Symantec 144A
5.00% 4/15/25 #	20,000	20,981
		184,795
Telecommunications – 0.47%
AT&T
4.25% 3/1/27	30,000	31,077
5.25% 3/1/37	15,000	16,047
CenturyLink
5.80% 3/15/22	20,000	20,875
6.75% 12/1/23	13,000	14,048
Cincinnati Bell 144A
7.00% 7/15/24 #	10,000	10,477
Crown Castle Towers 144A
4.883% 8/15/20 #	55,000	58,729
Level 3 Financing
5.25% 3/15/26	5,000	5,201
5.375% 5/1/25	10,000	10,550
Radiate Holdco 144A
6.625% 2/15/25 #	10,000	10,025
SBA Tower Trust 144A
2.24% 4/10/18 #	25,000	24,993
Sprint 7.875% 9/15/23	22,000	25,355
Verizon Communications
144A 2.946% 3/15/22 #	50,000	50,397
Zayo Group 144A
5.75% 1/15/27 #	15,000	15,731
		293,505
Transportation – 0.30%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	9,361	9,525
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	13,559	13,661
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	4,763	4,876
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	9,747	9,996
Penske Truck Leasing
144A 3.30% 4/1/21 #	15,000	15,422
144A 4.20% 4/1/27 #	70,000	72,463
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	4,439	4,644

16 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	13,707	$14,221
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	10,000	10,000
United Parcel Service
5.125% 4/1/19	20,000	21,149
XPO Logistics 144A
6.125% 9/1/23 #	10,000	10,450
		186,407
Utilities – 1.59%
AES
5.50% 4/15/25	5,000	5,256
6.00% 5/15/26	15,000	16,125
Ameren Illinois
9.75% 11/15/18	35,000	38,688
American Transmission
Systems 144A
5.25% 1/15/22 #	40,000	44,129
AmeriGas Partners
5.875% 8/20/26	20,000	20,600
Appalachian Power
3.30% 6/1/27	15,000	15,224
Berkshire Hathaway Energy
3.75% 11/15/23	50,000	52,659
Calpine
144A 5.25% 6/1/26 #	20,000	19,700
5.375% 1/15/23	5,000	4,894
CMS Energy 6.25% 2/1/20	50,000	55,070
ComEd Financing III
6.35% 3/15/33	20,000	21,492
DTE Energy 3.30% 6/15/22	60,000	61,626
Emera 6.75% 6/15/76 ●	25,000	28,375
Emera US Finance
4.75% 6/15/46	20,000	21,221
Enel Americas
4.00% 10/25/26	5,000	5,061
Entergy 4.00% 7/15/22	45,000	47,608
Entergy Louisiana
4.05% 9/1/23	20,000	21,423
4.95% 1/15/45	5,000	5,162
Exelon
3.497% 6/1/22	15,000	15,400
3.95% 6/15/25	15,000	15,550
Fortis 144A
3.055% 10/4/26 #	40,000	38,681
Great Plains Energy
3.15% 4/1/22	50,000	50,577
4.85% 6/1/21	10,000	10,665
IPALCO Enterprises
5.00% 5/1/18	10,000	10,213
Kansas City Power & Light
3.65% 8/15/25	20,000	20,333
LG&E & KU Energy
4.375% 10/1/21	40,000	42,555
Metropolitan Edison 144A
4.00% 4/15/25 #	5,000	5,139
MidAmerican Energy
4.25% 5/1/46	5,000	5,379
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	15,000	15,027
2.85% 1/27/25	15,000	14,946
4.75% 4/30/43 ●	20,000	20,486
5.25% 4/20/46 ●	5,000	5,273
New York State Electric & Gas
144A 3.25% 12/1/26 #	20,000	20,053
NextEra Energy Capital
Holdings
3.55% 5/1/27	40,000	40,698
3.625% 6/15/23	10,000	10,271
NV Energy 6.25% 11/15/20	15,000	16,886
Pennsylvania Electric
5.20% 4/1/20	15,000	15,856
Public Service Co. of
Oklahoma 5.15% 12/1/19	10,000	10,666
SCANA 4.125% 2/1/22	15,000	15,102
Southern
2.75% 6/15/20	70,000	70,938
4.40% 7/1/46	5,000	5,119
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	5,000	5,194
Union Electric
2.95% 6/15/27	25,000	24,777
Wisconsin Electric Power
4.30% 12/15/45	10,000	10,549
		1,000,646
Total Corporate Bonds
(cost $6,388,897)		6,486,458

Loan Agreements – 1.17%«
Aercap Tranche B 1st Lien
3.546% 10/30/22	50,000	50,292
Amaya Holdings Tranche B 1st
Lien 4.796% 8/1/21	29,697	29,788

(continues)     NQ-452 [6/17] 8/17 (239938) 17

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements« (continued)
Builders FirstSource 1st Lien
4.069% 2/29/24	44,550	$44,531
Change Healthcare Tranche B
1st Lien 3.795% 3/1/24	44,888	44,951
DaVita Tranche B 1st Lien
3.976% 6/24/21	44,541	44,855
Examworks Group Tranche B
1st Lien 4.476% 7/27/23	44,663	44,989
First Data 1st Lien
3.466% 7/10/22	36,648	36,637
3.716% 4/26/24	33,528	33,557
First Eagle Holdings Tranche B
1st Lien 4.796% 12/1/22	29,774	30,090
Gardner Denver
4.546% 7/30/20	25,275	25,363
HCA Tranche B9 1st Lien
3.226% 3/18/23	40,096	40,249
Houghton International 1st
Lien 4.546% 12/20/19	85,950	86,487
JC Penney Tranche B 1st Lien
5.45% 6/23/23	156	155
KIK Custom Products Tranche
B 1st Lien
5.793% 8/26/22	17,374	17,513
PQ 1st Lien 5.476% 11/4/22	44,551	45,044
Republic of Angola
7.57% 12/16/23	25,188	22,669
Russell Investments US
Institutional Holdco
Tranche B 1st Lien
6.795% 6/1/23	29,700	30,053
Sprint Communications
Tranche B 1st Lien
3.75% 2/2/24	39,900	39,943
WideOpenWest Finance
Tranche B 1st Lien
4.702% 8/19/23	39,700	39,772
Windstream Services Tranche
B6 1st Lien
5.21% 3/30/21	29,775	29,719
Total Loan Agreements
(cost $727,934)		736,657

Municipal Bonds – 0.18%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	25,000	37,884
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	20,000	30,598
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	10,000	14,612
Series F 7.414% 1/1/40	5,000	7,528
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	5,000	4,965
Texas Water Development
Board
Water Implementation
Revenue 5.00% 10/15/46	15,000	17,522
Total Municipal Bonds
(cost $115,760)		113,109

Non-Agency Asset-Backed Securities – 1.07%
American Express Credit
Account Master Trust
Series 2014-5 A
1.449% 5/15/20 ●	150,000	150,098
American Express Credit
Account Secured Note Trust
Series 2012-4 B
1.709% 5/15/20 ●	120,000	120,114
CNH Equipment Trust
Series 2016-B A2B
1.559% 10/15/19 ●	2,656	2,659
Discover Card Execution Note
Trust
Series 2015-A1 A1
1.509% 8/17/20 ●	135,000	135,257
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.719% 7/16/18 ●	3,382	3,384
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.566% 9/27/21 #●	10,000	10,053
PFS Financing
Series 2015-AA A 144A
1.779% 4/15/20 #●	100,000	99,980
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	35,000	34,997

18 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Wells Fargo Dealer Floorplan
Master Note Trust
Series 2014-2 A
1.662% 10/20/19 ●	120,000	$120,100
Total Non-Agency
Asset-Backed Securities
(cost $676,873)		676,642

Non-Agency Collateralized Mortgage Obligations – 0.06%
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	288	276
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	5,774	5,747
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	20,337	21,045
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	3,715	3,796
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36	2,137	2,140
Series 2006-AR5 2A1
3.33% 4/25/36 ●	7,309	6,896
Total Non-Agency
Collateralized Mortgage
Obligations (cost $36,631)		39,900

Non-Agency Commercial Mortgage-Backed Securities –
1.38%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.158% 2/10/51 ●	6,561	6,563
Series 2017-BNK3 B
3.879% 2/15/50 ●	30,000	30,765
Series 2017-BNK3 C
4.352% 2/15/50 ●	30,000	30,619
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	17,668	17,753
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.866% 12/10/49 ●	10,000	10,007
Series 2014-GC25 A4
3.635% 10/10/47	10,000	10,398
Series 2015-GC27 A5
3.137% 2/10/48	15,000	15,066
Series 2016-P3 A4
3.329% 4/15/49	15,000	15,278
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	15,000	15,119
Series 2014-CR19 A5
3.796% 8/10/47	10,000	10,498
Series 2014-CR20 AM
3.938% 11/10/47	30,000	31,272
Series 2015-CR23 A4
3.497% 5/10/48	10,000	10,286
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	50,000	50,752
Series 2016-C3 A5
2.89% 9/10/49	35,000	34,399
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	210,000	218,095
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	20,000	21,170
Series 2015-GC32 A4
3.764% 7/10/48	10,000	10,494
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C32 A5
3.598% 11/15/48	15,000	15,504
Series 2015-C33 A4
3.77% 12/15/48	70,000	73,276
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	30,000	30,108
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.702% 8/12/37 ●	10,000	10,380
Series 2013-LC11 B
3.499% 4/15/46	10,000	10,029
Series 2015-JP1 A5
3.914% 1/15/49	10,000	10,619

(continues)       NQ-452 [6/17] 8/17 (239938) 19

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2016-JP2 A4
2.822% 8/15/49		20,000	$19,548
Series 2016-JP3 B
3.397% 8/15/49 ●		10,000	9,797
Series 2016-WIKI A 144A
2.798% 10/5/31 #		10,000	10,145
Series 2016-WIKI B 144A
3.201% 10/5/31 #		10,000	10,186
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		7,709	6,712
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		15,000	15,712
Series 2015-C23 A4
3.719% 7/15/50		35,000	36,645
Series 2015-C26 A5
3.531% 10/15/48		15,000	15,486
Series 2016-C29 A4
3.325% 5/15/49		20,000	20,319
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57		15,000	15,524
Series 2016-BNK1 A3
2.652% 8/15/49		20,000	19,261
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $879,247)			867,785

Regional Bonds – 0.05%Δ
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	7,400	6,208
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	26,000	19,242
144A 3.25% 7/21/28 #	AUD	7,000	5,380
			30,830
Total Regional Bonds
(cost $31,376)			30,830

Sovereign Bonds – 0.12%Δ
Argentina – 0.01%
Argentine Republic
Government International
Bond 5.625% 1/26/22		5,000	5,133
			5,133
Australia – 0.04%
Australia Government Bond
3.75% 4/21/37	AUD	33,000	27,480
			27,480
Hungary – 0.04%
Hungary Government
International Bond
5.75% 11/22/23		20,000	22,905
			22,905
New Zealand – 0.03%
New Zealand Government
Bond 2.75% 4/15/25	NZD	31,000	22,535
			22,535
Total Sovereign Bonds
(cost $79,260)			78,053

Supranational Banks – 0.06%
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	47,000	35,094
4.625% 10/6/21	NZD	4,000	3,110
Total Supranational Banks
(cost $34,878)			38,204

US Treasury Obligations – 1.62%
US Treasury Bond
3.00% 5/15/47		210,000	217,141
US Treasury Notes
1.75% 5/31/22		95,000	94,443
1.75% 6/30/22		310,000	308,002
2.25% 2/15/27 ∞		315,000	313,646
2.375% 5/15/27		85,000	85,561
Total US Treasury
Obligations
(cost $1,013,950)			1,018,793

		Number of
		shares
Preferred Stock – 0.31%
General Electric 5.00% ●		35,000	37,193
Henkel & Co. 1.37%		360	49,546
Integrys Holding 6.00% ●		600	16,207

20 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

	Number of	Value
	shares	(US $)
Preferred Stock (continued)
US Bancorp 3.50% ●	25	$22,264
Vedanta =†	35,832	5,544
Volkswagen 1.54%	435	66,253
Total Preferred Stock
(cost $184,375)		197,007

	Principal
	amount°
Short-Term Investments – 1.22%
Discount Note – 0.12%≠
Federal Home Loan Bank
0.95% 7/10/17	74,351	74,337
		74,337
Repurchase Agreements – 0.91%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $158,950
(collateralized by US
government obligations
3.375% 5/15/44; market
value $162,116)	158,937	158,937
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $264,916
(collateralized by US
government obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $270,194)	264,896	264,896
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $148,825
(collateralized by US
government obligations
0.00%–2.00%
8/15/17–11/15/45; market
value $151,788)	148,812	148,812
		572,645
US Treasury Obligation – 0.19%≠
US Treasury Bill 0.70%
7/13/17	120,375	120,349
		120,349

Total Short-Term
Investments
(cost $767,326)		767,331
Total Value of
Securities – 101.08%
(cost $50,058,417)		63,681,441
Liabilities Net of
Receivables and Other
Assets – (1.08%)★		(683,325)
Net Assets Applicable to
6,517,554 Shares
Outstanding – 100.00%		$62,998,116
____________________
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $3,009,561, which represents 4.78% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $253,953 cash collateral due from brokers for derivatives.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $104,805, which represents 0.17% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
∞	Fully or partially pledged as collateral for futures contracts.

(continues)       NQ-452 [6/17] 8/17 (239938) 21

Schedule of investments

Delaware Foundation® Growth Allocation Fund (Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(30,628)	USD	23,027	7/21/17	$(507)
BAML	NZD	(78,988)	USD	56,806	7/21/17	(1,053)
BNP	AUD	(73,333)	USD	55,214	7/21/17	(1,134)
BNYM	EUR	58,179	USD	(66,438)	7/3/17	22
BNYM	EUR	(34,728)	USD	39,662	7/5/17	(13)
BNYM	GBP	51,822	USD	(67,350)	7/3/17	152
BNYM	GBP	(74,401)	USD	96,703	7/5/17	(217)
						$(2,750)

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(2)	Euro-Bund	$(376,743)	$(369,760)	9/8/17	$6,983
(2)	Long Gilt	(332,534)	(327,097)	9/28/17	5,437
(1)	US Treasury 5 yr Notes	(118,099)	(117,836)	10/2/17	263
(28)	US Treasury 10 yr Notes	(3,531,290)	(3,514,875)	9/21/17	16,415
		$(4,358,666)			$29,098

Swap Contracts
CDS Contracts1

					Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Amount[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased:
ICE	JPM CDX.NA.HY.28[4]	520,000	5.00%	6/20/22	$(34,373)	$(1,427)
	Protection Sold:
HSBC	CDX.EM.27[5]	235,000	1.00%	6/20/22	(12,562)	1,780
					$(46,935)	$353

IRS Contracts[6]

		Fixed	Floating
		Interest	Interest
		Rate	Rate		Unrealized
		Paid	Paid	Termination	Appreciation
Counterparty & Swap Referenced Obligation	Notional Amount[2]	(Received)	(Received)	Date	(Depreciation)[3]
CME - BAML 3 yr	1,475,000	1.808%	(1.295%)	3/28/20	$(3,896)
LCH - BAML 5 yr	3,100,000	2.066%	(1.148%)	4/3/22	(19,889)
LCH - BAML 7 yr	1,385,000	1.993%	(1.242%)	6/14/24	9,662
LCH - BAML 10 yr	910,000	2.117%	(1.293%)	6/27/27	12,603
LCH - BAML 30 yr	100,000	2.388%	(1.293%)	6/27/47	3,213
					$1,693

22 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts, notional amounts, and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of ($16,350).

4Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey and Venezuela, which have a S&P credit quality rating of CCC and above.

6An interest rate swap (IRS) agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – BNY Mellon
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
LB – Lehman Brothers
LCH – London Clearing House
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year See accompanying notes.

NQ-452 [6/17] 8/17 (239938) 23

Notes

Delaware Foundation® Growth Allocation Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	$50,058,417
Aggregate unrealized appreciation of investments	$16,115,613
Aggregate unrealized depreciation of investments	(2,492,589)
Net unrealized appreciation of investments	$13,623,024

24 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)       NQ-452 [6/17] 8/17 (239938) 25

Notes

June 30, 2017 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$7,393,229	$—	$7,393,229
Corporate Debt	—	6,522,508	—	6,522,508
Foreign Debt	—	147,087	—	147,087
Loan Agreements[1]	—	713,988	22,669	736,657
Municipal Bonds	—	113,109	—	113,109
Common Stock
Consumer Discretionary	4,537,831	71,422	—	4,609,253
Consumer Staples	3,758,235	—	—	3,758,235
Energy	2,614,464	—	—	2,614,464
Financials	5,812,894	75,894	—	5,888,788
Healthcare	5,709,226	—	—	5,709,226
Industrials	5,646,721	—	—	5,646,721
Information Technology	7,821,841	—	—	7,821,841
Materials	1,656,385	—	—	1,656,385
Real Estate	4,895,778	—	23,367	4,919,145
Telecommunication Services	1,822,141	—	—	1,822,141
Utilities	493,420	96	—	493,516
Exchange-Traded Funds	1,846,005	—	—	1,846,005
Preferred Stock[1]	138,063	53,400	5,544	197,007
US Treasury Obligations	—	1,018,793	—	1,018,793
Short-Term Investments	—	767,331	—	767,331
Total Value of Securities	$46,753,004	$16,876,857	$51,580	$63,681,441
Derivatives:
Foreign Currency Exchange
Contracts	$—	$(2,750)	$—	$(2,750)
Futures Contracts	29,098	—	—	29,098
Swap Contracts	—	2,046	—	2,046

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	96.92%	3.08%	100.00%
Preferred Stock	70.08%	27.11%	2.81%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

26 NQ-452 [6/17] 8/17 (239938)

(Unaudited)

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period. As a result of utilizing international fair value pricing as of June 30, 2017, a portion of the Fund’s common stock was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since they are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-452 [6/17] 8/17 (239938) 27

Schedule of investments

Delaware Foundation® Moderate Allocation Fund
June 30, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 54.44%
US Markets – 30.10%
Consumer Discretionary – 2.03%
Amazon.com †	250	$242,000
Aramark	2,770	113,515
BorgWarner	2,790	118,184
Century Communications =†	25,000	0
Cheesecake Factory	1,995	100,349
Chuy’s Holdings †	2,055	48,087
Cinemark Holdings	3,130	121,601
Comcast Class A	5,550	216,006
Del Frisco’s Restaurant
Group †	6,290	101,269
Dollar General	2,881	207,691
Five Below †	2,645	130,584
Ford Motor	10,580	118,390
Home Depot	1,730	265,382
Jack in the Box	1,120	110,320
Liberty Global Class A †	2,827	90,803
Liberty Global Class C †	10,478	326,704
Liberty Interactive Corp. QVC
Group Class A †	19,957	489,745
Lowe’s	8,600	666,758
Malibu Boats Class A †	4,810	124,435
Newell Brands	3,787	203,059
NIKE Class B	2,230	131,570
Shutterfly †	645	30,637
Starbucks	3,430	200,003
Steven Madden †	4,530	180,973
Tenneco	2,800	161,924
Tractor Supply	1,380	74,810
TripAdvisor †	6,283	240,011
Walt Disney	3,620	384,625
		5,199,435
Consumer Staples – 1.33%
Archer-Daniels-Midland	16,400	678,632
Casey’s General Stores	930	99,612
CVS Health	10,940	880,232
General Mills	1,730	95,842
J&J Snack Foods	1,002	132,334
Kraft Heinz	7,366	630,824
Mondelez International	14,500	626,255
PepsiCo	1,310	151,292
Pinnacle Foods	1,730	102,762
		3,397,785
Energy – 1.71%
Carrizo Oil & Gas †	4,175	72,729
Chevron	9,090	948,360
ConocoPhillips	14,800	650,608
EOG Resources	1,390	125,823
Halliburton	18,140	774,759
Keane Group †	3,415	54,640
Marathon Oil	46,389	549,710
Occidental Petroleum	13,240	792,679
Pioneer Energy Services †	8,540	17,507
Pioneer Natural Resources	1,080	172,346
RSP Permian †	2,865	92,454
SRC Energy †	12,440	83,721
Superior Energy Services †	3,640	37,965
		4,373,301
Financials – 3.72%
Aflac	3,250	252,460
Allstate	7,800	689,832
American Equity Investment
Life Holding	4,385	115,238
Bank of New York Mellon	13,700	698,974
BB&T	15,600	708,396
BlackRock	510	215,429
Bryn Mawr Bank	1,370	58,225
Capital One Financial	2,000	165,240
Charles Schwab	7,966	342,219
City Holding	1,991	131,147
CoBiz Financial	5,225	90,915
Comerica	1,730	126,705
East West Bancorp	2,500	146,450
Essent Group †	4,395	163,230
Evercore Partners Class A	1,535	108,217
FCB Financial Holdings
Class A †	855	40,826
First Bancorp (North
Carolina)	2,040	63,770
Flushing Financial	2,165	61,031
Great Western Bancorp	3,821	155,935
Hope Bancorp	7,095	132,322
Houlihan Lokey	2,330	81,317
Independent Bank	1,460	97,309
Infinity Property & Casualty	1,295	121,730
Intercontinental Exchange	9,163	604,025
Invesco	5,080	178,765
JPMorgan Chase & Co.	4,760	435,064
KeyCorp	11,270	211,200
MainSource Financial Group	1,755	58,810
Marsh & McLennan	8,900	693,844
MGIC Investment †	23,915	267,848
Old National Bancorp	9,310	160,597
Primerica	2,295	173,846

(continues)     NQ-448 [6/17] 8/17 (239932) 1

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
Prosperity Bancshares	1,685	$108,244
Prudential Financial	1,480	160,047
Raymond James Financial	1,790	143,594
Reinsurance Group of
America	620	79,602
Selective Insurance Group	2,145	107,357
State Street	1,710	153,438
Sterling Bancorp	7,775	180,769
Stifel Financial †	3,225	148,285
Travelers	990	125,265
Umpqua Holdings	8,620	158,263
United Bankshares	2,524	98,941
United Fire Group	1,115	49,127
US Bancorp	3,140	163,029
Validus Holdings	1,650	85,751
Webster Financial	1,120	58,486
WSFS Financial	3,025	137,184
		9,508,298
Healthcare – 4.56%
Abbott Laboratories	17,160	834,148
AbbVie	1,080	78,311
Acorda Therapeutics †	2,650	52,205
Alkermes †	1,650	95,651
Allergan	1,370	333,033
Biogen †	1,421	385,603
Brookdale Senior Living †	18,425	271,032
Cardinal Health	9,000	701,280
Catalent †	5,000	175,500
Celgene †	6,552	850,908
Cigna	1,360	227,650
Clovis Oncology †	1,350	126,401
CONMED	2,745	139,830
CryoLife †	6,007	119,840
DENTSPLY SIRONA	4,653	301,700
DexCom †	1,510	110,457
Edwards Lifesciences †	1,230	145,435
Eli Lilly & Co.	1,740	143,202
Exact Sciences †	3,465	122,557
Express Scripts Holding †	12,050	769,272
Gilead Sciences	2,220	157,132
HealthSouth	3,055	147,862
Johnson & Johnson	7,290	964,394
Ligand Pharmaceuticals
Class B †	1,495	181,493
Medicines †	3,220	122,392
Merck & Co.	13,830	886,365
Merit Medical Systems †	4,735	180,640
Natera †	4,475	48,599
Pfizer	20,722	696,052
Prestige Brands Holdings †	2,523	133,240
Quest Diagnostics	6,200	689,192
Quidel †	5,700	154,698
Quintiles IMS Holdings †	4,369	391,025
Repligen †	2,375	98,420
Retrophin †	4,895	94,914
Spectrum Pharmaceuticals †	9,730	72,489
TESARO †	770	107,692
Thermo Fisher Scientific	1,010	176,215
Vanda Pharmaceuticals †	6,545	106,683
Vertex Pharmaceuticals †	880	113,406
Wright Medical Group †	4,905	134,838
		11,641,756
Industrials – 2.92%
AAON	3,761	138,593
ABM Industries	3,590	149,057
Applied Industrial
Technologies	2,505	147,920
Barnes Group	2,975	174,127
Casella Waste Systems †	4,286	70,333
Columbus McKinnon	4,153	105,569
Continental Building
Products †	7,005	163,217
Eaton	1,750	136,203
ESCO Technologies	3,308	197,322
Esterline Technologies †	700	66,360
Federal Signal	4,775	82,894
FedEx	1,982	430,748
General Electric	8,490	229,315
Granite Construction	4,433	213,848
Hawaiian Holdings †	1,250	58,687
Honeywell International	930	123,960
Kadant	1,645	123,704
KeyW Holding †	6,795	63,533
Kforce	5,045	98,882
KLX †	2,920	146,000
Lockheed Martin	460	127,701
MYR Group †	3,430	106,399
Nielsen Holdings	8,376	323,816
Northrop Grumman	2,600	667,446
On Assignment †	2,695	145,934
Oshkosh	1,230	84,722
Parker-Hannifin	1,280	204,570
Raytheon	4,200	678,216
Rockwell Collins	950	99,826

2 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Southwest Airlines	1,430	$88,860
Swift Transportation †	3,010	79,765
Tetra Tech	3,125	142,969
TransUnion †	2,260	97,881
TriNet Group †	2,800	91,672
Union Pacific	2,220	241,780
United Technologies	2,120	258,873
US Ecology	2,630	132,815
WageWorks †	2,127	142,934
Waste Management	9,300	682,155
XPO Logistics †	2,185	141,217
		7,459,823
Information Technology – 5.68%
Accenture Class A	1,290	159,547
Adobe Systems †	1,460	206,502
Alphabet Class A †	1,036	963,148
Alphabet Class C †	361	328,052
Altaba †	3,900	212,472
Analog Devices	1,100	85,580
Anixter International †	1,505	117,691
Apple	3,505	504,790
Belden	1,210	91,270
Broadcom	960	223,728
Brooks Automation	3,525	76,457
CA	19,145	659,928
Callidus Software †	7,365	178,233
Cisco Systems	26,590	832,267
Convergys	6,045	143,750
eBay †	14,262	498,029
Electronic Arts †	3,143	332,278
ExlService Holdings †	3,240	180,079
Facebook Class A †	6,027	909,956
GrubHub †	2,690	117,284
II-VI †	2,420	83,006
Intel	26,030	878,252
Intuit	1,854	246,230
j2 Global	2,410	205,067
MACOM Technology Solutions
Holdings †	2,235	124,646
Mastercard Class A	4,426	537,538
Maxim Integrated Products	2,550	114,495
MaxLinear Class A †	4,630	129,131
Microsemi †	1,780	83,304
Microsoft	15,638	1,077,927
NETGEAR †	2,180	93,958
NVIDIA	1,337	193,277
Oracle	13,200	661,848
Paycom Software †	985	67,384
PayPal Holdings †	14,095	756,479
Plantronics	1,820	95,204
Proofpoint †	2,295	199,275
PTC †	1,470	81,026
Q2 Holdings †	2,540	93,853
QUALCOMM	1,420	78,412
salesforce.com †	2,560	221,696
Semtech †	4,855	173,566
Silicon Laboratories †	1,460	99,791
SS&C Technologies Holdings	2,610	100,250
Symantec	13,722	387,647
Take-Two Interactive
Software †	1,269	93,119
Tyler Technologies †	880	154,590
Visa Class A	7,028	659,086
		14,511,098
Materials – 0.84%
Axalta Coating Systems †	2,430	77,857
Balchem	1,170	90,921
Boise Cascade †	3,920	119,168
Eastman Chemical	2,320	194,857
EI du Pont de Nemours & Co.	8,400	677,964
Kaiser Aluminum	1,570	138,976
Minerals Technologies	2,665	195,078
Neenah Paper	2,170	174,143
Quaker Chemical	1,160	168,467
WestRock	2,594	146,976
Worthington Industries	3,455	173,510
		2,157,917
Real Estate – 6.19%
American Tower	2,150	284,488
Apartment Investment &
Management	4,600	197,662
AvalonBay Communities	3,400	653,378
Boston Properties	4,250	522,835
Brandywine Realty Trust	31,600	553,948
Brixmor Property Group	5,470	97,804
Camden Property Trust	700	59,857
Cousins Properties	8,825	77,572
Crown Castle International	5,142	515,126
DCT Industrial Trust	5,018	268,162
DDR	16,175	146,707
Douglas Emmett	8,950	341,979
EastGroup Properties	1,720	144,136
Empire State Realty Trust	2,875	59,714
Equinix	673	288,825

(continues)     NQ-448 [6/17] 8/17 (239932) 3

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Equity LifeStyle Properties	2,475	$213,691
Equity Residential	18,570	1,222,463
Essex Property Trust	1,850	475,949
Extra Space Storage	2,300	179,400
Federal Realty Investment
Trust	1,200	151,668
First Industrial Realty Trust	14,600	417,852
GGP	20,625	485,925
Gramercy Property Trust	6,015	178,706
Highwoods Properties	4,925	249,747
Host Hotels & Resorts	24,795	453,005
Kilroy Realty	3,025	227,329
Kimco Realty	10,825	198,639
Kite Realty Group Trust	7,267	137,564
LaSalle Hotel Properties	6,235	185,803
Lexington Realty Trust	10,575	104,798
Life Storage	1,120	82,992
Macerich	2,725	158,213
Mack-Cali Realty	5,085	138,007
Mid-America Apartment
Communities	2,296	241,952
National Retail Properties	3,800	148,580
Omega Healthcare Investors	3,300	108,966
Parkway	1,096	25,087
Pebblebrook Hotel Trust	8,115	261,628
Prologis	12,200	715,408
PS Business Parks	1,350	178,727
Public Storage	2,475	516,112
Ramco-Gershenson Properties
Trust	17,130	220,977
Regency Centers	6,548	410,167
RLJ Lodging Trust	5,250	104,317
Simon Property Group	7,400	1,197,024
SL Green Realty	3,625	383,525
Spirit Realty Capital	13,300	98,553
Tanger Factory Outlet Centers	5,175	134,447
Taubman Centers	1,225	72,949
UDR	7,975	310,786
Urban Edge Properties	2,300	54,579
Ventas	7,400	514,152
Vornado Realty Trust	4,925	462,457
Welltower	2,625	196,481
		15,830,818
Telecommunication Services – 0.70%
AT&T	27,300	1,030,029
ATN International	1,580	108,135
Verizon Communications	14,700	656,502
		1,794,666
Utilities – 0.42%
Edison International	8,400	656,796
NorthWestern	2,790	170,246
South Jersey Industries	3,340	114,128
Spire	2,000	139,500
		1,080,670
Total US Markets
(cost $50,452,558)		76,955,567

Developed Markets – 17.03%§
Consumer Discretionary – 2.88%
Bandai Namco Holdings	3,800	129,398
Bayerische Motoren Werke	6,643	616,696
Cie Generale des
Etablissements Michelin	940	124,969
Denso	3,400	143,346
Donaco International	165,000	73,555
Hennes & Mauritz Class B	4,290	106,885
Industria de Diseno Textil	4,480	171,977
Kering	2,015	686,287
Luxottica Group	2,100	121,485
LVMH Moet Hennessy Louis
Vuitton	1,065	265,538
Nitori Holdings	3,548	474,434
Oriental Land	2,200	148,812
Publicis Groupe	3,451	257,423
RTL Group	1,505	113,639
Sekisui Chemical	8,900	159,128
Sodexo	1,135	146,746
Stanley Electric	4,600	138,644
Sumitomo Rubber Industries	35,800	603,483
Techtronic Industries	139,500	641,445
Toyota Motor	14,789	774,853
USS	6,100	121,105
Valeo	5,306	357,494
WPP	7,400	155,559
Yue Yuen Industrial Holdings	200,000	829,977
		7,362,878
Consumer Staples – 2.19%
Anheuser-Busch InBev	1,350	149,117
Aryzta †	4,019	132,150
Asahi Group Holdings	2,700	101,495
British American Tobacco	4,010	273,363
Carlsberg Class B	6,014	642,475

4 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Staples (continued)
Chocoladefabriken Lindt &
Spruengli	25	$144,958
Coca-Cola Amatil	19,167	135,974
Coca-Cola European Partners	3,470	140,894
Danone	2,505	188,288
Diageo	5,190	153,344
Imperial Brands	14,150	635,547
Japan Tobacco	19,900	698,336
Jeronimo Martins	5,230	102,086
Kao	2,700	160,164
Koninklijke Ahold Delhaize	7,302	139,611
L’Oreal	1,020	212,495
Nestle	4,860	422,950
Reckitt Benckiser Group	1,290	130,784
Sundrug	2,700	100,582
Suntory Beverage & Food	2,700	125,308
Tate & Lyle	10,700	92,258
Treasury Wine Estates	11,000	111,263
Unilever	2,820	152,609
Unilever CVA	3,800	209,717
WH Group 144A #	137,500	138,778
Woolworths	5,970	117,191
		5,611,737
Energy – 0.51%
Amec Foster Wheeler	15,870	96,570
Caltex Australia	4,505	109,451
Galp Energia	5,560	84,174
Neste	2,000	78,786
Suncor Energy	13,900	406,131
TOTAL	10,686	528,294
		1,303,406
Financials – 2.33%
AIA Group	36,600	267,441
AXA	27,684	757,282
Banco Espirito Santo
Class R =†	285,000	0
Bank Leumi Le-Israel	30,950	150,564
DBS Group Holdings	10,600	159,683
Deutsche Bank	3,650	64,721
ING Groep	42,568	734,148
Kyushu Financial Group	22,200	139,940
Medibank Pvt	47,700	102,654
Mitsubishi UFJ Financial
Group	155,373	1,042,681
Nordea Bank	75,293	958,065
Prudential	8,300	190,370
Sony Financial Holdings	6,800	115,716
Standard Chartered †	66,051	668,611
UniCredit	31,914	595,967
		5,947,843
Healthcare – 2.21%
Astellas Pharma	13,300	162,533
Bayer	2,520	325,814
Fresenius SE & Co.	2,160	185,176
ICON †	1,610	157,442
Idorsia †	645	12,175
Indivior	27,900	113,630
Lonza Group †	500	108,093
Merck	860	103,873
Miraca Holdings	2,300	103,267
Novartis	9,981	830,622
Novo Nordisk Class B	3,150	134,896
Orion Class B	1,680	107,262
Ramsay Health Care	2,490	140,857
Roche Holding	2,025	515,700
Sanofi	10,598	1,013,873
Shire	14,163	781,767
Smith & Nephew	8,130	140,303
Sumitomo Dainippon Pharma	7,100	96,771
Teva Pharmaceutical
Industries ADR	15,800	524,876
UCB	1,425	98,028
		5,656,958
Industrials – 3.78%
ABB	6,350	156,813
ANDRITZ	2,275	137,039
Ashtead Group	6,220	128,729
Aurizon Holdings	31,300	128,946
Cie de Saint-Gobain	2,940	157,084
Deutsche Post	25,044	938,783
East Japan Railway	8,141	777,729
Eiffage	1,070	97,230
Elbit Systems	900	111,018
Fraport Frankfurt Airport
Services Worldwide	2,040	180,108
Fuji Electric	21,000	110,531
ITOCHU	70,949	1,052,802
Japan Airlines	4,200	129,725
JTEKT	7,200	105,111
Koninklijke Philips	26,679	947,509
Leonardo †	24,911	413,978
Meggitt	74,203	460,903
MINEBEA MITSUMI	29,100	466,997
Mitsubishi Electric	8,500	122,087

(continues)     NQ-448 [6/17] 8/17 (239932) 5

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Rexel	15,741	$257,543
Rolls-Royce Holdings †	9,850	114,308
Safran	1,820	166,796
Schneider Electric †	1,940	149,055
Securitas Class B	6,630	111,750
Singapore Airlines	12,000	88,208
Teleperformance	5,198	665,823
Vestas Wind Systems	1,380	127,394
Vinci	11,720	1,000,336
Volvo Class B	8,350	142,327
Wolters Kluwer	2,755	116,630
Yamato Holdings	4,600	93,186
		9,656,478
Information Technology – 1.17%
Amadeus IT Group	2,160	129,150
ASM Pacific Technology	11,700	158,099
ASML Holding (New York
Shares)	1,276	166,276
Atos	1,200	168,444
Brother Industries	6,800	156,767
CGI Group Class A †	9,904	506,045
Infineon Technologies	6,900	145,677
InterXion Holding †	2,375	108,727
Nice	1,680	134,753
Omron	3,700	160,369
Playtech	50,870	630,091
SAP	2,005	209,421
Seiko Epson	7,500	166,637
Trend Micro	2,700	138,991
		2,979,447
Materials – 0.87%
Alamos Gold	24,871	176,444
Amcor	10,650	132,688
Anglo American †	8,450	112,698
Anglo American ADR †	8,700	57,872
Boral	22,760	121,579
Covestro 144A #	1,605	115,873
Daicel	9,800	121,721
EMS-Chemie Holding	275	202,758
Fletcher Building	15,000	87,826
Johnson Matthey	2,702	101,037
Kuraray	8,100	146,769
Rio Tinto	10,924	461,271
Shin-Etsu Chemical	2,100	190,162
South32	56,200	115,763
Yamana Gold	33,883	81,781
		2,226,242
Real Estate – 0.19%
Azrieli Group	1,900	105,666
Daito Trust Construction	900	139,991
Klepierre	3,000	122,958
Mirvac Group	64,750	106,003
		474,618
Telecommunication Services – 0.74%
Nippon Telegraph &
Telephone	18,686	882,175
Tele2 Class B	54,145	566,856
Telenor	5,970	99,038
Telstra	36,400	120,301
Vodafone Group	80,800	229,156
		1,897,526
Utilities – 0.16%
CLP Holdings	10,500	111,086
National Grid	11,346	140,653
Tokyo Gas	31,000	161,043
		412,782
Total Developed Markets
(cost $32,606,674)		43,529,915

Emerging Markets X – 7.31%
Consumer Discretionary – 0.55%
Arcos Dorados Holdings
Class A †	19,500	145,275
Astra International	340,400	228,067
B2W Cia Digital †	101,944	358,184
Ctrip.com International ADR †	4,200	226,212
Grupo Televisa ADR	9,250	225,423
Hyundai Motor	796	110,966
Woolworths Holdings	23,228	109,460
		1,403,587
Consumer Staples – 1.01%
BRF ADR	12,660	149,261
China Mengniu Dairy	74,000	145,015
Cia Brasileira de Distribuicao
ADR †	6,900	134,895
Cia Cervecerias Unidas ADR	5,900	154,816
Coca-Cola Femsa ADR	5,600	474,152
Fomento Economico
Mexicano ADR	3,125	307,313
JBS	14,900	29,639
Lotte Chilsung Beverage	138	206,732

6 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Consumer Staples (continued)
Lotte Confectionery	1,240	$214,587
Tingyi Cayman Islands
Holding	157,816	187,177
Uni-President China Holdings	309,000	249,735
Wal-Mart de Mexico	44,372	102,882
X5 Retail Group GDR †	6,838	236,937
		2,593,141
Energy – 0.94%
China Petroleum & Chemical	198,850	155,108
Gazprom PJSC ADR	55,537	219,815
Lukoil PJSC ADR	4,500	219,555
Petroleo Brasileiro ADR †	22,200	177,378
PTT	16,791	182,887
Reliance Industries GDR
144A #†	30,375	1,287,900
Rosneft Oil PJSC GDR	27,910	151,691
		2,394,334
Financials – 1.00%
Akbank	108,919	303,374
Banco Bradesco ADR	23,540	200,090
Banco Santander Brasil ADR	8,100	60,993
Grupo Financiero Banorte	19,600	124,358
Grupo Financiero Santander
Mexico Class B ADR	18,600	179,304
ICICI Bank ADR	38,390	344,358
Industrial & Commercial Bank
of China	114,000	76,950
Investec	15,000	112,043
Itau Unibanco Holding ADR	27,040	298,792
KB Financial Group ADR	4,489	226,650
Ping An Insurance Group Co.
of China	17,500	115,323
Samsung Life Insurance	2,564	262,193
Sberbank of Russia PJSC =	98,223	242,480
		2,546,908
Healthcare – 0.04%
Hypermarcas	12,100	101,208
		101,208
Industrials – 0.03%
Gol Linhas Aereas Inteligentes
ADR †	5,020	57,027
Rumo †	4,406	11,477
Santos Brasil Participacoes †	32,500	19,915
ZTO Express Cayman ADR †	127	1,773
		90,192
Information Technology – 2.52%
Alibaba Group Holding ADR †	5,500	774,950
Baidu ADR †	2,700	482,922
Hon Hai Precision Industry	73,978	284,531
Mail.Ru Group GDR †	2,614	68,879
MediaTek	43,000	368,228
NAVER	137	100,342
Netmarble Games 144A #†	201	27,230
Samsung Electronics	607	1,261,058
Samsung SDI	934	140,000
SINA †	5,800	492,826
SK Hynix	2,822	166,239
Sohu.com †	9,500	428,070
Taiwan Semiconductor
Manufacturing	61,069	418,570
Taiwan Semiconductor
Manufacturing ADR	11,000	384,560
Tencent Holdings	23,000	822,496
Weibo ADR †	1,060	70,458
WNS Holdings ADR †	4,070	139,845
		6,431,204
Materials – 0.29%
Braskem ADR	3,975	82,362
Cemex ADR †	10,426	98,213
CEMEX Latam Holdings †	10,013	38,376
Cia de Minas Buenaventura
ADR	8,200	94,300
Impala Platinum Holdings †	5,403	15,219
UltraTech Cement	5,021	307,540
Vedanta	25,954	100,001
		736,011
Real Estate – 0.09%
Etalon Group GDR 144A #=	16,400	58,958
IRSA Inversiones y
Representaciones ADR †	4,500	108,540
UEM Sunrise †	258,519	72,268
		239,766
Telecommunication Services – 0.84%
America Movil Class L ADR	12,620	200,910
China Mobile	25,421	269,759
LG Uplus	8,918	121,593
Mobile TeleSystems PJSC ADR	7,600	63,688
SK Telecom ADR	31,200	800,904
Telefonica Brasil ADR	20,405	275,263
TIM Participacoes ADR	16,900	250,120
Turkcell Iletisim Hizmetleri
ADR	12,450	102,090

(continues)     NQ-448 [6/17] 8/17 (239932) 7

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Emerging Markets X (continued)
Telecommunication Services (continued)
VEON ADR	15,392	$60,183
		2,144,510
Total Emerging Markets
(cost $14,692,033)		18,680,861

Total Common Stock
(cost $97,751,265)		139,166,343

Exchange-Traded Funds – 2.13%
iShares MSCI EAFE ETF	165	10,758
iShares MSCI EAFE Growth
ETF	2,380	176,025
iShares Russell 1000 Growth
ETF	33,955	4,041,324
Vanguard FTSE Developed
Markets ETF	470	19,420
Vanguard Mega Cap Growth
ETF	6,020	602,361
Vanguard Russell 1000
Growth ETF	4,955	602,379
Total Exchange-Traded
Funds (cost $4,992,755)		5,452,267

	Principal
	amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.754% 9/26/33 ϕ	49,073	54,235
Fannie Mae REMIC Trust
Series 2002-W11 AV1
1.556% 11/25/32 ●	2,564	2,508
Total Agency Asset-Backed
Securities (cost $51,241)		56,743

Agency Collateralized Mortgage Obligations – 7.79%
Fannie Mae Interest Strip
Series 419 C3
3.00% 11/25/43 Σ	72,951	11,996
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	15,667	18,104
Series 2005-70 PA
5.50% 8/25/35	7,624	8,522
Series 2008-15 SB
5.384% 8/25/36 Σ●	21,192	4,078
Series 2010-41 PN
4.50% 4/25/40	120,000	128,766
Series 2010-43 HJ
5.50% 5/25/40	11,056	12,750
Series 2010-96 DC
4.00% 9/25/25	2,378	2,534
Series 2010-129 SM
4.784% 11/25/40 Σ●	117,317	18,985
Series 2012-51 SA 5.284%
5/25/42 Σ●	54,384	13,376
Series 2012-98 MI
3.00% 8/25/31 Σ	168,898	18,399
Series 2012-99 AI
3.50% 5/25/39 Σ	430,177	50,493
Series 2012-118 AI
3.50% 11/25/37 Σ	822,465	102,480
Series 2012-120 WI
3.00% 11/25/27 Σ	47,655	4,581
Series 2012-122 SD
4.884% 11/25/42 Σ●	76,332	15,147
Series 2012-125 MI
3.50% 11/25/42 Σ	355,812	70,579
Series 2012-137 WI
3.50% 12/25/32 Σ	65,486	10,392
Series 2012-139 NS
5.484% 12/25/42 Σ●	361,151	88,028
Series 2013-2 DA
2.00% 11/25/42	6,563	5,736
Series 2013-7 EI
3.00% 10/25/40 Σ	4,786,651	606,468
Series 2013-7 GP
2.50% 2/25/43	16,000	14,571
Series 2013-26 ID
3.00% 4/25/33 Σ	176,895	24,561
Series 2013-38 AI
3.00% 4/25/33 Σ	166,187	22,855
Series 2013-43 IX
4.00% 5/25/43 Σ	492,060	112,578
Series 2013-44 DI
3.00% 5/25/33 Σ	533,764	76,132
Series 2013-45 PI
3.00% 5/25/33 Σ	336,646	46,498
Series 2013-51 PI
3.00% 11/25/32 Σ	478,296	56,014
Series 2013-55 AI
3.00% 6/25/33 Σ	203,593	28,633
Series 2013-59 PY
2.50% 6/25/43	70,000	64,945
Series 2013-62 PY
2.50% 6/25/43	55,000	50,465
Series 2013-64 KI
3.00% 2/25/33 Σ	1,077,897	152,090

8 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-69 IJ
3.00% 7/25/33 Σ	60,002	$8,320
Series 2013-71 ZA
3.50% 7/25/43	67,852	69,738
Series 2013-75 JI
3.00% 9/25/32 Σ	193,703	24,935
Series 2014-25 DI
3.50% 8/25/32 Σ	78,473	8,992
Series 2014-36 ZE
3.00% 6/25/44	104,195	97,727
Series 2014-63 KI
3.50% 11/25/33 Σ	93,777	11,314
Series 2014-68 BS
4.934% 11/25/44 Σ●	231,065	48,783
Series 2014-90 SA
4.934% 1/25/45 Σ●	192,182	37,585
Series 2015-11 BI
3.00% 1/25/33 Σ	135,899	14,321
Series 2015-40 GZ
3.50% 5/25/45	25,813	25,519
Series 2015-43 PZ
3.50% 6/25/45	10,755	11,145
Series 2015-44 Z
3.00% 9/25/43	178,375	174,641
Series 2015-66 ID
3.50% 5/25/42 Σ	85,959	13,989
Series 2015-71 PI
4.00% 3/25/43 Σ	844,528	135,011
Series 2015-87 TI
3.50% 11/25/35 Σ	75,117	11,438
Series 2015-95 SH
4.784% 1/25/46 Σ●	167,749	37,432
Series 2016-2 HI
3.00% 12/25/41 Σ	304,923	40,361
Series 2016-17 BI
4.00% 2/25/43 Σ	1,675,031	275,343
Series 2016-33 DI
3.50% 6/25/36 Σ	82,534	12,511
Series 2016-54 PI
3.00% 2/25/44 Σ	316,933	38,744
Series 2016-62 SA
4.784% 9/25/46 Σ●	269,222	66,287
Series 2016-72 AZ
3.00% 10/25/46	281,250	261,978
Series 2016-74 GS 4.784%
10/25/46 Σ●	2,382,983	596,275
Series 2016-74 IH
3.50% 11/25/45 Σ	96,282	17,304
Series 2016-80 BZ
3.00% 11/25/46	372,364	338,035
Series 2016-80 CZ
3.00% 11/25/46	325,436	295,819
Series 2016-80 JZ
3.00% 11/25/46	33,666	31,389
Series 2016-90 CI
3.00% 2/25/45 Σ	2,278,467	333,286
Series 2016-95 IO
3.00% 12/25/46 Σ	3,624,950	697,239
Series 2016-95 LZ
2.50% 12/25/46	167,421	137,980
Series 2016-95 US 4.784%
12/25/46 Σ●	3,597,711	765,974
Series 2016-99 DI
3.50% 1/25/46 Σ	97,470	16,190
Series 2016-99 TI
3.50% 3/25/36 Σ	159,940	22,460
Series 2016-101 ZP
3.50% 1/25/47	23,405	22,627
Series 2016-105 SA
4.784% 1/25/47 Σ●	93,812	20,812
Series 2017-6 NI
3.50% 3/25/46 Σ	224,677	40,030
Series 2017-16 SM
4.834% 3/25/47 Σ●	227,300	48,888
Series 2017-16 YT
3.00% 7/25/46	70,000	70,862
Series 2017-24 AI
3.00% 8/25/46 Σ	186,308	27,439
Series 2017-25 BL
3.00% 4/25/47	5,000	4,629
Series 2017-27 EM
3.00% 4/25/47	28,000	26,440
Series 2017-28 Z
3.50% 4/25/47	27,237	27,682
Series 2017-40 GZ
3.50% 5/25/47	9,053	9,307
Series 2017-40 IG
3.50% 3/25/43 Σ	94,231	12,528
Series 2017-46 BI
3.00% 4/25/47 Σ	99,065	13,297
Series 2017-46 JI
3.50% 1/25/43 Σ	98,821	12,093
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	10,468	11,601
Series 2621 QH
5.00% 5/15/33	340	375
Series 2708 ZD
5.50% 11/15/33	21,275	23,906
Series 3939 EI
3.00% 3/15/26 Σ	380,633	24,339

(continues)     NQ-448 [6/17] 8/17 (239932) 9

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4050 EI
4.00% 2/15/39 Σ	42,151	$4,414
Series 4065 DE
3.00% 6/15/32	30,000	30,609
Series 4100 EI
3.00% 8/15/27 Σ	173,231	16,773
Series 4109 AI
3.00% 7/15/31 Σ	311,480	34,614
Series 4120 IK
3.00% 10/15/32 Σ	254,396	34,867
Series 4136 EZ
3.00% 11/15/42	35,454	35,435
Series 4146 IA
3.50% 12/15/32 Σ	133,551	20,467
Series 4152 GW
2.50% 1/15/43	9,000	8,328
Series 4159 KS
4.991% 1/15/43 Σ●	59,467	12,953
Series 4161 IM
3.50% 2/15/43 Σ	110,393	23,381
Series 4181 DI
2.50% 3/15/33 Σ	84,859	10,194
Series 4184 GS
4.961% 3/15/43 Σ●	143,671	31,067
Series 4185 LI
3.00% 3/15/33 Σ	131,725	18,279
Series 4186 IE
3.00% 3/15/33 Σ	2,916,024	415,803
Series 4191 CI
3.00% 4/15/33 Σ	63,895	8,902
Series 4197 LZ
4.00% 4/15/43	24,802	26,759
Series 4206 DZ
3.00% 5/15/33	80,533	79,447
Series 4223 HI
3.00% 4/15/30 Σ	739,382	59,176
Series 4342 CI
3.00% 11/15/33 Σ	62,200	7,485
Series 4366 DI
3.50% 5/15/33 Σ	385,295	54,592
Series 4433 DI
3.00% 8/15/32 Σ	1,474,332	152,333
Series 4435 DY
3.00% 2/15/35	142,000	142,981
Series 4476 GI
3.00% 6/15/41 Σ	339,367	38,562
Series 4487 ZC
3.50% 6/15/45	556,772	569,808
Series 4493 HI
3.00% 6/15/41 Σ	74,420	8,660
Series 4518 CI
3.50% 6/15/42 Σ	1,000,807	122,303
Series 4527 CI
3.50% 2/15/44 Σ	75,606	12,937
Series 4567 LI
4.00% 8/15/45 Σ	1,576,824	294,821
Series 4574 AI
3.00% 4/15/31 Σ	640,496	80,530
Series 4581 LI
3.00% 5/15/36 Σ	83,948	11,440
Series 4594 SG
4.841% 6/15/46 Σ●	93,687	23,303
Series 4614 HB
2.50% 9/15/46	72,000	65,761
Series 4618 SA 4.841%
9/15/46 Σ●	99,468	23,866
Series 4623 IY
4.00% 10/15/46 Σ	97,011	21,521
Series 4623 LZ
2.50% 10/15/46	269,449	236,255
Series 4623 MW
2.50% 10/15/46	510,000	470,594
Series 4623 WI
4.00% 8/15/44 Σ	294,194	53,533
Series 4629 KB
3.00% 11/15/46	270,000	259,122
Series 4643 QI
3.50% 9/15/45 Σ	496,158	82,491
Series 4648 ND
3.00% 9/15/46	28,000	27,143
Series 4648 SA 4.841%
1/15/47 Σ●	4,312,194	954,997
Series 4650 JE
3.00% 7/15/46	25,000	24,201
Series 4656 HI
3.50% 5/15/42 Σ	176,281	23,261
Series 4657 NW
3.00% 4/15/45	27,000	26,889
Series 4660 GI
3.00% 8/15/43 Σ	172,464	27,166
Freddie Mac Strips
Series 267 S5
4.841% 8/15/42 Σ●	172,550	35,797
Series 290 IO
3.50% 11/15/32 Σ	61,415	9,792
Series 299 S1
4.841% 1/15/43 Σ●	130,305	26,258
Series 326 S2
4.791% 3/15/44 Σ●	214,047	42,882

10 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2015-HQA2 M2
4.016% 5/25/28 ●	217,480	$225,168
GNMA
Series 2010-113 KE
4.50% 9/20/40	295,000	323,781
Series 2012-108 PB
2.75% 9/16/42	10,000	9,644
Series 2012-136 MX
2.00% 11/20/42	540,000	496,602
Series 2013-113 AZ
3.00% 8/20/43	181,717	176,837
Series 2013-113 LY
3.00% 5/20/43	312,000	312,555
Series 2015-36 PI
3.50% 8/16/41 Σ	114,340	15,636
Series 2015-64 GZ
2.00% 5/20/45	75,061	63,209
Series 2015-74 CI
3.00% 10/16/39 Σ	72,990	9,910
Series 2015-82 GI
3.50% 12/20/38 Σ	251,947	25,719
Series 2015-133 AL
3.00% 5/20/45	188,000	184,753
Series 2015-142 AI
4.00% 2/20/44 Σ	63,316	8,106
Series 2016-5 GL
3.00% 7/20/45	315,000	315,053
Series 2016-89 QS 4.838%
7/20/46 Σ●	94,777	23,263
Series 2016-101 QL
3.00% 7/20/46	808,000	785,516
Series 2016-108 YL
3.00% 8/20/46	2,031,650	1,938,045
Series 2016-111 PB
2.50% 8/20/46	67,000	61,609
Series 2016-118 DI
3.50% 3/20/43 Σ	94,936	14,347
Series 2016-126 NS
4.888% 9/20/46 Σ●	96,841	22,637
Series 2016-134 MW
3.00% 10/20/46	810,000	823,741
Series 2016-135 Z
3.00% 10/20/46	12,242	11,466
Series 2016-146 KS
4.888% 10/20/46 Σ●	94,333	22,659
Series 2016-147 ST
4.838% 10/20/46 Σ●	97,312	22,802
Series 2016-149 GI
4.00% 11/20/46 Σ	219,323	47,225
Series 2016-160 VZ
2.50% 11/20/46	33,484	28,691
Series 2016-171 IP
3.00% 3/20/46 Σ	169,957	25,256
Series 2017-4 BW
3.00% 1/20/47	28,000	26,784
Series 2017-10 IB
4.00% 1/20/47 Σ	96,298	22,638
Series 2017-25 CZ
3.50% 2/20/47	12,141	12,278
Series 2017-25 WZ
3.00% 2/20/47	1,698,883	1,569,372
Series 2017-34 AZ
3.00% 1/20/47	574,286	533,579
Series 2017-34 DY
3.50% 3/20/47	36,000	36,172
Total Agency Collateralized
Mortgage Obligations
(cost $19,916,768)		19,913,481

Agency Commercial Mortgage-Backed Securities – 0.39%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series KS03 A4 3.161%
5/25/25 ⧫●	110,000	113,673
FREMF Mortgage Trust
Series 2011-K14 B 144A
5.341% 2/25/47 #●	45,000	49,142
Series 2011-K15 B 144A
5.116% 8/25/44 #●	10,000	10,878
Series 2012-K18 B 144A
4.40% 1/25/45 #●	50,000	52,978
Series 2012-K22 B 144A
3.811% 8/25/45 #●	95,000	98,532
Series 2012-K708 B 144A
3.883% 2/25/45 #●	95,000	97,157
Series 2013-K32 B 144A
3.651% 10/25/46 #●	255,000	263,535
Series 2013-K33 B 144A
3.617% 8/25/46 #●	80,000	81,664
Series 2013-K712 B 144A
3.48% 5/25/45 #●	55,000	56,280
Series 2013-K713 B 144A
3.274% 4/25/46 #●	35,000	35,651
Series 2013-K713 C 144A
3.274% 4/25/46 #●	135,000	135,845
Total Agency Commercial
Mortgage-Backed
Securities (cost $986,365)		995,335

(continues)     NQ-448 [6/17] 8/17 (239932) 11

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities – 6.50%
Fannie Mae S.F. 30 yr
4.50% 5/1/39	99,359	$107,489
4.50% 2/1/46	493,641	533,611
5.00% 11/1/33	1,140	1,251
5.00% 10/1/35	500,147	548,849
5.00% 10/1/36	1,506	1,653
5.00% 12/1/36	1,142	1,254
5.50% 3/1/34	106,571	119,349
5.50% 4/1/34	1,756	1,967
5.50% 8/1/34	16,952	18,987
5.50% 11/1/34	3,615	4,044
5.50% 12/1/34	64,083	71,777
5.50% 2/1/35	3,199	3,584
5.50% 12/1/35	8,889	9,960
5.50% 8/1/37	165,845	185,780
5.50% 1/1/38	171,674	192,522
5.50% 3/1/38	42,560	47,772
5.50% 12/1/38	1,624	1,819
5.50% 6/1/39	39,999	44,718
5.50% 7/1/40	37,602	42,048
5.50% 6/1/41	101,739	114,194
5.50% 9/1/41	14,707	16,650
5.50% 5/1/44	2,148,995	2,406,417
6.00% 3/1/34	9,182	10,486
6.00% 8/1/34	15,286	17,479
6.00% 11/1/34	454	518
6.00% 4/1/35	14,857	16,949
6.00% 6/1/35	181,703	207,211
6.00% 7/1/35	53,579	61,147
6.00% 12/1/35	73,242	83,505
6.00% 5/1/36	146,481	166,680
6.00% 6/1/36	256,981	295,310
6.00% 9/1/36	184,033	208,896
6.00% 2/1/37	11,904	13,555
6.00% 5/1/37	161,468	183,943
6.00% 6/1/37	2,124	2,414
6.00% 7/1/37	1,765	2,001
6.00% 8/1/37	252,525	288,337
6.00% 9/1/37	23,761	27,073
6.00% 11/1/37	755	857
6.00% 3/1/38	360,974	409,909
6.00% 5/1/38	81,910	92,752
6.00% 9/1/38	73,419	83,509
6.00% 10/1/38	17,400	19,721
6.00% 11/1/38	8,910	10,123
6.00% 1/1/39	17,274	19,565
6.00% 9/1/39	279,401	322,543
6.00% 10/1/39	196,723	224,468
6.00% 3/1/40	67,672	76,924
6.00% 4/1/40	71,449	81,096
6.00% 7/1/40	57,559	65,208
6.00% 9/1/40	14,607	16,668
6.00% 10/1/40	56,299	63,777
6.00% 11/1/40	6,111	6,967
6.00% 5/1/41	86,514	98,066
6.00% 6/1/41	60,977	69,208
6.00% 7/1/41	103,762	117,565
7.50% 6/1/31	10,880	13,083
Fannie Mae S.F. 30 yr TBA
4.50% 8/1/47	6,577,000	7,045,092
Freddie Mac ARM
2.554% 10/1/46 ●	106,608	107,064
Freddie Mac S.F. 30 yr
5.00% 5/1/41	114,471	126,273
5.00% 12/1/41	11,951	13,146
5.50% 3/1/34	4,755	5,320
5.50% 12/1/34	4,167	4,668
5.50% 11/1/36	5,166	5,780
5.50% 9/1/37	4,739	5,279
5.50% 6/1/41	51,886	57,969
6.00% 5/1/35	20,310	23,057
6.00% 2/1/36	8,780	9,945
6.00% 3/1/36	18,402	20,801
6.00% 11/1/36	9,326	10,537
6.00% 5/1/37	21,873	24,736
6.00% 6/1/38	31,993	36,185
6.00% 8/1/38	30,999	35,244
6.00% 10/1/38	7,488	8,529
6.00% 7/1/39	6,318	7,171
6.00% 3/1/40	188,529	213,470
6.00% 5/1/40	562,509	636,744
6.00% 7/1/40	28,629	32,443
6.50% 12/1/31	4,494	5,065
GNMA II S.F. 30 yr
5.50% 5/20/37	25,310	28,090
5.50% 4/20/40	22,052	24,062
6.00% 2/20/39	29,234	32,492
6.00% 2/20/40	113,924	127,265
6.00% 4/20/46	35,363	39,450
6.50% 6/20/39	40,742	46,131
6.50% 10/20/39	34,216	38,613
Total Agency
Mortgage-Backed
Securities
(cost $16,675,835)		16,623,829

12 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

		Principal	Value
		amount°	(US $)
Collateralized Debt Obligations – 1.48%
AMMC CLO
Series 2015-16A AR 144A
2.42% 4/14/29 #●		170,000	$169,914
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
2.646% 1/20/29 #●		500,000	504,133
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.352% 10/20/28 #●		250,000	251,851
GoldentTree Loan
Management US CLO
Series 2017-1A A 144A
2.404% 4/20/29 #●		250,000	250,972
JFIN CLO
Series 2017-1A A1 144A
2.324% 4/24/29 #●		155,000	155,514
KKR Financial CLO
Series 2013-1A A1R 144A
2.448% 4/15/29 #●		300,000	299,849
MP CLO IV
Series 2013-2A ARR 144A
2.594% 7/25/29 #●		250,000	250,000
Neuberger Berman CLO XIX
Series 2015-19A A1 144A
2.578% 7/15/27 #●		250,000	250,000
Northwoods Capital XV
Series 2017-15A A 144A
2.555% 6/20/29 #●		250,000	249,871
Oaktree CLO
Series 2014-1A A1R 144A
2.472% 5/13/29 #●		400,000	399,796
Octagon Investment Partners
XV
Series 2013-1A A1AR
144A 0.00% 7/19/30 #●		250,000	250,000
TIAA CLO
Series 2017-1A A 144A
2.49% 4/20/29 #●		250,000	250,961
Venture CDO
Series 2016-25A A1 144A
2.487% 4/20/29 #●		100,000	100,285
Venture XXIV CLO
Series 2016-24A A1D
144A
2.576% 10/20/28 #●		140,000	140,146
Venture XXVIII CLO
Series 2017-28A A2 144A
2.423% 7/20/30 #●		250,000	247,929
Total Collateralized Debt
Obligations
(cost $3,761,660)			3,771,221

Corporate Bonds – 20.64%
Banking – 4.87%
Banco Nacional de Costa Rica
144A 5.875% 4/25/21 #		200,000	210,260
Banco Santander
4.25% 4/11/27		200,000	208,004
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	24,000	18,503
Bank of America
3.248% 10/21/27		55,000	53,269
3.30% 8/5/21	AUD	20,000	15,411
3.705% 4/24/28 ●		125,000	126,097
4.183% 11/25/27		860,000	876,473
Bank of New York Mellon
2.15% 2/24/20		25,000	25,152
2.20% 8/16/23		140,000	135,844
2.50% 4/15/21		80,000	80,670
3.442% 2/7/28 ●		205,000	208,306
4.625% 12/29/49 ●		140,000	141,554
Barclays
4.836% 5/9/28		200,000	204,718
8.25% 12/29/49 ●		200,000	212,500
BBVA Bancomer 144A
6.50% 3/10/21 #		150,000	165,937
Citigroup
2.279% 5/17/24 ●		595,000	594,952
3.75% 10/27/23	AUD	24,000	18,531
Citizens Financial Group
2.375% 7/28/21		75,000	74,416
4.30% 12/3/25		105,000	109,675
Compass Bank
3.875% 4/10/25		250,000	249,466
Cooperatieve Rabobank
3.75% 7/21/26		250,000	250,460
Credit Suisse Group 144A
6.25% 12/29/49 #●		200,000	212,978
Credit Suisse Group Funding
Guernsey 4.55% 4/17/26		315,000	335,263
Export-Import Bank of India
144A 3.375% 8/5/26 #		200,000	196,174
Export-Import Bank of Korea
4.00% 6/7/27	AUD	10,000	7,671
Fifth Third Bancorp
2.60% 6/15/22		55,000	54,774
2.875% 7/27/20		50,000	51,164
Fifth Third Bank
3.85% 3/15/26		200,000	204,018
Goldman Sachs Group
3.691% 6/5/28 ●		345,000	346,836

(continues)     NQ-448 [6/17] 8/17 (239932) 13

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.15% 5/22/45		180,000	$200,725
5.20% 12/17/19	NZD	20,000	15,301
Huntington Bancshares
2.30% 1/14/22		80,000	78,874
Huntington National Bank
2.375% 3/10/20		260,000	261,069
JPMorgan Chase & Co.
2.776% 4/25/23 ●		95,000	95,224
3.54% 5/1/28 ●		105,000	105,709
4.25% 11/2/18	NZD	110,000	81,879
4.25% 10/1/27		140,000	145,816
KeyBank
2.35% 3/8/19		260,000	261,760
2.40% 6/9/22		250,000	248,900
3.40% 5/20/26		250,000	248,745
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	335,000	271,234
Lloyds Banking Group
3.00% 1/11/22		200,000	202,166
Manufacturers & Traders Trust
2.50% 5/18/22		250,000	249,619
Morgan Stanley
2.75% 5/19/22		140,000	140,049
3.625% 1/20/27		110,000	110,835
3.95% 4/23/27		495,000	499,171
5.00% 9/30/21	AUD	24,000	19,735
Northern Trust
3.375% 5/8/32 ●		45,000	45,042
PNC Financial Services Group
3.15% 5/19/27		250,000	249,094
5.00% 12/29/49 ●		145,000	149,713
Royal Bank of Canada
2.75% 2/1/22		215,000	218,766
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	204,239
Santander UK 144A
5.00% 11/7/23 #		200,000	215,084
Santander UK Group Holdings
3.571% 1/10/23		200,000	204,742
State Street
3.10% 5/15/23		65,000	66,199
3.30% 12/16/24		100,000	102,947
3.55% 8/18/25		115,000	119,888
SunTrust Bank
3.30% 5/15/26		200,000	195,865
SunTrust Banks
2.70% 1/27/22		35,000	35,106
5.05% 6/15/22 ●		10,000	10,175
UBS Group Funding
Switzerland
144A 2.65% 2/1/22 #		200,000	199,767
144A 3.491% 5/23/23 #		200,000	204,826
144A 4.253% 3/23/28 #		300,000	314,076
US Bancorp
3.10% 4/27/26		155,000	153,391
3.15% 4/27/27		30,000	30,091
USB Capital IX
3.50% 10/29/49 ●		235,000	208,950
Wells Fargo & Co.
3.00% 7/27/21	AUD	38,000	28,950
3.584% 5/22/28 ●		550,000	556,438
Woori Bank 144A
4.75% 4/30/24 #		200,000	209,856
Zions Bancorporation
4.50% 6/13/23		100,000	105,353
			12,454,445
Basic Industry – 1.42%
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●		200,000	218,600
Boise Cascade 144A
5.625% 9/1/24 #		95,000	98,325
Builders FirstSource 144A
5.625% 9/1/24 #		105,000	109,725
CF Industries 6.875% 5/1/18		195,000	203,044
Cliffs Natural Resources 144A
5.75% 3/1/25 #		15,000	14,213
Dow Chemical
8.55% 5/15/19		611,000	684,667
Freeport-McMoRan
6.875% 2/15/23		150,000	159,000
General Electric
2.10% 12/11/19		25,000	25,208
4.25% 1/17/18	NZD	55,000	40,676
5.55% 5/4/20		75,000	82,436
6.00% 8/7/19		145,000	157,635
Georgia-Pacific
8.00% 1/15/24		290,000	372,535
INVISTA Finance 144A
4.25% 10/15/19 #		135,000	139,752
Koppers 144A
6.00% 2/15/25 #		80,000	85,200
OCP 144A 4.50% 10/22/25 #		200,000	202,250
Olin 5.125% 9/15/27		70,000	72,275
PulteGroup 5.00% 1/15/27		65,000	66,950

14 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Sherwin-Williams
3.45% 6/1/27	160,000	$161,469
Southern Copper
5.875% 4/23/45	40,000	43,081
Standard Industries 144A
5.00% 2/15/27 #	170,000	173,825
Suzano Trading 144A
5.875% 1/23/21 #	100,000	106,500
US Concrete 144A
6.375% 6/1/24 #	50,000	53,000
Vale Overseas
5.875% 6/10/21	35,000	37,660
6.25% 8/10/26	115,000	124,344
Westlake Chemical
5.00% 8/15/46	110,000	116,804
WR Grace & Co. 144A
5.625% 10/1/24 #	84,000	90,090
		3,639,264
Capital Goods – 1.03%
BWAY Holding 144A
5.50% 4/15/24 #	145,000	148,444
CCL Industries 144A
3.25% 10/1/26 #	85,000	82,033
Cia Brasileira de Aluminio
144A 6.75% 4/5/21 #	100,000	106,750
KLX 144A 5.875% 12/1/22 #	50,000	52,687
LafargeHolcim Finance 144A
3.50% 9/22/26 #	400,000	396,277
Lennox International
3.00% 11/15/23	245,000	244,948
Masco 3.50% 4/1/21	150,000	154,879
Parker-Hannifin
3.30% 11/21/24	10,000	10,321
Rockwell Collins
3.20% 3/15/24	70,000	71,042
3.50% 3/15/27	55,000	55,890
Roper Technologies
2.80% 12/15/21	75,000	75,708
Siemens Financierings-
maatschappij 144A
2.70% 3/16/22 #	535,000	542,253
Union Andina de Cementos
144A 5.875% 10/30/21 #	150,000	156,150
United Technologies
2.80% 5/4/24	215,000	215,806
Waste Management
2.40% 5/15/23	335,000	330,987
		2,644,175
Consumer Cyclical – 0.95%
Albertsons 144A
6.625% 6/15/24 #	50,000	49,750
Boyd Gaming
6.375% 4/1/26	70,000	75,863
Coach 4.125% 7/15/27	85,000	84,316
Dollar General
3.875% 4/15/27	230,000	236,027
Ford Motor Credit
3.096% 5/4/23	200,000	197,870
General Motors Financial
3.45% 4/10/22	270,000	274,689
5.25% 3/1/26	15,000	16,231
Hanesbrands 144A
4.875% 5/15/26 #	90,000	91,800
Hyundai Capital America
144A 2.125% 10/2/17 #	80,000	80,062
144A 2.55% 2/6/19 #	50,000	50,209
144A 3.00% 3/18/21 #	45,000	45,315
JD.com 3.125% 4/29/21	200,000	200,253
KFC Holding
144A 5.00% 6/1/24 #	27,000	28,215
144A 5.25% 6/1/26 #	40,000	42,200
Live Nation Entertainment
144A 4.875% 11/1/24 #	70,000	71,225
Lowe’s 3.70% 4/15/46	290,000	280,684
Marriott International
3.75% 3/15/25	80,000	82,554
4.50% 10/1/34	20,000	20,981
MGM Resorts International
4.625% 9/1/26	50,000	50,750
Penn National Gaming 144A
5.625% 1/15/27 #	160,000	163,400
Scientific Games International
10.00% 12/1/22	75,000	82,500
Toyota Motor Credit
2.80% 7/13/22	120,000	122,117
Wyndham Worldwide
4.15% 4/1/24	80,000	82,268
		2,429,279
Consumer Non-Cyclical – 1.95%
Abbott Laboratories
2.90% 11/30/21	535,000	540,636
Anheuser-Busch InBev
Finance 2.65% 2/1/21	640,000	649,065
Becle 144A 3.75% 5/13/25 #	300,000	299,998
Becton Dickinson
2.894% 6/6/22	95,000	95,225
3.363% 6/6/24	95,000	95,327
Biogen 5.20% 9/15/45	105,000	120,412

(continues)     NQ-448 [6/17] 8/17 (239932) 15

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Celgene 3.25% 8/15/22	275,000	$283,003
Cencosud 144A
6.625% 2/12/45 #	200,000	219,045
CHS 6.25% 3/31/23	25,000	25,902
Dean Foods 144A
6.50% 3/15/23 #	105,000	111,037
HCA 5.375% 2/1/25	130,000	137,449
HealthSouth
5.125% 3/15/23	20,000	20,700
5.75% 9/15/25	30,000	31,725
Heineken 144A
3.50% 1/29/28 #	55,000	55,943
Hill-Rom Holdings 144A
5.00% 2/15/25 #	110,000	112,750
Kroger 2.65% 10/15/26	75,000	69,316
Molson Coors Brewing
3.00% 7/15/26	300,000	289,148
Mylan 3.95% 6/15/26	125,000	126,899
New York and Presbyterian
Hospital 4.063% 8/1/56	90,000	90,269
Pernod Ricard 144A
4.45% 1/15/22 #	300,000	321,952
Post Holdings 144A
5.00% 8/15/26 #	145,000	145,000
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	150,000	148,384
2.875% 9/23/23	220,000	218,335
THC Escrow 144A
5.125% 5/1/25 #	40,000	40,250
Thermo Fisher Scientific
3.00% 4/15/23	545,000	550,059
Tyson Foods 3.55% 6/2/27	155,000	156,211
Universal Health Services
144A 5.00% 6/1/26 #	25,000	26,063
		4,980,103
Energy – 1.84%
Anadarko Petroleum
5.55% 3/15/26	420,000	470,196
BP Capital Markets
3.216% 11/28/23	155,000	157,523
3.224% 4/14/24	135,000	136,420
Diamondback Energy 144A
4.75% 11/1/24 #	85,000	85,000
Ecopetrol
5.875% 9/18/23	35,000	38,360
7.375% 9/18/43	25,000	26,955
Enbridge 3.70% 7/15/27	175,000	175,254
Energy Transfer
4.75% 1/15/26	35,000	36,477
6.125% 12/15/45	155,000	170,038
9.70% 3/15/19	95,000	106,440
Energy Transfer Equity
7.50% 10/15/20	70,000	78,575
Enterprise Products Operating
7.034% 1/15/68 ●	25,000	25,725
Genesis Energy
5.625% 6/15/24	50,000	47,625
Gulfport Energy
144A 6.00% 10/15/24 #	75,000	73,313
6.625% 5/1/23	35,000	35,263
Hilcorp Energy I 144A
5.00% 12/1/24 #	110,000	101,750
Laredo Petroleum
6.25% 3/15/23	80,000	79,800
MPLX 4.875% 12/1/24	225,000	240,270
Murphy Oil 6.875% 8/15/24	125,000	130,937
Noble Energy
5.05% 11/15/44	85,000	87,735
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	214,039
Petrobras Global Finance
5.375% 1/27/21	55,000	56,056
6.75% 1/27/41	30,000	28,200
7.25% 3/17/44	45,000	44,415
7.375% 1/17/27	55,000	58,327
Plains All American Pipeline
8.75% 5/1/19	175,000	194,643
Sabine Pass Liquefaction
5.625% 4/15/23	370,000	411,736
5.625% 3/1/25	35,000	38,706
5.75% 5/15/24	100,000	111,514
Shell International Finance
2.875% 5/10/26	85,000	83,981
Southwestern Energy
6.70% 1/23/25	80,000	78,600
Spectra Energy Capital
3.30% 3/15/23	80,000	80,389
Targa Resources Partners
144A 5.125% 2/1/25 #	35,000	36,181
144A 5.375% 2/1/27 #	65,000	67,600
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	193,290
Tesoro 144A
4.75% 12/15/23 #	135,000	146,057
Transcanada Trust
5.30% 3/15/77 ●	55,000	56,643

16 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Transcanada Trust
5.875% 8/15/76 ●	75,000	$81,577
Transocean Proteus 144A
6.25% 12/1/24 #	47,500	48,687
Woodside Finance
144A 3.65% 3/5/25 #	60,000	59,887
144A 3.70% 9/15/26 #	40,000	39,467
144A 8.75% 3/1/19 #	145,000	160,194
YPF 144A
24.167% 7/7/20 #●	90,000	98,325
		4,692,170
Financials – 0.71%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	200,000	213,500
AerCap Ireland Capital
3.95% 2/1/22	150,000	156,321
Affiliated Managers Group
3.50% 8/1/25	90,000	89,897
Air Lease
3.00% 9/15/23	130,000	129,415
3.625% 4/1/27	295,000	295,661
Aviation Capital Group
144A 2.875% 1/20/22 #	125,000	124,677
144A 6.75% 4/6/21 #	35,000	39,750
Berkshire Hathaway
2.75% 3/15/23	70,000	70,973
BlackRock 3.20% 3/15/27	60,000	60,812
E*TRADE Financial
5.875% 12/29/49 ●	145,000	154,425
Jefferies Group
4.85% 1/15/27	25,000	26,165
6.45% 6/8/27	50,000	57,398
6.50% 1/20/43	30,000	34,054
Lazard Group
3.625% 3/1/27	15,000	14,848
3.75% 2/13/25	100,000	101,009
Park Aerospace Holdings
144A 5.50% 2/15/24 #	123,000	128,781
SUAM Finance 144A
4.875% 4/17/24 #	100,000	106,365
		1,804,051
Insurance – 0.88%
Allstate 3.28% 12/15/26	240,000	244,090
Berkshire Hathaway Finance
2.90% 10/15/20	145,000	149,705
Brighthouse Financial 144A
3.70% 6/22/27 #	105,000	103,602
Manulife Financial
4.061% 2/24/32 ●	145,000	146,598
MetLife
6.40% 12/15/36	20,000	23,150
144A 9.25% 4/8/38 #	400,000	597,000
NUVEEN FINANCE
144A 2.95% 11/1/19 #	85,000	86,267
144A 4.125% 11/1/24 #	170,000	176,174
Principal Life Global Funding
II 144A 3.00% 4/18/26 #	390,000	384,863
Prudential Financial
4.50% 11/15/20	5,000	5,368
5.375% 5/15/45 ●	85,000	92,225
Willis North America
3.60% 5/15/24	45,000	45,509
XLIT
3.616% 12/29/49 ●	70,000	65,450
5.50% 3/31/45	110,000	117,973
		2,237,974
Media – 0.58%
Cablevision 144A
6.50% 6/15/21 #	150,000	159,375
CCO Holdings
144A 5.75% 2/15/26 #	60,000	64,350
144A 5.875% 5/1/27 #	35,000	37,494
DISH DBS 7.75% 7/1/26	20,000	23,750
Gray Television 144A
5.875% 7/15/26 #	65,000	66,463
Myriad International Holdings
144A 5.50% 7/21/25 #	200,000	214,250
Nexstar Broadcasting 144A
5.625% 8/1/24 #	120,000	121,800
Sinclair Television Group
144A 5.125% 2/15/27 #	80,000	77,800
Sirius XM Radio 144A
5.375% 7/15/26 #	100,000	103,750
Time Warner Cable
7.30% 7/1/38	285,000	365,741
Time Warner Entertainment
8.375% 3/15/23	150,000	188,939
Tribune Media
5.875% 7/15/22	50,000	52,625
		1,476,337
Real Estate – 0.96%
American Tower
2.25% 1/15/22	40,000	39,040
4.00% 6/1/25	160,000	166,016
4.40% 2/15/26	65,000	68,263
American Tower Trust I 144A
3.07% 3/15/23 #	145,000	146,310

(continues)     NQ-448 [6/17] 8/17 (239932) 17

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate (continued)
CC Holdings GS V
3.849% 4/15/23	80,000	$84,200
Corporate Office Properties
3.60% 5/15/23	80,000	79,598
5.25% 2/15/24	105,000	112,570
Crown Castle International
5.25% 1/15/23	130,000	144,566
CubeSmart 3.125% 9/1/26	120,000	114,263
CyrusOne 144A
5.00% 3/15/24 #	5,000	5,163
Education Realty Operating
Partnership
4.60% 12/1/24	100,000	101,822
ESH Hospitality 144A
5.25% 5/1/25 #	125,000	129,844
Hospitality Properties Trust
4.50% 3/15/25	95,000	97,660
Host Hotels & Resorts
3.75% 10/15/23	70,000	71,464
3.875% 4/1/24	50,000	50,921
4.50% 2/1/26	55,000	57,780
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	100,000	105,500
LifeStorage 3.50% 7/1/26	90,000	86,305
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	100,000	101,125
Regency Centers
3.60% 2/1/27	100,000	99,521
SBA Communications 144A
4.875% 9/1/24 #	75,000	76,500
UDR 4.00% 10/1/25	355,000	367,796
Uniti Group 144A
7.125% 12/15/24 #	50,000	49,766
Uniti Group Unity Fiber
Holdings 144A
7.125% 12/15/24 #	20,000	19,875
WP Carey 4.60% 4/1/24	80,000	83,434
		2,459,302
Services – 0.08%
Herc Rentals 144A
7.75% 6/1/24 #	46,000	48,760
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	95,000	103,470
United Rentals North America
5.50% 5/15/27	15,000	15,487
5.875% 9/15/26	45,000	48,094
		215,811
Technology – 0.38%
Apple 3.20% 5/11/27	240,000	242,576
CDW 5.00% 9/1/25	70,000	72,975
Cisco Systems
1.85% 9/20/21	125,000	123,521
CommScope Technologies
144A 5.00% 3/15/27 #	35,000	35,000
Dell International 144A
6.02% 6/15/26 #	85,000	93,797
First Data 144A
5.75% 1/15/24 #	100,000	104,250
NXP 144A 4.125% 6/1/21 #	200,000	211,100
Symantec 144A
5.00% 4/15/25 #	85,000	89,170
		972,389
Telecommunications – 1.13%
AT&T
4.25% 3/1/27	135,000	139,845
5.25% 3/1/37	115,000	123,027
CenturyLink
5.80% 3/15/22	145,000	151,344
6.75% 12/1/23	65,000	70,241
Cincinnati Bell 144A
7.00% 7/15/24 #	35,000	36,669
Columbus Cable Barbados
144A 7.375% 3/30/21 #	200,000	212,750
Crown Castle Towers 144A
4.883% 8/15/20 #	455,000	485,852
Deutsche Telekom
International Finance 144A
2.485% 9/19/23 #	485,000	471,418
Digicel Group 144A
7.125% 4/1/22 #	200,000	175,260
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,933
Level 3 Financing
5.25% 3/15/26	80,000	83,209
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	210,634
Radiate Holdco 144A
6.625% 2/15/25 #	55,000	55,137
SBA Tower Trust
144A 2.24% 4/10/18 #	100,000	99,971
144A 2.898% 10/8/19 #	70,000	70,370
Sprint 7.875% 9/15/23	99,000	114,097
VTR Finance 144A
6.875% 1/15/24 #	200,000	212,500
Zayo Group 144A
5.75% 1/15/27 #	75,000	78,656
		2,889,913

18 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation – 0.50%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	60,848	$61,913
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	42,891	43,964
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	72,314	72,856
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	33,343	34,133
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	38,988	39,983
ERAC USA Finance 144A
4.50% 8/16/21 #	20,000	21,435
Penske Truck Leasing
144A 3.30% 4/1/21 #	95,000	97,671
144A 3.40% 11/15/26 #	50,000	49,236
144A 4.20% 4/1/27 #	205,000	212,212
SMBC Aviation Capital
Finance 144A
2.65% 7/15/21 #	200,000	196,542
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	39,948	41,795
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	91,379	94,805
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	40,000	40,000
United Parcel Service
5.125% 4/1/19	190,000	200,914
XPO Logistics 144A
6.125% 9/1/23 #	55,000	57,475
		1,264,934
Utilities – 3.36%
AES
5.50% 4/15/25	30,000	31,537
6.00% 5/15/26	80,000	86,000
AES Gener 144A
8.375% 12/18/73 #●	200,000	215,000
Ameren Illinois
9.75% 11/15/18	290,000	320,554
American Transmission
Systems 144A
5.25% 1/15/22 #	270,000	297,871
AmeriGas Partners
5.875% 8/20/26	105,000	108,150
Berkshire Hathaway Energy
3.75% 11/15/23	200,000	210,638
Calpine
144A 5.25% 6/1/26 #	60,000	59,100
5.375% 1/15/23	65,000	63,619
Cleveland Electric Illuminating
5.50% 8/15/24	90,000	103,279
CMS Energy 6.25% 2/1/20	325,000	357,955
ComEd Financing III
6.35% 3/15/33	160,000	171,933
DTE Energy 3.30% 6/15/22	355,000	364,622
Duke Energy 2.65% 9/1/26	175,000	166,555
Emera 6.75% 6/15/76 ●	175,000	198,625
Emera US Finance
4.75% 6/15/46	140,000	148,543
Enel 144A
8.75% 9/24/73 #●	200,000	238,500
Enel Americas
4.00% 10/25/26	80,000	80,980
Enel Finance International
144A 3.625% 5/25/27 #	200,000	198,499
Entergy 4.00% 7/15/22	250,000	264,489
Entergy Louisiana
4.05% 9/1/23	220,000	235,655
4.95% 1/15/45	15,000	15,486
Exelon
3.497% 6/1/22	125,000	128,332
3.95% 6/15/25	70,000	72,565
Fortis 144A
3.055% 10/4/26 #	260,000	251,424
Great Plains Energy
3.15% 4/1/22	370,000	374,273
4.85% 6/1/21	60,000	63,989
Indiana Michigan Power
3.20% 3/15/23	375,000	380,517
IPALCO Enterprises
5.00% 5/1/18	80,000	81,700
Kansas City Power & Light
3.65% 8/15/25	180,000	183,001
LG&E & KU Energy
4.375% 10/1/21	425,000	452,142
Metropolitan Edison 144A
4.00% 4/15/25 #	70,000	71,942
MidAmerican Energy
4.25% 5/1/46	165,000	177,520
National Rural Utilities
Cooperative Finance
2.70% 2/15/23	145,000	145,264

(continues)     NQ-448 [6/17] 8/17 (239932) 19

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 ●	145,000	$148,527
5.25% 4/20/46 ●	85,000	89,642
New York State Electric & Gas
144A 3.25% 12/1/26 #	135,000	135,361
NextEra Energy Capital
Holdings
3.55% 5/1/27	295,000	300,151
3.625% 6/15/23	60,000	61,624
NV Energy 6.25% 11/15/20	115,000	129,462
Pampa Energia 144A
7.50% 1/24/27 #	150,000	156,777
Pennsylvania Electric
5.20% 4/1/20	115,000	121,562
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	200,000	197,046
Public Service Co. of New
Hampshire
3.50% 11/1/23	95,000	99,269
Public Service Co. of
Oklahoma 5.15% 12/1/19	85,000	90,658
Rochester Gas & Electric
144A 3.10% 6/1/27 #	10,000	10,002
Southern
2.75% 6/15/20	325,000	329,355
4.40% 7/1/46	130,000	133,093
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	50,000	51,941
Union Electric
2.95% 6/15/27	145,000	143,706
Wisconsin Electric Power
4.30% 12/15/45	70,000	73,844
		8,592,279
Total Corporate Bonds
(cost $51,763,318)		52,752,426

Loan Agreements – 0.95%«
Aercap Tranche B 1st Lien
3.546% 10/30/22	345,000	347,012
Change Healthcare Tranche B
1st Lien 3.795% 3/1/24	294,263	294,676
First Data 1st Lien
3.716% 4/26/24	347,983	348,287
HCA Tranche B9 1st Lien
3.226% 3/18/23	314,826	316,028
Houghton International 1st
Lien 4.546% 12/20/19	625,525	629,435
Republic of Angola
7.57% 12/16/23	207,188	186,469
Sprint Communications
Tranche B 1st Lien
3.75% 2/2/24	294,263	294,578
Total Loan Agreements
(cost $2,397,521)		2,416,485

Municipal Bonds – 0.36%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S3 6.907%
10/1/50	125,000	189,421
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39	80,000	122,391
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	30,000	37,046
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	70,000	102,284
Series F 7.414% 1/1/40	30,000	45,165
Oregon State Taxable Pension
5.892% 6/1/27	200,000	242,420
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	40,000	39,723
Texas Water Development
Board
Series A 5.00% 10/15/45	30,000	34,684
Water Implementation
Revenue 5.00% 10/15/46	95,000	110,975
Total Municipal Bonds
(cost $898,884)		924,109

Non-Agency Asset-Backed Securities – 1.61%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	32,331	32,629
American Express Credit
Account Secured Note Trust
Series 2012-4 B
1.709% 5/15/20 ●	900,000	900,858
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	120,000	119,944

20 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Avis Budget Rental Car
Funding AESOP
Series 2014-1A A 144A
2.46% 7/20/20 #	200,000	$200,531
Capital One Multi-Asset
Execution Trust
Series 2007-A5 A5
1.199% 7/15/20 ●	145,000	144,996
CNH Equipment Trust
Series 2016-B A2B
1.559% 10/15/19 ●	13,278	13,295
Discover Card Execution Note
Trust
Series 2014-A1 A1
1.589% 7/15/21 ●	200,000	200,915
Golden Credit Card Trust
Series 2014-2A A 144A
1.609% 3/15/21 #●	100,000	100,265
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	141,750	134,064
Mercedes-Benz Auto Lease
Trust
Series 2016-A A2B
1.719% 7/16/18 ●	23,672	23,688
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
1.739% 5/15/20 #●	100,000	100,370
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.566% 9/27/21 #●	60,000	60,320
New Residential Mortgage
Loan Trust
Series 2017-1A A1 144A
4.00% 2/25/57 #●	92,111	95,755
Series 2017-2A A3 144A
4.00% 3/25/57 #●	94,268	98,145
PFS Financing
Series 2015-AA A 144A
1.779% 4/15/20 #●	100,000	99,980
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	99,991
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	68,363	68,890
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	71,900	72,453
Series 2017-1 A1 144A
2.75% 10/25/56 #●	92,332	93,038
Series 2017-2 A1 144A
2.75% 4/25/57 #●	98,400	99,335
Volkswagen Credit Auto
Master Trust
Series 2014-1A A2 144A
1.40% 7/22/19 #	260,000	259,976
Wells Fargo Dealer Floorplan
Master Note Trust
Series 2014-2 A
1.662% 10/20/19 ●	1,100,000	1,100,921
Total Non-Agency
Asset-Backed Securities
(cost $4,127,550)		4,120,359

Non-Agency Collateralized Mortgage Obligations – 0.53%
American Home Mortgage
Investment Trust
Series 2005-2 5A1
5.064% 9/25/35 Φ	5,701	5,628
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	2,013	1,933
Credit Suisse First Boston
Mortgage Securities
Series 2005-5 6A3
5.00% 7/25/35	43,882	43,677
JPMorgan Mortgage Trust
Series 2006-S1 1A1
6.00% 4/25/36	57,959	59,979
Series 2014-2 B1 144A
3.424% 6/25/29 #●	77,258	77,457
Series 2014-2 B2 144A
3.424% 6/25/29 #●	77,258	75,899
Series 2014-IVR6 2A4
144A 2.50% 7/25/44 #●	100,000	99,544
Series 2015-1 B1 144A
2.617% 12/25/44 #●	196,219	194,890
Series 2015-4 B1 144A
3.628% 6/25/45 #●	95,708	94,335
Series 2015-4 B2 144A
3.628% 6/25/45 #●	95,708	93,239
Series 2015-5 B2 144A
2.867% 5/25/45 #●	97,390	95,236
Series 2015-6 B1 144A
3.623% 10/25/45 #●	95,589	94,816
Series 2015-6 B2 144A
3.623% 10/25/45 #●	95,589	93,801

(continues)     NQ-448 [6/17] 8/17 (239932) 21

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage
Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	86,879	$89,499
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	42,014	42,669
Series 2015-1 B2 144A
3.877% 1/25/45 #●	42,488	42,792
Series 2017-4 A1 144A
3.50% 7/25/47 #●	100,000	101,609
Structured Asset Securities
Corporation Mortgage Pass
Through Certificates
Series 2004-20 2A1
5.50% 11/25/34 ⧫	27,601	28,198
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 2A1
3.33% 4/25/36 ●	13,888	13,102
Total Non-Agency
Collateralized Mortgage
Obligations
(cost $1,332,233)		1,348,303

Non-Agency Commercial Mortgage-Backed Securities – 2.11%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
6.158% 2/10/51 ●	26,245	26,254
Series 2017-BNK3 B
3.879% 2/15/50 ●	240,000	246,122
Series 2017-BNK3 C
4.352% 2/15/50 ●	240,000	244,948
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW18 A4
5.70% 6/11/50	38,869	39,057
Citigroup Commercial
Mortgage Trust
Series 2007-C6 AM
5.866% 12/10/49 ●	60,000	60,040
Series 2014-GC25 A4
3.635% 10/10/47	115,000	119,572
Series 2015-GC27 A5
3.137% 2/10/48	135,000	135,591
Series 2016-P3 A4
3.329% 4/15/49	95,000	96,763
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	95,000	95,752
Series 2014-CR19 A5
3.796% 8/10/47	70,000	73,488
Series 2014-CR20 AM
3.938% 11/10/47	215,000	224,115
Series 2015-3BP A 144A
3.178% 2/10/35 #	300,000	302,756
Series 2015-CR23 A4
3.497% 5/10/48	150,000	154,293
DB-JPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	175,000	177,631
Series 2016-C3 A5
2.89% 9/10/49	210,000	206,396
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.871% 11/10/46 #●	130,000	141,989
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	100,000	103,855
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	205,513
GS Mortgage Securities Trust
Series 2014-GC24 A5
3.931% 9/10/47	150,000	158,778
Series 2015-GC32 A4
3.764% 7/10/48	70,000	73,455
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C32 A5
3.598% 11/15/48	125,000	129,197
Series 2015-C33 A4
3.77% 12/15/48	480,000	502,464
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	185,000	185,667
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.702% 8/12/37 ●	40,000	41,520
Series 2013-LC11 B
3.499% 4/15/46	85,000	85,246
Series 2015-JP1 A5
3.914% 1/15/49	85,000	90,266
Series 2016-JP2 A4
2.822% 8/15/49	120,000	117,288
Series 2016-JP3 B
3.397% 8/15/49 ●	40,000	39,186

22 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2016-WIKI A 144A
2.798% 10/5/31 #		50,000	$50,723
Series 2016-WIKI B 144A
3.201% 10/5/31 #		80,000	81,488
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●		102,532	89,265
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47		90,000	94,272
Series 2015-C23 A4
3.719% 7/15/50		285,000	298,393
Series 2015-C26 A5
3.531% 10/15/48		120,000	123,885
Series 2016-C29 A4
3.325% 5/15/49		85,000	86,356
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●		200,000	188,272
Wells Fargo Commercial
Mortgage Trust
Series 2015-NXS3 A4
3.617% 9/15/57		165,000	170,762
Series 2016-BNK1 A3
2.652% 8/15/49		140,000	134,830
Total Non-Agency
Commercial
Mortgage-Backed
Securities (cost $5,483,052)			5,395,448

Regional Bonds – 0.18%Δ
Argentina – 0.12%
Provincia de Buenos Aires
144A 7.875% 6/15/27 #		150,000	155,670
Provincia de Cordoba 144A
7.45% 9/1/24 #		150,000	156,099
			311,769
Australia – 0.06%
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	161,000	119,150
144A 3.25% 7/21/28 #	AUD	39,000	29,974
			149,124
Total Regional Bonds
(cost $449,523)			460,893

Sovereign Bonds – 0.63%Δ
Argentina – 0.08%
Argentine Republic
Government International
Bond
5.625% 1/26/22		45,000	46,193
7.125% 7/6/36		150,000	149,025
			195,218
Australia – 0.07%
Australia Government Bond
3.75% 4/21/37	AUD	205,000	170,712
			170,712
Bermuda – 0.08%
Bermuda Government
International Bond 144A
3.717% 1/25/27 #		200,000	201,766
			201,766
Chile – 0.04%
Bonos de la Tesoreria de la
Republica en pesos
4.50% 3/1/21	CLP	65,000,000	102,466
			102,466
Colombia – 0.08%
Colombia Government
International Bond
5.00% 6/15/45		200,000	202,200
			202,200
Hungary – 0.05%
Hungary Government
International Bond
5.75% 11/22/23		120,000	137,430
			137,430
Mexico – 0.07%
Mexico Government
International Bond
4.35% 1/15/47		200,000	188,340
			188,340
New Zealand – 0.07%
New Zealand Government
Bond
2.75% 4/15/25	NZD	193,000	140,300
4.50% 4/15/27	NZD	29,000	23,983
			164,283
Portugal – 0.01%
Portugal Government
International Bond 144A
5.125% 10/15/24 #		29,000	29,653
			29,653

(continues)     NQ-448 [6/17] 8/17 (239932) 23

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Sri Lanka – 0.08%
Sri Lanka Government
International Bond 144A
6.825% 7/18/26 #		200,000	$211,185
			211,185
Total Sovereign Bonds
(cost $1,609,394)			1,603,253

Supranational Banks – 0.09%
International Bank for
Reconstruction &
Development
3.50% 1/22/21	NZD	278,000	207,576
4.625% 10/6/21	NZD	22,000	17,106
International Finance
3.625% 5/20/20	NZD	13,000	9,744
Total Supranational Banks
(cost $214,237)			234,426

US Treasury Obligations – 1.27%
US Treasury Bond
3.00% 5/15/47		2,235,000	2,310,999
US Treasury Notes
1.75% 5/31/22		340,000	338,008
2.375% 5/15/27		600,000	603,961
Total US Treasury
Obligations
(cost $3,190,398)			3,252,968

		Number of
		shares
Preferred Stock – 0.54%
General Electric 5.00% ●		266,000	282,665
Henkel & Co. 1.37%		1,110	152,768
Integrys Holding 6.00% ●		3,550	95,894
US Bancorp 3.50% ●		600	534,330
USB Realty 144A 2.305% #●		100,000	87,750
Vedanta =†		103,816	16,061
Volkswagen 1.54%		1,320	201,044
Total Preferred Stock
(cost $1,209,776)			1,370,512

		Principal
		amount°
Short-Term Investments – 0.27%
Discount Note – 0.00%≠
Federal Home Loan Bank
0.929% 7/10/17		2,842	2,842
			2,842
Repurchase Agreements – 0.23%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $161,665
(collateralized by US
government obligations
3.375% 5/15/44; market
value $164,885)		161,652	161,652
Bank of Montreal
0.93%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $269,441
(collateralized by US
government obligations
0.625%–3.75%
7/31/17–2/15/45; market
value $274,809)		269,420	269,420
BNP Paribas
1.05%, dated 6/30/17, to
be repurchased on 7/3/17,
repurchase price $151,367
(collateralized by US
government obligations
0.00%–2.00%
8/15/17–11/15/45; market
value $154,381)		151,354	151,354
			582,426
US Treasury Obligation – 0.04%≠
US Treasury Bill
0.70% 7/13/17		94,595	94,575
			94,575

Total Short-Term
Investments
(cost $679,841)			679,843
Total Value of
Securities – 101.93%
(cost $217,491,616)			260,538,244
Liabilities Net of
Receivables and Other
Assets – (1.93)%★			(4,925,958)
Net Assets Applicable to
23,023,091 Shares
Outstanding – 100.00%			$255,612,286

24 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

____________________
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2017, the aggregate value of Rule 144A securities was $27,849,696, which represents 10.90% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $2,354,163 cash collateral due from brokers for derivatives and $210,000 cash collateral due to brokers for derivatives.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $317,499, which represents 0.12% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at June 30, 2017.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
†	Non-income producing security.
●	Variable rate security. Each rate shown is as of June 30, 2017. Interest rates reset periodically.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2017.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(317,827)	USD	238,948	7/21/17	$(5,262)
BAML	NZD	(635,350)	USD	456,931	7/21/17	(8,471)
BNP	AUD	(240,728)	USD	181,248	7/21/17	(3,721)
BNYM	EUR	176,546	USD	(201,607)	7/3/17	66
BNYM	EUR	(106,980)	USD	122,179	7/5/17	(40)
BNYM	GBP	148,744	USD	(193,315)	7/3/17	436
BNYM	GBP	(231,268)	USD	300,590	7/5/17	(674)
						$(17,666)

Futures Contracts					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(16)	Euro-Bund Future	$(3,013,945)	$(2,958,077)	9/8/17	$55,868
(16)	Long Gilt	(2,660,273)	(2,616,778)	9/28/17	43,495
(9)	US Treasury 5 yr Notes	(1,062,889)	(1,060,524)	10/2/17	2,365
(194)	US Treasury 10 yr Notes	(24,469,452)	(24,353,063)	9/21/17	116,389
		$(31,206,559)			$218,117

(continues)     NQ-448 [6/17] 8/17 (239932) 25

Schedule of investments

Delaware Foundation® Moderate Allocation Fund (Unaudited)

Swap Contracts
CDS Contracts1

					Upfront
					Payments	Unrealized
		Notional	Annual Protection	Termination	Paid	Appreciation
Counterparty	Swap Referenced Obligation	Amount[2]	Payments	Date	(Received)	(Depreciation)[3]
	Protection Purchased:
HSBC	CDX.EM.27[4]	4,000,000	1.00%	6/20/22	$212,303	$(28,786)
ICE	JPM CDX.NA.HY.28[5]	4,075,000	5.00%	6/20/22	(269,369)	(11,185)
					$(57,066)	$(39,971)

IRS Contracts6

		Fixed	Floating
		Interest	Interest
		Rate	Rate		Unrealized
		Paid	Paid	Termination	Appreciation
Counterparty & Swap Referenced Obligation	Notional Amount[2]	(Received)	(Received)	Date	(Depreciation)[3]
CME - BAML 3 yr	11,675,000	1.808%	(1.295%)	3/28/20	$(30,839)
LCH - BAML 5 yr	24,100,000	2.066%	(1.148%)	4/3/22	(154,625)
LCH - BAML 7 yr	10,675,000	1.993%	(1.242%)	6/14/24	74,473
LCH - BAML 10 yr	4,615,000	2.117%	(1.293%)	6/27/27	63,916
LCH - BAML 30 yr	2,085,000	2.388%	(1.293%)	6/27/47	66,995
					$19,920

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts, notional amounts, and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(119,455).

4Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey and Venezuela, which have a S&P credit quality rating of CCC and above.

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

6An interest rate swap (IRS) agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

26 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BNYM – BNY Mellon
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CME – Chicago Mercantile Exchange
CVA – Dutch Certificate
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
LB – Lehman Brothers
LCH – London Clearing House
MSCI – Morgan Stanley Capital International
NZD – New Zealand Dollar
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

See accompanying notes.

     NQ-448 [6/17] 8/17 (239932) 27

Notes

Delaware Foundation® Moderate Allocation Fund
June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Delaware Group® Foundation Funds (Trust) – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of Investments	$217,491,616
Aggregate unrealized appreciation of investments	$51,567,313
Aggregate unrealized depreciation of investments	(8,520,685)
Net unrealized appreciation of investments	$43,046,628

28 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-448 [6/17] 8/17 (239932) 29

Notes

June 30, 2017 (Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities:	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$52,224,719	$—	$52,224,719
Corporate Debt	—	52,752,426	—	52,752,426
Foreign Debt	—	2,298,572	—	2,298,572
Loan Agreements[1]	—	2,230,016	186,469	2,416,485
Municipal Bonds	—	924,109	—	924,109
Common Stock
Consumer Discretionary	13,737,833	228,067	—	13,965,900
Consumer Staples	11,602,663	—	—	11,602,663
Energy	8,071,041	—	—	8,071,041
Financials	17,760,569	242,480	—	18,003,049
Healthcare	17,399,922	—	—	17,399,922
Industrials	17,206,493	—	—	17,206,493
Information Technology	23,921,749	—	—	23,921,749
Materials	5,120,170	—	—	5,120,170
Real Estate	16,486,244	—	58,958	16,545,202
Telecommunication Services	5,836,702	—	—	5,836,702
Utilities	1,493,452	—	—	1,493,452
Exchange-Traded Funds	5,452,267	—	—	5,452,267
Preferred Stock[1]	888,142	466,309	16,061	1,370,512
US Treasury Obligations	—	3,252,968	—	3,252,968
Short-Term Investments	—	679,843	—	679,843
Total Value of Securities	$144,977,247	$115,299,509	$261,488	$260,538,244
Derivatives:
Foreign Currency Exchange
Contracts	$—	$(17,666)	$—	$(17,666)
Futures Contracts	218,117	—	—	218,117
Swap Contracts	—	(20,051)	—	(20,051)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	92.28%	7.72%	100.00%
Preferred Stock	64.80%	34.03%	1.17%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period. As a result of utilizing international fair value pricing as of June 30, 2017, a portion of the Fund’s common stock was categorized as Level 2.

30 NQ-448 [6/17] 8/17 (239932)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on level 3 inputs since they are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments.”

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

     NQ-448 [6/17] 8/17 (239932) 31

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: